As Filed with the Securities and Exchange Commission on April 23, 2026.
Registration Nos. 333-160722/811-04001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 19
and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 341
(Check appropriate box or boxes)

METROPOLITAN LIFE SEPARATE ACCOUNT E
(Exact Name of Registered Separate Account)

METROPOLITAN LIFE INSURANCE COMPANY
(Name of Insurance Company)
200 Park Avenue,
New York, New York 10166
(Address of Insurance Company's Principal Executive Offices)
(212) 578-9500
(Insurance Company's Telephone Number, including Area Code)
Monica Curtis
Executive Vice President and Chief Legal Officer
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166
(Name and Address of Agent for Service)

COPY TO:
W. Thomas Conner
Carlton Fields
1025 Thomas Jefferson Street, NW Suite 400 West
Washington, DC 20007-5208
Approximate Date of Proposed Public Offering: April 27, 2026
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	On April 27, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

April 27, 2026
Zenith Accumulator Individual Variable Annuity Contracts
Issued By Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Prospectus describes flexible and single purchase payment deferred variable annuity contracts (the “Contracts” or “Deferred Annuities”) issued by Metropolitan Life Insurance Company (“MetLife,” the “Company,” “we,” “us” or “our”).
The Contracts are no longer sold. However, owners of existing Contracts (“Contract Owners,” “you” or “your”) may continue to make purchase payments. Contract Owners may allocate assets to investment divisions (“Divisions”) of Metropolitan Life Separate Account E. (Divisions may be referred to as “Investment Divisions” or “Subaccounts” in prior prospectuses or in the Contract.) The assets in each Division are invested in shares of one of the portfolios (“Portfolios”) listed in Appendix A. In most states you may also allocate purchase payments to a Fixed Interest Account.
How to learn more:
Before investing, read this Prospectus. The Prospectus contains information about the Contracts and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals can result in surrender charges, taxes, and tax penalties, if applicable.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.
We do not guarantee how any of the Divisions or Portfolios will perform. Interests in the Separate Account, the Portfolios and the Fixed Interest Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife's obligations under the Contract are subject to its financial strength and claims-paying ability.
The Contracts are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this Prospectus, supplements to the Prospectus, prospectus summaries or any supplemental sales material we authorize.

GLOSSARY
We have tried to make this Prospectus as understandable for you as possible. However, in explaining how the Contract works, we use certain terms that have special meanings. These terms are defined below:
Accumulation Unit Value —  With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to you in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolios, the deduction of the Separate Account charge also affects a Division's Accumulation Unit Value.
Account Balance, Account Value or Contract Value — Refers to the total amount of money in your Deferred Annuity, including money in the Divisions of the Separate Account and the Fixed Interest Account.
Annuitant — The natural person whose life is the measure for determining the duration of the Contract.
Annuitization — Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.
Annuity Unit Value —  With a variable Pay-Out Option, the money paid-in or reallocated to a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes as 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios, the experience factor for the current valuation period, the daily AIR factor and the Separate Account charge.
Beneficiary — The person designated to receive any benefits under a Contract in the event the Contract Owner or the Annuitant, as applicable, dies before the Maturity Date.
Contract — A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity or the certificate issued to you under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity.
Contract Owner — The person(s) or entity entitled to ownership rights under this Contract. If Joint Owners are named, all references to Contract Owner shall mean Joint Owners.
Contract Year — A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.
Death Proceeds (prior to annuitization) — The amount we pay prior to annuitization, on receipt of due proof of death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.
Deferred Annuity — This term is used throughout this Prospectus when we are referring to the Deferred Annuities.
Designated Office — Our Designated Office is the office that services your Contract or accepts purchase payments into your Contract as applicable. The most recent correspondence, purchase payment stub or annual statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. We will notify you if there are changes to this information.
Divisions  —  Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your Account Balance to a Division, the Division purchases shares of a Portfolio (with the same name).
Exchange — The New York Stock Exchange is referred to as the “Exchange.”
Fixed Interest Account — A part of the Company’s general account to which you can allocate net purchase payments under most Contracts. The Fixed Interest Account provides guarantees of principal and interest. Aspects of the Fixed Interest Account are briefly summarized in this Prospectus in order to give a better understanding of how the Contract functions.
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone, facsimile (also referred to as “fax”), email or internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Division affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social

Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative (where applicable) before submitting the form or request.
Maturity Date — The date on which annuity payments begin, as stated in the application or as later deferred.
Net Purchase Payment — A purchase payment, in which the premium tax and any premium for the disability benefit rider, if applicable, has been deducted before allocation to the Divisions.
Non-life contingency option  — A fixed period benefit option where payments are guaranteed for a specified period of time regardless of whether the Payee is alive.
Payee — Any person or entity entitled to receive payment under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.
Pay-Out Options/Income Options — These are options that you may elect when you convert your Contract into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity.
Separate Account —  Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Contract are pooled in the Separate Account and maintained for the benefit of investors in the Contract. The Separate Account is divided into sub-accounts, each invest in shares of one Portfolio.
Variable Annuity —  An annuity  with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
Withdrawal Charge or Early Withdrawal Charge — The Withdrawal Charge is the amount we deduct from the amount you have withdrawn from your Deferred Annuity, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a contingent deferred sales charge, deferred sales load or back-end sales load.

OVERVIEW OF THE CONTRACT
Purpose
The Contract is designed to provide long-term accumulation of assets through investments in a variety of investment options during the accumulation phase. It can supplement your retirement income by providing a stream of income payments during the pay-out phase. It also offers a death benefit to protect your designated Beneficiaries. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Phases of the Contract
Your Deferred Annuity has two phases: 1) an accumulation or “pay-in” phase; and 2) an income or “pay-out” phase.
(1)
Accumulation (Pay-in) Phase
To help you accumulate assets, you can invest your purchase payments in:
●
Portfolios (mutual funds), each of which has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a Fixed Interest Account option, which offers a guaranteed interest rate during a selected period.
Additional information about each Portfolio including its fund type, advisers and any subadvisers, as well as current expenses and certain performance information is included in Appendix A.
(2)
Income (Pay-out) Phase
You can elect to annuitize your Contract and turn your Account Value into a stream of income payments (sometimes called annuity payments) from MetLife, at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the investment options you select. you decide the income payment type when you decide to take a Pay-Out Option; we will not make that decision for you. Once you elect an income payment type, you may not make withdrawals from the income option unless specifically allowed according to the terms of the income option.
Please note that if you annuitize, your investments will be converted to income payments and you may no longer be able to choose to withdraw money at will from your Contract. All benefits (including the standard death benefit) terminate upon annuitization.
Features and Option of the Contract
Contract classes. The Contract has a single class with an Early Withdrawal Charge applicable to each purchase payment made less than 12 years before the date of the withdrawal.
Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Account Value at any time (although if you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2).

Loan Provision for Certain Tax Benefit Retirement Plans. Contract loans are available to participants under TSA Plans that are not subject to ERISA, to trustees of Qualified Plans and to fiduciaries of TSA Plans subject to ERISA in those states where the insurance department has approved the currently applicable Contract loan provision.
Tax treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only when: (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.
Optional benefits that occur during your lifetime. A disability benefit rider was available for an additional fee. With the disability benefit rider, if the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract.
Death benefit. Your Contract includes a basic death benefit that will pay your designated Beneficiary(ies) a death benefit at the time of your death.
Automated investment strategies. At no additional charge, the Contract offers an automated transfer privilege referred to as dollar cost averaging. Under this feature You may request that a certain amount of your Account Value be transferred on the same day each month, prior to Annuitization, from any one Division of your choice to one or more of the other Divisions subject to the limitation that Account Value may not be allocated to more than 10 Divisions at any time. If you terminate your participation in the automated investment strategy which has allocations to specific Divisions, you will remain invested in the same Divisions until You request allocations to different Divisions.
Systematic withdrawals. The Systematic Withdrawal feature available under the Contract allows the Contract Owner to have a portion of the Account Value withdrawn automatically at regularly scheduled intervals prior to Annuitization.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES, EXPENSES AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are there Charges for Early Withdrawals?
Yes. If you withdraw money from the Contract before 11 Contract
Years after Contract issue, you may be assessed a contingent deferred sales charge of up to 8% of Contract Value withdrawn. You will also be assessed a contingent deferred sales charge if you apply the surrender proceeds to certain annuity payment options.
For example, if you make an early withdrawal, you could pay a contingent deferred sales charge of up to $8,000 on a $100,000 investment.
Fees
Are there Transaction Charges?
Yes. You may be charged for transactions such as charges for transferring Account Value between Divisions, between the Divisions and the Fixed Interest Account, as well as a premium tax charge, if applicable.
Fees
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	1.39%(1)	1.39%(1)
	Portfolio fees and expenses	0.28%(2)	1.38%(2)
(1)
As a percentage of your total Account Balance in the Separate
Account. The Base Contract Fee includes 0.04% for the
Administration Contract Charge. The Administration Contract
Charge is $30 annually. We do not impose this charge after
Annuitization. The Administration Contract Charge is applied per Contract. The Base Contract Fee also includes the
Mortality and Expense Risk Charge and Administration Asset
Charge, equal, on an annual basis, to 1.35%.
(2)
As a percentage of average daily net assets of the Portfolios.

Because your Contract is customizable, the choices you make affect how much youwill pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	FEES, EXPENSES AND ADJUSTMENTS		LOCATION IN PROSPECTUS
	Lowest Annual Cost:	Highest Annual Cost:
	$1,550	$2,449
Assumes: ●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio fees and expenses ●No optional benefits ●No sales charges ●No additional purchase payments, transfers or withdrawals
Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Portfolio fees and expenses
●No sales charges
●No additional purchase
payments, transfers or
withdrawals

	RISKS		LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time.
●The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You may also have to pay a penalty if you take a withdrawal before age 59 1∕2.
Is this a Short-Term Investment?
What are the Risks Associated with Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the
Contract charges, we may terminate your Contract.
Principal Risks of Investing in the Contract

	RISKS	LOCATION IN PROSPECTUS
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are there Restrictions on the Investment Options?
Yes. Currently, during the accumulation phase, there is no charge for the first twelve transfers between Divisions per Contract Year. There is a $10 fee for each transfer thereafter. The Company reserves the right to impose a transfer charge for transfers in excess of four per
Contract Year. After variable annuity payments have commenced, you may make one transfer per year without the consent of the
Company, and the Fixed Interest Account is not available under variable payment options. We reserve the right to add, remove or substitute Portfolios. The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Transfers
Are There any Restrictions on Contract Benefits?	No.
	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
●There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
●If your Contract was purchased through a tax-qualified plan or
IRA, withdrawals will be subject to ordinary income tax. If your
Contract is not tax-qualified, earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You may also have to pay a penalty if you take a withdrawal before age
59 1∕2.
Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to you, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Distribution of the Contracts

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing
Contract.
Exchanges/Transfers
FEES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Fees
Sales Charge Imposed on Purchases (as a percentage of Contract Value)	0%
Maximum Withdrawal Charge(1) (as a percentage of Contract Value withdrawn)	8%
Transfer Fee	$10(2)
Premium Tax Charges(3)	3.50%
(1)
We calculate the applicable Withdrawal Charge (also known as a Contingent Deferred Sales Charge) as a percentage of Contract Value withdrawn. In no event will the total Withdrawal Charge exceed 8% of the first $50,000 of purchase payments made under the Contract and 6.5% of the amount of purchase payments in excess of $50,000.
(2)
Although we currently impose a transfer fee for transfers in excess of 12 per Contract Year, we reserve the right to impose a charge of $10 on each transfer in excess of four per Contract Year.
(3)
Premium taxes depend on the Contract you purchased and your home state or jurisdiction and range from 0 to 3.50% of Contract Value (or, if applicable, purchase payments).
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
Annual Contract Fee	All Divisions
Administrative Expenses(1)	$30
Base Contract Expenses(2) (as percentage of average Account Value in the Separate Account)	1.35%
Optional Disability Benefit Rider Charge (as percentage of purchase payments)(3)	2.25%
(1)
The administrative expenses are referred to as the Administration Contract Charge in the Prospectus. The Administration

Contract Charge is $30 annually. We do not impose this charge after Annuitization. The Administration Contract Charge is applied per Contract.
(2)
The Base Contract Fee also includes the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis, to 1.35%.
(3)
We are currently waiving this fee.
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolios.(1) A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A — Portfolio Companies Available Under the Contract” at the back of this Prospectus.
Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average daily net assets) Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.28%	1.38%
(1)
We currently charge a platform charge of 0.25% of average daily net assets in the American Funds Growth-Income, American Funds Growth, American Funds Bond and American Funds SMALLCAP World Fund® Divisions. We reserve the right to impose an additional platform charge on Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Divisions.
Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Fees Annual Contract Expenses and Annual Portfolio Expenses.
The Examples assume all Account Value is allocated to the Divisions. Your costs could differ from those shown below if you invest in the Fixed Interest Account.
The examples show the dollar amount of the expenses that You would bear directly or indirectly on a $100,000 investment in the Separate Account of the Contract for the time period indicated and assumes that there are no exchanges or other transactions. Your actual costs may be higher or lower.
Assumptions:
- You bear the Minimum or Maximum Total Annual Portfolio Expenses (without reimbursement and/or waiver of expenses);
- You elect the optional Disability Benefit Rider;
- There is a maximum Separate Account Charge of 1.35%; and
- The underlying Portfolio earns a 5% annual return.
Based on these assumptions, your charges would be:

Example 1
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract or elect a fixed pay-out option at the end of the applicable time period with applicable Early Withdrawal Charges deducted
Maximum	$9,260	$13,907	$18,812	$31,290
Minimum	$8,160	$10,586	$13,247	$20,035
Example 2
	1 Year	3 Years	5 Years	10 Years
If you annuitize under a variable pay-out option or do not surrender your Contract at the end of the applicable time period
Maximum	$2,760	$8,407	$14,312	$30,290
Minimum	$1,660	$5,086	$8,747	$19,035
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Investing in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus.
Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal.
Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. Withdrawal Charges may apply up to the Maturity Date. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.
Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including under the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Portfolios you have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.
Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to you, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Taxation Risk. Although the provisions of the Internal Revenue Code (“Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.

Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Technology Risk. Our business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected.
Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected.
New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
METLIFE
Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities. Metropolitan Life Insurance Company was incorporated under the laws of New York in 1868. The Company's office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. Obligations to Contract Owners and Beneficiaries that arise under the Contract are obligations of MetLife and MetLife is obligated to pay all amounts promised to You under the Contract subject to its financial strength and claims-paying ability.
METROPOLITAN LIFE SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Zenith Accumulator Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the contracts issued from this Separate Account. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.
We are obligated to pay all money we owe under the Contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under the Optional Disability Benefit Rider that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment manager to certain of the Portfolios offered with the Contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
INVESTMENTS OF THE SEPARATE ACCOUNT
Purchase payments applied to the Separate Account will be invested in one or more of the Portfolios listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make. You may change your selection of Portfolios for future purchase payments at any time without charge. You also may transfer previously invested amounts among the Portfolios, subject to certain conditions. (See “Transfer Privilege.”). Your Account Value may be distributed among no more than 10 investment options (including the Fixed Interest Account) at any time. The Company reserves the right to add or remove Portfolios from time to time as investments for the Separate Account. Account Value allocated to a Division will vary based on the investment experience of the corresponding Portfolio in which the Division invests. There is a risk of loss of the entire amount invested.

Information regarding the Portfolios available under your Contract, including each Portfolio's (i) name; (ii) type (e.g., money market fund, bond fund, balanced fund, etc.) (iii) investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in Appendix A to this Prospectus.
Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by going online to https://dfinview.com/metlife/PUFT/MET000207, calling (833) 642-1008 or through your registered representative. We do not guarantee the results of the Portfolios. The investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other funds that may be managed by the same subadviser. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.
If investment in the Portfolios generally or a particular Portfolio is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract, the Company may substitute another Portfolio without your consent. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the SEC.
Certain Payments We Receive with Regard to the Portfolios. An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts. Underlying investment managers or sub-investment managers may have an incentive to promote their underlying funds at these sales meetings and thereby receive greater compensation based on assets under management.
As of December 31, 2025, approximately 85% of Portfolio assets held in Separate Accounts of MetLife and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and certain of our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby We receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.
Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio’s 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the Fee Table and “Distribution of Contracts”. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio’s 12b-1 Plan decrease the Portfolios’ investment returns.
Portfolio Selection. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager’s or sub-investment manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Other factors we consider during the selection process are whether the Portfolios’ investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Portfolios you have chosen.
FIXED INTEREST ACCOUNT OPTION
Purchase payments may also be allocated to the Fixed Interest Account option in states that have approved the Fixed Interest Account option. The Fixed Interest Account is a part of the Company’s general account and provides guarantees of principal and interest. (See “The Fixed Interest Account” for more information.)
THE CONTRACTS
The Contracts provide that purchase payments will be invested by the Company in the Portfolio(s) you select and that, after annuitization, the Company will make variable annuity payments on a monthly basis, unless you elect otherwise. You assume the risk of investment gain or loss in that the value of your Contract before annuitization and, in the case of a variable payment option, the annuity payments after annuitization will vary with the investment performance of those Portfolios in which your Contract is invested.
Purchase Payments
Purchase payments must be at least $25, although the Company currently requires minimum additional purchase payments to be at least $50 if they are made through a group billing arrangement (also known as a “list-bill” arrangement) and $100 per month if they are withdrawn from your bank checking account or another approved account. The Company reserves the right to limit the amount of purchase payments under a Contract in any Contract Year to three times the anticipated annual contribution that you specify in your Contract application. The Company currently limits anticipated annual contributions to $100,000, so that the maximum amount you may contribute in any Contract Year is $300,000, or three times your specified anticipated annual contribution, if less. Except with the consent of the Company, the minimum purchase payment for a single payment Contract is $2,000 for Contracts issued in connection with IRAs and $5,000 for all other Contracts, and the maximum purchase payment for a single payment contract is $1,000,000. The Company reserves the right to limit purchase payments made in any Contract Year or in total under a single payment Contract.
Allocation of Purchase Payments
You decide how your money is allocated among the Fixed Interest Account and the Divisions subject to the limitation that Account Value may be allocated among no more than 10 investment options, including the Fixed Interest Account, at any time. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after receive the request. Allocation of all purchase payments must be in whole dollar amounts or in full percentages.  For example, you may not allocate 33  1∕3% of your purchase payment to any Division.
The Value of Your Investment
We use the term “experience factor” to describe the investment performance for a Division. We calculate Accumulation Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflect investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge.
Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When you withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.
This is how we calculate the Accumulation Unit Value for each Division:
Step 1: First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
Step 2: Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and
Step 3: Finally, we multiply the previous Accumulation Unit Value by this result.

Examples
Calculating the Number of Accumulation Units
Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.
$500	=	50 Accumulation Units
$10
Calculating the Accumulation Unit Value
Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05 (Step 1 and Step 2 described above). Today's Accumulation Unit Value is $10.50 ($10.00 x 1.05 = $10.50). The value of your $500 investment is then $525 (50 x $10.50 = $525) (Step 3 described above).
However, assume that today's investment experience (minus charges) is 0.95 instead of 1.05. Today's Accumulation Unit Value is $9.50 ($10.00 x 0.95 = $9.50). The value of your $500 investment is then $475 (50 x $9.50 = $475).
Transfer Privilege
You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Some restrictions may apply to transfers (see below). For us to process a transfer, You must tell us:
- The percentage or dollar amount of the transfer;
- The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and
- The Divisions (or Fixed Interest Account) from which You want the money to be transferred.
Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.
For additional transfer restrictions see “Access to your Money - Suspension of Payments.”
The Company currently allows 12 free transfers per Contract Year prior to Annuitization. Additional transfers are subject to a $10 charge per transfer. The Company reserves the right to impose a charge of $10 on each transfer in excess of four per year and to limit the number of transfers. Currently, after variable annuity payments have commenced, you may make one transfer per year without the consent of the Company, and the Fixed Interest Account is not available under variable payment options. All transfers are subject to the requirement that the amount of Contract Value transferred be at least $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made) and that, after the transfer is effected, Contract Value be allocated among not more than ten investment options, including the Fixed Interest Account. Transfers will be accomplished at the relative net asset values per share of the particular Portfolios next determined after the request is received by our Designated Office. See “General Information - By Telephone, Facsimile, Email or Internet” for information regarding transfers made by written request and by telephone.

For special rules regarding transfers involving the Fixed Interest Account, see “The Fixed Interest Account.” Transfers out of the Fixed Interest Account are limited as to timing, frequency and amount.
Restrictions on Frequent Transfers
The following is a discussion of frequent transfers/reallocations policies and procedures. They apply to both the accumulation phase and Annuitization phase of your Contract.
Restrictions on Frequent Transfers/Reallocations. Frequent requests from Contract Owners to make transfers/ reallocations may dilute the value of a Portfolio’s shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio’s share price (“arbitrage trading”). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield Portfolios. These are:
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American Funds Growth Fund
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American Funds Growth-Income Fund
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American Funds SMALLCAP World Fund®
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American Funds The Bond Fund of America
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Baillie Gifford International Stock Portfolio
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CBRE Global Real Estate Portfolio
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Harris Oakmark International Portfolio
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Invesco Global Equity Portfolio
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Invesco Small Cap Growth Portfolio
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Loomis Sayles Small Cap Core Portfolio
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Loomis Sayles Small Cap Growth Portfolio
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MetLife MSCI EAFE® Index Portfolio
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MetLife Russell 2000® Index Portfolio
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MFS® Research International Portfolio
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Neuberger Berman Genesis Portfolio
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T. Rowe Price Small Cap Growth Portfolio
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Western Asset Management Strategic Bond Opportunities Portfolio
We monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds® as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/ reallocation out followed by a transfer/ reallocation in within the next seven calendar days, in either case subject to certain other criteria.
We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their Portfolios available in our products, American Funds® requires us to treat all American Funds® Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds® requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below) and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds® restrictions. There is no guarantee that this process will detect all Contract holders whose transfer/reallocation activity in the American Funds® Portfolios violates this monitoring policy.
Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers/reallocations.
The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/ reallocation activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfer/reallocation transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract Owners engaged in frequent transfers/ reallocations, the Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner).
You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers/Reallocations. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocations activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

ACCESS TO YOUR MONEY
Prior to Annuitization, you may withdraw all or part of the Account Value (reduced by the amount of any outstanding loan plus accrued interest). This right is subject to any restrictions on surrender under applicable laws relating to employee benefit plans or under the terms of the plans themselves. The election to surrender must be in a form conforming to our administrative procedures and must be received at our Designated Office prior to the earlier of the Maturity Date or the Annuitant’s death. You may receive the proceeds in cash or apply them to an annuity payment option. If you wish to apply the proceeds to a payment option, you must so indicate in your surrender request; otherwise you will receive the proceeds in a lump sum and may be taxed on them as a full distribution. Payment of surrender proceeds normally will be made within 7 days, subject to the Company’s right to suspend payments under certain circumstances. The Federal tax laws impose penalties upon, and in some cases prohibit, certain premature distributions from the Contracts before or after the date on which annuity payments are to begin.
On receipt of an election to withdraw Account Value or surrender the Contract, the Company will cancel the number of Accumulation Units necessary to equal the dollar amount of the surrender request. On a full surrender, any applicable Administration Contract Charge will be deducted from this amount. Any applicable Withdrawal Charge also will be deducted from this amount on a full or partial surrender. Also, any applicable Withdrawal Charge will be imposed upon the application of proceeds to an annuity payment option unless you elect (a) a variable life Income Option (payment options 2, 3 or 6 as described under “Annuity Options”) or (b) for Contracts that have been in force at least five years, a fixed life income payment option (comparable to payment options 2, 3 or 6 as described under “Annuity Options” but on a fixed basis). A partial surrender will reduce the Account Value in the Divisions in proportion to the amount of Account Value in each Divisions, unless you request otherwise. Surrenders and related charges will be based on Accumulation Unit Values next determined after the election is received at the Company’s Designated Office or, if surrender proceeds are to be applied to an annuity payment option, at such later date as may be specified in the request for surrender. After a partial surrender, the remaining Contract Value must be at least $500 (unless the Company consents to a lesser amount) or, if the Contract is subject to an outstanding loan, the remaining unloaned Account Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If the requested partial surrender would not satisfy this requirement, at the Contract Owner’s option either the amount of the partial surrender will be reduced or the transaction will be treated as a full surrender and any applicable Withdrawal Charge will be deducted from the proceeds.
Any partial or full surrender may result in adverse tax consequences. The Company currently waives the Withdrawal Charge on distributions that are intended to satisfy required minimum distributions. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. You are advised to consult a qualified tax advisor as to the consequences of a distribution.
Suspension of Payments
We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Account Value between Divisions when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the SEC by order so permits for the protection of securities holders.

We may also suspend or postpone payment for a withdrawal when we have a reasonable belief that the payment being requested is connected to financial exploitation of a Specified Adult. A Specified Adult is a person who is aged 65 or older or a person aged 18 or older who has a mental or physical impairment that renders the individual unable to protect his or her own interests. If we reasonably suspect financial exploitation of a Specified Adult, we will place a temporary hold on the payment, transfer the amount of the payment to the Fixed Interest Account and provide notification to you, the Trusted Contact Person(s) on file and any other party authorized to make transactions under the Contract that a hold has been placed on the payment(s) pending further investigation. A Trusted Contact Person is the person or persons designated by you as a person we may contact should we not be able to contact you or if you are a Specified Adult and we reasonably believe or suspect that You have or are being financially exploited. The Trusted Contact Person may be changed by You by contacting our Designated Office. We may hold the payment for up to 15 business days (or longer under certain conditions) after the temporary hold was placed while we conduct further investigation, unless the period is extended by a regulator or court order.
Replacement of Annuity Contracts
Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange you should compare both annuities carefully. If you exchange your annuity for another annuity you might have to pay a surrender charge on your old annuity, and there may be a new surrender charge period for the new annuity. Other charges may be higher (or lower) and the benefits may be different. Also, because the new annuity may not be issued until the initial purchase payment has been received, the issuance of the new contract may be delayed. Generally, it is not advisable to purchase a deferred annuity as a replacement for an existing variable annuity contract. Before you exchange your Deferred Annuity for another annuity, ask your registered representative whether the exchange would be advantageous, given the Contract features, benefits and charges. You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Deferred Annuity, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender.
Loan Provision for Certain Tax Benefited Retirement Plans
Contract loans are available to participants under TSA Plans that are not subject to ERISA, to trustees of Qualified Plans and to fiduciaries of TSA Plans subject to ERISA in those states where the insurance department has approved the currently applicable Contract loan provision. (The Contracts are only available on a limited basis to plans qualified under Section 401(k) of the Code and are no longer being offered to TSA Plans subject to ERISA. See “Retirement Plans Offering Federal Tax Benefits.”)
The Department of Labor has issued regulations (the “ERISA regulations”) governing plan participant loans under retirement plans subject to ERISA. Generally, the ERISA regulations will apply to retirement plans that qualify under Sections 401(a) and 401(k) of the Code and employer-sponsored TSA Plans (generally those to which employers make contributions not attributable to salary reduction agreements). You and your employer are responsible for determining whether your plan is subject to and complies with the ERISA regulations on participant plan loans.
It is the responsibility of the trustee of a Qualified Plan or fiduciary of a TSA Plan subject to ERISA to ensure that the proceeds of a Contract loan are made available to a participant under a separate plan loan agreement, the terms of which comply with all the plan qualification requirements including the requirements of the ERISA regulations on plan loans. Therefore, the plan loan agreement may differ from the Contract loan provisions and, if you are a participant in a Qualified Plan or a TSA Plan subject to ERISA, you should consult with the fiduciary administering the plan loan program to determine your rights and obligations with respect to plan loans.
The ERISA regulations contain requirements for plan loans relating to their maximum amount, availability, and other matters. Among the rules are the requirements that the loan bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. These regulations may change from time to time. Failure to comply with these requirements may result in penalties under the Code and under ERISA.
One of the current requirements of the ERISA regulations is that the plan must charge a “commercially reasonable” rate of interest for plan loans. The Contract loan interest rate may not be considered “commercially reasonable” within the meaning of the ERISA regulations, and it is the responsibility of the plan fiduciary to charge the participant any additional interest under the plan loan agreement which may be necessary to make the overall rate charged comply with the regulation. The ERISA regulations also currently require that a loan be adequately secured, but provide that not more than 50% of the participant’s vested account balance under the plan may be used as security for the loan. A Contract loan is secured by the portion of the Contract Value which is held in the Company’s general account as a result of the loan. The plan fiduciary must ensure that the Contract Value held as security under the Contract, plus any additional portion of the participant’s vested account balance which is used as security under the plan loan agreement, does not exceed 50% of the participant’s total vested account balance under the plan.
The amount of any loan may not exceed the maximum loan amount as determined under the Company’s maximum loan formula. The effect of a loan on your Contract is that a portion of the Contract Value equal to the amount of the loan will be transferred to the Company’s general account and will earn interest (which is credited to the Contract) at the effective rate of 4  1∕2% per year. This earned interest will be credited to the Contract’s sub-accounts (and, if available under your Contract, to the Fixed Interest Account) annually in accordance with the allocation instructions in effect for purchase payments under your Contract on the date of the crediting. Interest charged on the loan will be 6  1∕2% per year. Depending on the Company’s interpretation of applicable law and on the Company’s administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. The minimum loan amount is currently $500. Because the amount moved to the general account as a result of the loan does not participate in the Separate Account’s investment experience, a Contract loan can have a permanent effect on the Contract Value and Death Proceeds.
The Company will not permit more than one loan at a time on any Contract except where state regulators require otherwise. In addition, the maximum amount for a qualified loan is limited such that the amount of the loan, when added to the outstanding loan balance of all other loans, whenever made, from all other plans of the same employer, does not exceed $50,000 reduced by the excess of the highest outstanding balance of loans under such plans during the one-year period, ending on the day before the date on which the loan is made; over the outstanding balance of loans under such plans on the date the loan is made; or if less the greater of: (1) $10,000; or (2) 50% of the current value of your nonforfeitable, accrued benefits under the plan. Loans must be repaid within 5 years except for certain loans used for the purchase of a principal residence, which must be repaid within 20 years. Repayment of the principal amount and interest on the loan will be required in equal monthly installments by means of repayment procedures established by the Company. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code. Under current practice, if a Contract loan installment repayment is not made, the Company (unless restricted by law) may make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan or, if there is a default on the Contract loan, in an amount equal to the outstanding loan balance (plus any applicable Withdrawal Charge and $30 Administration Contract Charge in each case). (A default on the loan is defined in the loan application and includes, among other things, nonpayment of three consecutive or a total of five installment repayments, or surrender of the Contract.) For TSA Plans that are not subject to ERISA, the current actual distribution will be limited to pre-1989 money unless you are age 59 1∕2 or otherwise comply with the legal requirements for permitted distributions under the TSA Contract. If these limitations do not apply (i.e. you are under the age of 59 1∕2 or no pre-1989 money is in your Contract) the Company will report the amount of the unpaid installment repayment or default as a deemed distribution for tax purposes, but will postpone an actual distribution from the Contract until the earliest distribution date permitted under the law. An installment repayment of less than the amount billed will not be accepted. A full or partial surrender of the Contract to repay all or part of the loan may result in serious adverse tax consequences for the plan participant (including penalty taxes) and may adversely affect the qualification of the plan or Contract. The trustee of a Qualified Plan or a TSA Plan subject to ERISA will be responsible for reporting to the IRS and advising the participant of any tax consequences resulting from the reduction in the Contract Value caused by the surrender and for determining whether the surrender adversely affects the qualification of the plan. In the case of a TSA Plan not subject to ERISA, the Company will report the default to the IRS as a taxable distribution under the Contract.
The IRS issued proposed regulations in December of 1997, which, if finalized in their present form, would require that if the repayment terms of a loan are not satisfied after the loan has been made due to a failure to make a loan repayment as scheduled, including any applicable grace period, the balance of the loan would be deemed to be distributed. If the loan is treated as a distribution under Code Section 72(p), the proposed regulations state that the amount so distributed is to be treated as a taxable distribution subject to the normal rules of Code Section 72, if the participant’s interest in the plan includes after-tax contributions (or other tax basis). A deemed distribution would also be a distribution for purposes of the 10 percent tax in Code Section 72(1). However, a deemed distribution under Section 72(p) would not be treated as an actual distribution for purposes of Code Section 401, the rollover and income averaging provisions of Section 402 and the distribution restrictions of Section 403(b).
Partial surrenders will be restricted by the existence of a loan and, after any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If a partial surrender by the Company to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, the Company reserves the right to surrender the entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the $30 Administration Contract Charge and the amount owed to the Company under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), the Company has the right to terminate the Contract.
Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the Divisions in proportion to the Contract Value then in each Divisions. If any portion of the Contract loan was attributable to Contract Value in the Fixed Interest Account, then an equal portion of each loan repayment will have to be allocated to the Fixed Interest Account. (For example, if 50% of the loan was attributable to your Fixed Interest Account Value, then 50% of each loan repayment will be allocated to the Fixed Interest Account). Unless you request otherwise, a repayment will be allocated to the Divisions in the same proportions to which the loan was attributable to the Divisions. (Under certain loans made prior to the date of this Prospectus and loans made in South Carolina, repayments will be allocated, unless you request otherwise, according to the allocation instructions in effect for purchase payments under your Contract, pursuant to the terms of the applicable Contract loan endorsement.)

The amount of the Death Proceeds, the amount payable upon surrender of the Contract and the amount applied on the Maturity Date to provide annuity payments will be reduced by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding contract loan plus accrued interest generally will be taxed as a taxable distribution.
The tax and ERISA rules relating to participant loans under tax benefited retirement plans are complex and in some cases unclear, and they may vary depending on the individual circumstances of each loan. The Company strongly recommends that you, your employer and your plan fiduciary consult a qualified tax advisor regarding the currently applicable tax and ERISA rules before taking any action with respect to loans.
The Company will provide further information regarding loans upon request.
Ownership Rights
During the Annuitant’s lifetime, all rights under the Contract are vested solely in the Contract Owner unless otherwise provided. Such rights include the right to change the Beneficiary, to change the payment option, to assign the Contract (subject to the restrictions referred to below), and to exercise all other rights, benefits, options and privileges conferred by the Contract or allowed by the Company.
Those Contracts offered by this Prospectus which are designed to qualify for the favorable tax treatment described below under “Retirement Plans Offering Federal Tax Benefits” contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under certain limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.
If Contracts offered by this Prospectus are used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of rights by the Contract Owner. A Contract Owner should review the provisions of any such plan.

BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract:
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Basic Death Benefit	The Contract’s Death Proceeds at any time are the greater of: (1) the sum of all purchase payments adjusted for any partial surrenders; or (2) the current Contract Value.	Standard	None	●Withdrawals or loans could significantly reduce the benefit.
Dollar Cost Averaging	You may request that a certain amount of your Account Value be transferred on the same day each month, from any one Division of your choice to one or more of the other Divisions.	Standard	None	●Minimum periodic transfer of $100 is required
Systematic Withdrawal Program	You may request to have a portion of the Contract Value withdrawn automatically at regularly scheduled intervals prior to Annuitization.	Standard	None
●Minimum Systematic
Withdrawal must be
at least $50
●Any applicable
income and penalty
taxes will apply on
amounts withdrawn.
Withdrawals in
excess of the annual
free withdrawal
allowance may be
subject to a
Withdrawal Charge.

Disability Benefit Rider	If the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract	Optional	2.25%	●Available only if you are under age 60 when your Contract was issued.

Dollar Cost Averaging
The Company offers an automated transfer privilege referred to here as dollar cost averaging. Under this feature you may request that a certain amount of your Account Value be transferred on the same day each month, prior to Annuitization, from any one Division of your choice to one or more of the other Divisions subject to the limitation that Account Value may not be allocated to more than 10 Divisions, at any time. Currently, a minimum of $100 must be transferred to each Division that you select under this feature. Transfers made under the dollar cost averaging program will not be counted against the twelve transfers per year which may be made free of charge. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. Requests related to your use of the dollar cost averaging program should be sent to our Designated Office.
For example, if you elected the Dollar Cost Averaging and selected $12,000 of Account Value to be transferred from one Division to another specified Divisions that you choose, over a 12 month period we will pay $1,000 each month for 12 months.
Systematic Withdrawals
The Systematic Withdrawal feature available under the Contract allows the Owner to have a portion of the Contract Value withdrawn automatically at regularly scheduled intervals (other than the 29th, 30th or 31st of the month) prior to Annuitization. The application for the Systematic Withdrawal feature specifies the applicable terms and conditions of the program. Systematic Withdrawals are processed on the same day each month, depending on your election. If the Exchange is closed on the day when the withdrawal is to be made, the withdrawal will be processed on the next business day. The Withdrawal Charge will apply to amounts received under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. Continuing to make purchase payments under the Contract while you are taking Systematic Withdrawals means that you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments. The Federal tax laws may include Systematic Withdrawals in the Contract Owner’s gross income in the year in which the withdrawal amount is received and may impose a penalty of 10% on certain Systematic Withdrawals which are premature distributions.
For example, if you elect that you want to receive Systematic Withdrawals of $50 per month you will receive these payments until you decide you want to terminate the Systematic Withdrawal or until there is no more Account Value.
Payment on Death (Death Benefit)
Prior to Annuitization, the Contract’s Death Proceeds are payable to the Beneficiary if we receive due proof of death at our Designated Office of: (1) the Contract Owner; or (2) the Annuitant, in the case of a Contract that is not owned in an individual capacity. The Contract’s Death Proceeds are the greater of: (1) the sum of all purchase payments adjusted for any partial surrenders; or (2) the current Contract Value. For this purpose, the current Contract Value is the value next determined after the later of the date when the Company receives at our Designated Office: (1) due proof of death; or (2) an election of continuation of the Contract (if available) or of payment either in lump sum or under an annuity payment option. Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.
Death Proceeds will be reduced by the amount of any outstanding loan plus accrued interest.

Example
A	Initial purchase payment	Date	Amount
		10/1/2018	$100,000
B	Account Balance	10/1/2019 (Current Contract Value)	$104,000
C	Death Benefit	As of 10/1/2019	$104,000 (= greater of A and B)
If the Annuitant dies after Annuitization, the amount payable, if any, will be as specified in the annuity payment option selected.
Options for Death Proceeds. The Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest, will be paid in a lump sum or will be applied to provide one or more of the fixed or variable methods of payment available. The Contract Owner may elect the form of payment during his or her lifetime (or during the Annuitant’s lifetime, if the Contract is not owned in an individual capacity). Such an election, particularly in the case of Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law. If the Contract Owner has not made such an election, payment will be in a single sum, unless an eligible Beneficiary elects an annuity payment option within 90 days after receipt by the Company of due proof of the Annuitant’s death or elects to apply the amount payable under the Contract to purchase a new contract. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.
Beneficiary Continuation and Spousal Continuation provisions are available under the Contracts, if permissible under state and/or Federal law. Under these provisions, an eligible Beneficiary would also have the option of continuing the Contract, as further described below. If either Beneficiary or Spousal Continuation applies to a Contract, and an eligible Beneficiary does not make an election of continuation of the Contract or of payment either in one sum or under an annuity payment option within 90 days after the Company receives due proof of death, the Contract will be continued under the applicable continuation provision available to the Beneficiary and paid out in accordance with applicable federal tax laws.
For non-tax qualified plans, the Code requires that if any Contract Owner (or, if applicable, the Annuitant) dies prior to Annuitization, the Death Proceeds must be either: (1) distributed within five years after the date of death; or (2) applied to a payment option payable over the life (or over a period not exceeding the life expectancy) of the Beneficiary, provided further that payments under the payment option must begin within one year of the date of death. Special options apply under a non-tax qualified plan for spouses. See “Special Options for Spouses.” There are comparable rules for distributions on the death of the Annuitant under tax qualified plans; however, if the Beneficiary under a tax qualified Contract is the Annuitant’s spouse, the Code generally allows spousal Beneficiaries to delay taking distributions until the year in which the Annuitant would have reached RMD age (as defined by the Code) (which may be more or less than ten years after the Annuitant’s death).
If an Owner (or, if applicable, the Annuitant) dies on or after Annuitization, the remaining interest in the Contract must generally be distributed at least as quickly as under the method of distribution in effect on the date of death. Non-eligible Beneficiaries of tax qualified Contracts must also fully liquidate the Contract by December 31st of the tenth year following the death of the Contract Owner (or, if applicable, the Annuitant). Please refer to the Federal Tax Considerations section for additional information regarding after death distribution requirements.

Total Control Account. The Beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for you, subject to our current administrative procedures and requirements.
Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Beneficiary Continuation
In keeping with the Code’s general requirement that Death Proceeds must generally be distributed within five years (non-qualified Contracts) or ten years (tax qualified Contracts) after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to hold his or her share of the Death Proceeds (as determined after the Death Proceeds have been reduced by the amount of any outstanding loan plus accrued interest) in the Contract and to continue the Contract for a period ending five or ten years (as applicable) after the date of death, provided that the Beneficiary’s share of the Death Proceeds meets the Company’s published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts). For tax qualified Contracts, if death occurred on or after the Annuity Start Date, then in addition to the requirement that Death Proceeds be distributed within ten years after death of the Contract Owner (or, if applicable, the Annuitant), the Beneficiary must continue to receive annual required minimum distributions from the Contract. Please refer to the Federal Tax Considerations section for additional information regarding after death distribution requirements. The Contract cannot be continued for any Beneficiary whose share of the Death Proceeds does not meet the minimum.
The Beneficiary has 90 days after the date the Company receives due proof of death to make an election with respect to his or her share of the Death Proceeds. Beneficiary elections may include: (1) payment in a single sum; (2) application to a permitted annuity payment option with payments to begin within one year of the date of death; or (3) Beneficiary Continuation, provided that the Beneficiary’s share of the Death Proceeds meets the Company’s published minimum. Note, all options may not be available to all Beneficiaries. If the Beneficiary does not make an election within 90 days after the Company receives due proof of death, the Contract will be continued under the Beneficiary Continuation provision for a period ending five or ten years (as applicable) after the date of death. If Beneficiary Continuation is not available because the Beneficiary’s share of the Death Proceeds does not meet the Company’s published minimum, the Death Proceeds will be paid in a single sum unless the Beneficiary elects (where permitted) an annuity payment option within 90 days after the Company receives due proof of death.
If the Contract is continued under the Beneficiary Continuation provision, the Death Proceeds (reduced by the amount of any outstanding loan plus accrued interest) become the Contract Value on the date the continuation is elected, and will be allocated among the Divisions in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her Contract Value, and no contingent deferred sales charge will apply. The Beneficiary cannot, however, make additional purchase payments, take loans or exercise the dollar cost averaging feature. Five or ten years (as applicable), from the date of death of the Owner (or, if applicable, the Annuitant), the Company will pay the Beneficiary’s Contract Value to the Beneficiary. If the Beneficiary dies during that five or ten year period (as applicable), the Beneficiary’s death benefit will be the Beneficiary’s Contract Value on the date when the Company receives due proof of the Beneficiary’s death.
Special Options for Spouses
Under the Spousal Continuation provision, the Contract may be continued after the death of a Contract Owner (or the Annuitant, in the case of a Contract that is not owned in an individual capacity) if the Contract identifies the deceased spouse as the Contract Owner (or, if applicable, the Annuitant) and the surviving spouse as the primary Beneficiary. In that case, the surviving spouse can elect one of the following three options within 90 days after the Company receives due proof of death of the Contract Owner (or, if applicable, the Annuitant). The surviving spouse may elect: (1) to receive the Death Proceeds (reduced by the amount of any outstanding loan plus accrued interest) either in one sum or under a permitted payment option; (2) to continue the Contract under the Beneficiary Continuation provision; or (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant). If the surviving spouse does not make an election within 90 days after the Company receives due proof of death, the Contract will automatically be continued under the Spousal Continuation provision, with the result that the surviving spouse will forego the right to receive the Death Proceeds at that time.
Under the Spousal Continuation provision, all terms and conditions of the Contract that applied prior to the death will continue to apply, regardless of whether or not the Contract is qualified for tax benefited treatment under the Code, except that:
a.
The surviving spouse will not be permitted to make additional purchase payments or take loans under Contracts issued in connection with a retirement plan qualifying for tax benefited treatment under Section 401 or 403 of the Code; and
b.
The Maturity Date will be reset to a later date, if necessary, based on the age of the surviving spouse. The Maturity Date cannot be reset to an earlier date. In the event the Maturity Date is reset, the new Maturity Date will be the date when the surviving spouse reaches the maximum maturity age under applicable state law. In most states, the maximum maturity age is 95, but the maximum maturity age is 85 in New York and Pennsylvania.
The Spousal Continuation provision will not be available if, at the time of the Contract Owner’s death, the surviving spouse is older than the maximum maturity age under applicable state law. In addition, the Spousal Continuation provision will not be available if, at the original Maturity Date, the surviving spouse would be older than the maximum maturity age under applicable state law.
The rules regarding distributions to a surviving spouse who elects Beneficiary Continuation, as opposed to Spousal Continuation, under a Contract that is qualified for tax benefited treatment under the Code, depend on whether the Contract Owner died before or after the Annuity Start Date.
If the Contract Owner's death occurred prior to the Annuity Start Date, then the surviving spouse must fully liquidate the contract within ten years from the date of death. Annual required minimum distributions are not required. There are additional required minimum distribution requirements for a spouse Beneficiary that initially elects Beneficiary Continuation who later elects to treat the Contract as their own. Spouse Beneficiaries should consult with a qualified tax advisor for information and advice applicable to their individual situation.
If the Contract Owner’s death occurred on or after the Annuity Start Date, then the surviving spouse must continue to receive annual required minimum distributions and fully liquidate the Contract within ten years from the date of death.
A Beneficiary who is the civil union or domestic partner of the Owner will enjoy the same rights and benefits as the Contract provides to a Beneficiary who is the surviving Spouse of the Owner. However, civil union and domestic partners are not considered Spouse under federal law and therefore will not qualify for the same tax advantages provided to a surviving Spouse under federal tax law.
Please refer to the Federal Tax Considerations section for additional information regarding after death distribution requirements. If a Contract is subject to a loan at the time the Contract Owner (or, if applicable, the Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and the Contract Value will be reduced accordingly.
Disability Benefit Rider
A disability benefit rider was available at issuance of the Contract for an additional fee, provided that the Annuitant satisfied any applicable underwriting standards. This feature was available only if you were under age 60 when your Contract was issued and if you planned to make regular annual contributions to the Contract. If the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract, subject to the terms and conditions of the rider. It does not waive surrender charges.
When a claim for benefits under the Disability Benefit Rider is approved, the Company will provide an initial benefit. The initial benefit will be equal to one monthly purchase payment benefit times the number of rider months which have started during the benefit period.
The Company will pay to the Contract Owner:
●
The whole initial benefit or, if less,
●
An amount equal to the sum of all purchase payments which are applied to the Contract during the benefit period.
The amount of the purchase payment benefit for each month of the benefit period will be computed as follows:
If total disability starts during the first rider month, the amount will be equal to the smaller of (a) the sum of all credits in the first rider month but before the date total disability started; and (b) one-twelfth of the Maximum Purchase Payment Benefits for the first rider year.
If total disability starts after the first rider month but during the first rider year, the amount will be equal to the smaller of: (a) the monthly average of credits for all rider months before the rider month in which the total disability started; and (b) one-twelfth of the Maximum Purchase Payment Benefits for the first rider year.
If total disability starts after the first rider year, the amount will be equal to the monthly average of credits for all rider years before the rider year in which total disability started.

After total disability has continued for at least six months, the Company will waive purchase payments for this rider which are due and payable for the benefit period. The Company will refund to the Contract Owner the part of any purchase payments which are paid but later waived.
Example:
For example, if you purchased the rider and you indicated that you want us to make monthly purchase payments of $50.00 on your behalf in the event you become totally disabled as defined in the rider and you then become totally disabled, we will make the $50.00 purchase payments during the period of your disability as defined in the rider.
GENERAL INFORMATION
Administration
All transactions will be processed in the manner described below.
Purchase Payments
Send your purchase payments by check, cashier’s check or certified check made payable to “MetLife” to our Designated Office. We reserve the right to receive purchase payments by other means acceptable to us. We do not accept cash, money orders or traveler’s checks. We will provide you with all necessary forms. We must have all documents in Good Order to credit your purchase payments.
We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”) If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
Purchase payments (including any portion of your Account Value under a Deferred Annuity which you apply to a Pay-Out Option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at our Designated Office, except when they are received:
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On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or
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After the close of the Exchange.
In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when the amounts are credited.
We reserve the right to credit your initial purchase payment to you within two days after its receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Confirming Transactions
You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Processing Transactions
We permit you to request transactions by mail, telephone, facsimile, email and internet (we may require specific forms for certain transactions). We may suspend or eliminate telephone, email, or internet privileges at any time for all or any transaction types, without prior notice. We reserve the right not to accept requests for transactions by facsimile.
Your transaction must be in Good Order and completed prior to the close of the Exchange on our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day record keeping, are all executed through computer networks and systems.
If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a Contract Owner’s account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.
By Telephone, Facsimile, Email or Internet
You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the internet virtually 24 hours a day, 7 days a week, unless prohibited by state law (or your employer). Some of the information and transaction requests accessible to you include:
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Account Value,
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Unit Values,
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Current rates for the Fixed Interest Account,
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Transfers,
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Changes to investment strategies, and
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Changes in the allocation of future purchase payments.
For your Deferred Annuity in the pay-out phase, You may obtain information and initiate transactions through our toll-free number, (833) 642-1008. Our customer service consultants are available by telephone between 8:00 a.m. and 6:00 p.m. Eastern Time each business day.

All requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Designated Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We have put into place reasonable security procedures to ensure that instructions communicated by telephone, email or internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone, email or through the internet. When someone contacts us by telephone, email or internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to our Designated Office.
Telephone, email, facsimile and computer systems may not always be available. Any telephone, email, facsimile or computer system, whether it is yours, your service provider’s, your agent’s or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Designated Office.
Response times for the telephone, email, facsimile or internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.
We are not responsible or liable for:
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Any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or
●
Any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.
After Your Death
If we are notified of your death before any requested transaction is completed (including transactions under the dollar cost averaging program and the systematic withdrawal program), we will cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the Beneficiary is your spouse, the spouse may be substituted as the Contract Owner of the Contract and continue the Contract. If you are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a Joint Annuitant.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of two to five years from the Contract’s Maturity Date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including complete contact information, if and as it changes. Please call (833) 642-1008 to make such changes.
Misstatement
We may require proof of age or sex (where permitted) of the Contract Owner, Annuitant or Beneficiary before making any payments under this Contract that are measured by the Contract Owner’s, Annuitant’s or Beneficiary’s life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).
Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayments.
Third Party Requests
Generally, we only accept requests for transactions or information from you. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners and who simultaneously makes the same request or series of requests on behalf of other Owners.
ADMINISTRATION CHARGES, EARLY WITHDRAWAL CHARGES AND OTHER DEDUCTIONS
The Company deducts various charges from Contract Value for the services provided, expenses incurred and risks assumed in connection with the Contracts. For example, the Company incurs costs and expenses in connection with issuing Contracts, maintaining Contract Owner records and providing accounting, valuation, regulatory and reporting services. The Company also incurs costs and expenses associated with the marketing, sale and distribution of the Contracts. In addition, the Company assumes mortality and expense risks under the Contracts. In particular, the Company guarantees that the dollar amount of the Administration Contract Charge will not increase over the life of a Contract, regardless of the actual expenses. Also, the Company guarantees that, although annuity payments will vary according to the performance of the investments you select, annuity payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this mortality risk by virtue of annuity rates in the Contract that cannot be changed. The Company also assumes the risk of making a minimum death benefit payment if the Contract Owner (or, if applicable, the Annuitant) dies prior to Annuitization.
The amount and manner of deduction of Contract charges is described below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by the Company, and proceeds from other charges, including the mortality and expense risk charge, (collectively, previously referred to as “Base Contract Expenses”) may be used in part to cover such expenses.
The Withdrawal Charge pays for distribution of the Contracts. The administrative charge pays for the cost of administering the Contracts, including recordkeeping, responding to Contract Owner requests and questions. The mortality and expense risk charge pays for the assumption of risk that the charges under the Contract do not fully reflect the costs.
Administration Charge
The Company deducts an Administration Charge equal to $30 per year. The Administration Charge will be deducted from each Division in the ratio of your interest therein to your total Account Value.
The annual $30 Administration Contract Charge is deducted from the Account Value on each Contract anniversary for the prior Contract Year and will be deducted on a pro rata basis at Annuitization or at the time of a full surrender if the Annuitization or surrender occurs on a date other than a Contract anniversary. The charge is not imposed after Annuitization. In those instances in which two Contracts are issued to permit the funding of a spousal IRA, the Administration Charge will be imposed only on the Contract to which the larger purchase payments have been allocated in the Contract application.
Transfer Fee
Prior to Annuitization, the Company reserves the right to impose a transfer fee of $10 on each transfer in excess of 4 per Contract Year and to limit the number of transfers; however we currently impose this fee on transfers in excess of 12 per Contract Year.
Disability Benefit Rider Charge
We do not currently charge for this benefit.
Mortality and Expense Risk Charge
The Company deducts a Mortality and Expense Risk Charge from the Separate Account. This charge is computed and deducted on a daily basis from the assets in each Division attributable to the Contracts. The charge is at an annual rate of 0.95% of the average net assets of each such Division, of which 0.60% represents a mortality risk charge and 0.35% represents an expense risk charge. The Mortality and Expense Risk Charge as a percentage of Account Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed after Annuitization if annuity payments are made on a variable basis. The Company also deducts an Administration Asset Charge of 0.40% of average net assets. Collectively, the Mortality and Expense Risk Charge and the Administration Asset Charge are referred to herein as the “Base Contract Expenses.”
Withdrawal Charge
The Company does not make any deductions for sales expenses from purchase payments at the time of purchase. The Withdrawal Charge, when applicable, is intended to assist the Company in covering its expenses relating to the sale of the Contracts, including commissions, preparation of sales literature and other promotional activity.

No Withdrawal Charge will apply after a Contract reaches its Maturity Date. You select a Maturity Date when applying for your Contract. The Maturity Date selected must be at least 10 years after issue of the Contract. (See “Election of Annuity” for more information.) A Withdrawal Charge will be imposed in the event of certain partial and full surrenders and applications of proceeds to certain payment options prior to the Maturity Date. Up to 10% of the Contract Value on the date of the partial or full surrender may be surrendered without charge in any one Contract Year. If there is more than one partial surrender in a Contract Year, the amount that may be surrendered without charge is 10% of the Contract Value on the date of the first partial surrender during such year. No charge will be imposed for payments made upon death or application of proceeds to variable life income payment options (payment options 2, 3 or 6 as described under “Annuity Options” below) prior to the Maturity Date. If the Contract has been in force for five years, no charge will be applied upon the election of a fixed life income payment option (comparable to payment options 2, 3 or 6 as described under “Annuity Options” below but on a fixed basis). The Withdrawal Charge will be applied upon the election of other forms of payment prior to the Maturity Date. Any such election will be treated as a full surrender for purposes of calculating the applicable Withdrawal Charge. The Withdrawal Charge applied will equal the following amounts if the transaction occurs in the years indicated:
Percentage of Contract Value Withdrawn (after free withdrawal of 10% of the Contract Value)
Contract Year
1	2	3	4	5	6	7	8	9	10	11 and After
6.5%	6.0%	5.5%	5.0%	4.5%	4.0%	3.5%	3.0%	2.0%	1.0%	0%
In cases where the Company has consented to issue a Contract with less than 10 years to the Maturity Date, the Withdrawal Charge will be calculated as though the year of the Maturity Date is the tenth Contract Year (and the preceding Contract Year is the ninth year, and so forth) resulting in a lower percentage charge for each Contract Year shown in the table above.
In no event will the total Withdrawal Charge exceed 8% of the first $50,000 of purchase payments made under the Contract and 6.5% of the amount of purchase payments in excess of $50,000. (For Contracts issued on individuals age 50 or above to employer-sponsored pension plans through which contracts were purchased prior to May 1, 1994, a different Contingent Deferred Sales Charge scale may apply. The applicable scale is indicated on the schedule page of the Contract.)
The following example illustrates the circumstances under which the maximum Withdrawal Charge would apply. It is hypothetical only and is not intended to suggest that these performance results would necessarily be achieved.
EXAMPLE:
Assume that you purchased a Contract with a $10,000 single purchase payment and that you surrendered the Contract during the fifth Contract Year when the Contract Value had grown to $19,850.
Using the Withdrawal Charge schedule in the chart above, the Withdrawal Charge would be: 4.5% x (90% of $19,850), or $804. However, because this is larger than the maximum allowable charge (8% of the $10,000 purchase payment), your actual Withdrawal Charge would be only $800.
The Company currently waives the Withdrawal Charge on distributions that are intended to satisfy minimum distributions, as required by tax law, calculated as if this Contract were the participant’s only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See “Federal Tax Considerations.”)

In the case of a partial surrender, the Withdrawal Charge is deducted from the Contract Value remaining after the Contract Owner has received the amount requested and is a percentage of the total amount withdrawn. For example, if you requested a partial surrender of $100 (after previously surrendering 10% of the Contract Value free of charge in that Contract Year) and the applicable Withdrawal Charge was 5%, the total amount of Account Value withdrawn in that transaction would be $105.26. After giving effect to a partial surrender, including deduction of the Withdrawal Charge, the remaining Contract Value must be at least $500 (unless the Company consents to a lesser amount) or, if the Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If the requested partial surrender would not satisfy this requirement, at the Contract Owner’s option either the amount of the partial surrender will be reduced or the transaction will be treated as a full surrender and the Withdrawal Charge deducted from the proceeds. The Withdrawal Charge is deducted from the Divisions in the same proportion as the Account Value that you requested to be surrendered.
The Contingent Deferred Sales Charge will be waived in connection with an exchange by a Contract Owner of one Zenith Accumulator Contract for another Zenith Accumulator Contract.
Premium and Other Taxes
Some jurisdictions tax what are called “annuity considerations.” These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as “annuity taxes” only when you exercise a Pay-Out Option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum surrenders or when you exercise a Pay-Out Option. We may also deduct an amount to pay premium taxes some time in the future since laws and the interpretation of the laws relating to annuities are subject to change.
Premium taxes, if applicable, depend on the Contract you purchased and your home state or jurisdiction and range from 0% to 3.5% of Account Value (or, if applicable, purchase payments).
We also reserve the right to deduct from purchase payments, Account Value, partial and full surrenders or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Contract. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state law which is imposed on payments we make to certain person and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contract. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

Other Expenses
Portfolio Company Charges
Charges are deducted from and expenses are paid out of the assets of the Portfolios that are described in the prospectuses for those companies. Shares of the Portfolios are purchased for the Separate Account at their net asset value. The net asset value of Portfolio shares is determined after deduction of the fees and charges. For further information, consult the prospectus for each Portfolio and Appendix A.
We currently charge a platform charge of 0.25% of average daily net assets in the American Funds Growth-Income, American Funds Growth, American Funds Bond and American Funds SMALLCAP World Fund® Divisions. We reserve the right to impose an additional platform charge on Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Divisions.
ANNUITY PAYMENTS
Election of Annuity
When applying for a Contract, you select the Maturity Date and an annuity payment option. The Maturity Date selected must be at least 10 years after issue of the Contract. Under current rules, the Company may consent to issue a Contract with a Maturity Date less than 10 years after issue, provided that the Contract Owner is an employer-sponsored pension plan through which Contracts were purchased prior to May 1, 1994. Such Contracts are only available, however, to Annuitants who are age 50 or over at the time of issue. In addition, the applications for such Contracts must satisfy the Company’s suitability guidelines and, in the case of Annuitants between the ages of 50 and 58 1∕2 at the time of issue, the Maturity Date must be no earlier than the date at which the Annuitant would reach age 59 1∕2. Once a Maturity Date is selected, you cannot change it to an earlier date. However, you may surrender the Contract at any time before the Maturity Date and apply the surrender proceeds to an annuity payment option. At any time before the Maturity Date, you may elect to defer the Maturity Date, but you must obtain Company consent to defer if on the later Maturity Date the age of the Annuitant at his or her nearest birthday would be older than 75. You must select an income payment option or receive our consent to actively defer income payments. The default income payment type is a Lifetime Income Annuity with a Guarantee Period of 10 years. If you defer taking an Income Option, your Contract will mature once the Annuitant turns age 100. You may change the annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, the amount of Contract Value applied to the fixed payment option (net of any applicable charges described under “Administration Charges, Early Withdrawal Charges and Other Deductions”) will be transferred to the general account of the Company, and the annuity payments will be fixed in amount and duration by the annuity payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See “Amount of Variable Annuity Payments.”)
Requests to defer the Maturity Date, change payment options or make other elections relating to annuity payments should be sent to our Designated Office. Contracts acquired by retirement plans qualifying for tax benefited treatment may be subject to various requirements concerning the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

Annuity Options
Prior to Annuitization, you may elect, subject to any applicable restrictions of Federal tax law, to have payments made under any of the annuity payment options provided in the Contract. Any such election depends upon written notice to (and, for variable annuity payment options to begin during the first Contract Year, consent of) the Company. Requests relating to annuity payment options should be sent to the our Designated Office. In the event of your death, without having made an election of an annuity payment option, the Beneficiary can elect any of the available options listed below, subject to applicable Federal tax law restrictions. Payments will begin on the Maturity Date, as stated in your application or as subsequently deferred, or, in the case of a full surrender as otherwise specified. Pursuant to your election, the Company shall apply all or any part designated by you of the value of your Contract, less any applicable Withdrawal Charge and Administration Contract Charge, to any one of the annuity payment options described below.
Prior to Annuitization (but only if the Annuitant is living), you may elect to apply all or any part of the Death Proceeds under any one of the annuity payment options listed below or in any other manner agreeable to the Company.
The total amount of the Contract Value or Death Proceeds which may be applied to provide annuity payments will be reduced by any applicable charges and by the amount of any outstanding loan plus accrued interest. (See “Loan Provision for Certain Tax Benefited Retirement Plans.”)
You may choose the frequency of your income payments (choosing less frequent payments will result in each income payment being larger). For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.
Your income payment amount will depend upon your choices. For example, if you select a Pay-Out Option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a Pay-Out Option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive result in income payments that are smaller than with income payment types without such a guarantee. In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.”
Please be aware that once your Contract is annuitized, depending on the Pay-Out Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary(ies). In addition, once your Contract is fully Annuitized, you will not be able to withdraw any Account Value.
The Contract provides for the variable annuity payment options listed below*. You must select a payment option or actively defer income payments once the Annuitant turns age 85. The default payment type is a Lifetime Income Annuity with a Guarantee Period of 10 years. If you defer taking income payments, your Contract will mature once the Annuitant turns age 100 (age 90 for Contracts issued as a Roth IRA). Not all options below are available to a Payee who is a Beneficiary of the Contract Owner (or, as applicable, Annuitant).
First Option: Variable Income for a Specified Number of Years.** The Company will make variable monthly payments for the number of years elected, which may not be more than the permitted number of years. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

Second Option: Variable Life Income. The Company will make variable monthly payments which will continue while the Payee is living***; while the Payee is living but for at least ten years or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)
Third Option: Variable Life Income, Installment Refund. The Company will make variable monthly payments during the life of the Payee but for a period at least as long as the nearest whole number of months calculated by dividing the amount applied to this Option by the amount of the first monthly payment.
Sixth Option: Variable Life Income for Two Lives. The Company will make variable monthly payments which will continue while either of two Payees is living (Joint and Survivor Variable Life Income)***, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 3/4 to Survivor Variable Life Income).*** THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
*
Your Contract lists a fourth and fifth option ... however, due to tax law considerations, these options are not available on a fixed or variable basis.
**
Application of proceeds under this option upon surrender will result in the imposition of any applicable charge described under “Contingent Deferred Sales Withdrawal Charge.”
***
IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE VARIABLE ANNUITY PAYMENT IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO VARIABLE ANNUITY PAYMENTS IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.
Comparable fixed payment options are also available for all of the options described above. In addition, other annuity payment options (including other periods certain) may be available from time to time, and you should consult the Company as to their availability. If you do not elect an annuity payment option by the Maturity Date, variable payments under the Contract will be made while the Payee is living but for at least ten years. (This is the Second Option: Variable Life Income with Period Certain.) If installments under an annuity payment option are less than $20, the Company can change the payment intervals to 3, 6 or 12 months in order to increase each payment to at least $20.
The Payee under the first, second and sixth variable payment option may withdraw the commuted value of the period certain portions of the payments. The commuted value of such payments is calculated based on the assumed interest rate under the Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. In addition, after the death of the Payee under the first, second or third variable payment option or the surviving Payee under the sixth variable payment option, a Payee named to receive any unpaid payments certain may withdraw the commuted value of the payments certain.
The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the Payee.
The Company continues to assess the Base Contract Fee after the Maturity Date if annuity payments are made under any variable annuity payment option, including an option not involving a life contingency and under which the Company bears no mortality risk.
Amount of Variable Annuity Payments
At the Maturity Date (or any other application of proceeds to a payment option), the Contract Value (reduced by any applicable charges and by any outstanding loan plus accrued interest) is applied toward the purchase of monthly annuity payments. The amount of monthly variable payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee’s age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Portfolios selected. (The Fixed Interest Account is not available under variable payment options.)
The annuity purchase rates are used to calculate the basic payment level purchased by the Contract Value. These rates vary according to the age of the Payee. The higher the Payee’s age at Annuitization, the greater the basic payment level under options involving life contingencies, because the Payee’s life expectancy and thus the period of anticipated income payments will be shorter. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, purchase rates used to calculate the basic payment level will also reflect the sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the greater life expectancy of the female Payee. If the Owner has selected an annuity payment option that provides for a refund at death of the Payee or that guarantees that payments will be made for the balance of a period of a certain number of years after the death of the Payee, the Contract Value will purchase lower monthly benefits.
The dollar amount of the initial variable annuity payment will be at the basic payment level. The assumed interest rate under the Contract will affect both this basic payment level and the amount by which subsequent payments increase or decrease. Each payment after the first will vary with the difference between the net investment performance of the Divisions selected and the assumed interest rate under the Contract. If the actual net investment rate exceeds the assumed interest rate, the dollar amount of the annuity payments will increase. Conversely, if the actual rate is less than the assumed interest rate, the dollar amount of the annuity payments will decrease. If actual investment performance is equal to the assumed interest rate, the monthly payments will remain level.
Unless otherwise provided, the assumed interest rate will be at an annual rate of 3.5%. You may select as an alternative an annual assumed interest rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.
You may, even after variable annuity payments have commenced, direct that all or a portion of your investment in one Division be transferred to another Division of the Separate Account in the manner provided under “Transfer Privilege.”
Minimum Annuity Payments
Annuity payments will be made monthly. But if any payment would be less than $20, we may change the frequency so that payments are at least $20 each.
Proof of Age, Sex and Survival
We may require proof of age, sex (if applicable) and survival of any person upon the continuation of whose life annuity payments depend.
The foregoing descriptions are qualified in their entirety by reference to the Statement of Additional Information and to the Contract, which contains detailed information about the various forms of annuity payment options available, and other matters also of importance.

RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS
The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this Prospectus, include:
1.
Plans qualified under Section 401(a), 401(k), or 403(a) of the Code (“Qualified Plans:’) (At this time, the Contracts are only available on a limited basis to plans qualified under Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);
2.
Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);
3.
Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as “IRAs”), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code (“SEPs” and “SARSEPs”). SARSEPs are only allowed if owned prior to January 1, 1999;
4.
Roth Individual Retirement Accounts under Section 408A of the Code (“Roth IRAs”). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)
5.
Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations (“Section 457 Plans”); and
6.
Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees (“Governmental Plans”).
An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should not be purchased for use with such plans.
A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Tax Considerations.” It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.
In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this Prospectus comprise the retirement “plan” itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this Prospectus. Refer to the Contracts and any endorsements for more complete information.

FEDERAL TAX CONSIDERATIONS
Introduction
The following is a brief summary of some tax rules and includes information about different types of tax markets and benefits, not all of which may be available under the Contract, as applicable. It is not intended as tax advice. The Internal Revenue Code (“Code”) and the provisions of the Code that govern Deferred Annuities are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your MetLife annuity contract (“Contract”). Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
When you invest in an annuity Contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
Any Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
If you reside in a US territory or outside of the US, please contact your financial or tax adviser for tax guidance on your variable annuity Contract.
Non-Qualified Annuity Contracts
This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified “plan” defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or governmental 457(b) plans. Deferred Annuities owned through such plans are referred to below as “qualified” contracts.

Accumulation
Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract, until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment or commutation. This deferral of taxation on accumulated value in the Contract, is limited to Deferred Annuities owned by or held for the benefit of “natural persons.” A Contract, will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract, as an agent for the exclusive benefit of a natural person.
In contrast, a Contract, owned or not treated as held by a “natural person,” such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract, as applicable, in the year earned. Note that in this regard, an employer which is the owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural owner and any annual increase in the Contract Value will be subject to current income taxation.
Surrenders or Withdrawals — Early Distribution
If You take a withdrawal from your Contract, or surrender your Contract, prior to the date You commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax).
The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for “early” distribution if such withdrawal is taken prior to You reaching age 59 1∕2, unless an exception applies.
Exceptions include, but are not limited to, distributions made:
(a) on account of your death or disability,
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated beneficiary, or
(c) under certain immediate income annuities providing for substantially equal payments made at least annually.
If You receive systematic payments that You intend to qualify for the substantially equal periodic payments (“SEEP”) exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
For non-qualified Contracts, amounts received under the exercise of a partial withdrawal may be treated as taxable income. Exercise of a withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.

If your Contract, has been purchased with an Optional Two-Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract, charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract, to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.
Aggregation
If You purchase two or more Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or “deemed” distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract, (your “gain”). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether these rules apply to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.
A transfer of ownership of the Contract or the designation of an Annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.
If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person. Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payment over an individual’s life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of death benefit features.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner.
For Deferred Annuities owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, owners of variable annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Divisions have not been addressed. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Payments in Annuity Form
Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract, is fully recovered.
Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.
We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater — or less — than the taxable amount determined by us and reported by us to You and the IRS.
Once You have recovered the investment in the Contract further annuity payments are fully taxable.
If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Start Date.
Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.
If the Contract allows, You may elect to convert less than the full value of your Contract, to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract or Deferred Annuity and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.
The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a Contract thus requiring payout of any remaining interest in the Contract within five years of a Contract owner’s death (or the primary annuitant’s death where the Contract owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if a Contract owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of a Contract owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or governmental plans under 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract, may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract charges attributable to the guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, your Roth account earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59 1∕2
A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1∕2, unless an exception applies. The penalty rate is 25% for SIMPLE plan Deferred Annuities if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include but are not limited to withdrawals made:
(a) on account of your death or disability, or
(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated beneficiary and You are separated from employment.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, certain modifications (except due to death or disability) to your payment before age 59 1∕2 or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% Federal income tax penalty with interest (25% for certain SIMPLE plan withdrawals). Such modifications may include but are not limited to additional purchase payments to the Contract and additional withdrawals from the Contract. However, the SEEP exception may continue to apply to:
(1) a tax-free rollover, transfer or exchange to another eligible arrangement if the combined distributions from the old and new arrangements continue to satisfy the exception, and
(2) payments from annuities that otherwise satisfy the RMD rules.
You should consult your tax adviser about your particular situation.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions to the Federal income tax penalty for early distributions may be applicable under certain circumstances and special rules may apply or may become applicable in connection with the exceptions enumerated above. You should consult with your tax advisor for further details.
Rollovers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one 60-day rollover from an IRA to another IRA in any 12-month period and the limit is applied across all IRAs that You own, including SEP, SIMPLE, and Roth IRAs. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE

IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received:
(a) to meet minimum distribution requirements,
(b) for financial hardship, or
(c) for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the applicable withholding amount.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
CONTRACTS ANNUITIZED ON OR BEFORE 12/20/19 AND DEATHS OCCURRING ON OR BEFORE 12/31/19
Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Start Date).
If You die on or after your Annuity Start Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before your Annuity Start Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.
If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Contract owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1∕2.

Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
CONTRACTS ANNUITIZED AFTER 12/20/19 AND DEATHS OCCURRING AFTER 12/31/19
Distributions required from a qualified Contract following Your death must be fully distributed to designated beneficiaries within ten (10) years after the date of death. This distribution period applies regardless of whether You die before, on, or after the Annuity Start Date. In addition, if Your death occurs on or after Your Annuity Start Date, designated beneficiaries must also take an annual required minimum distribution beginning in the first calendar year after the calendar year of Your death. Separate rules apply to a designated beneficiary who is an Eligible Designated Beneficiary.
An Eligible Designated Beneficiary is an individual who, on the date of death, is:
(1) Your surviving spouse;
(2) Your child who has not yet reached the age of majority (as defined by federal tax law);
(3) a chronically ill individual as defined by the Code; or
(4) any other individual who is not more than ten (10) years younger than You.
An Eligible Designated Beneficiary may receive the remaining portion of the interest in the Contract over his/her life or life expectancy, beginning in the year following the year of death.
If your Contract permits, your Eligible Designated Beneficiary spouse may delay the start of these payments until December 31 of the year You would have reached your Required Beginning Date.
Following the death of an Eligible Designated Beneficiary, the remaining interest in the Contract must be distributed within ten (10) years. In addition, a child who is an Eligible Designated Beneficiary because he or she has not yet reached the age of majority must have the remaining interest in the Contract fully distributed within ten (10) years after reaching the age of majority.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
NON-DESIGNATED BENEFICIARIES
Distributions required from a qualified Contract following your death must generally be distributed to Non-designated beneficiaries (for example, charitable organizations or nonqualified trusts) within five (5) years of the date of death. However, if your death occurs after the Required Beginning Date, the benefits may be paid out to the non-designated beneficiary at least as rapidly as under the method of distribution being used as of the date of death.
Required Minimum Distributions
Generally, You must begin receiving amounts from your retirement plan by April 1st following the latter of:
(a) the calendar year in which You reach your Required Beginning Date (as defined by Section 401(a)(9) of the Code), or
(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1st of the year after You reach your Required Beginning Date even if You have not retired.
Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year following the year in which You reach your Required Beginning Date) in order to satisfy the requirement for the applicable tax year.
A Federal tax penalty may apply if the amount distributed to You for the tax year under any tax qualified plan (as defined earlier) is less than Your required minimum distribution amount.
You may not satisfy minimum distributions for one employer’s qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
Complex rules apply to the calculation of minimum distributions. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.
The regulations also require that the value of benefits under a Contract including certain death benefits in excess of Contract Value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of retirement accounts while You are alive do not apply to Roth accounts. However, in general, the post-death rules with respect to required minimum distributions do apply to beneficiaries of Roth accounts.
Additional Information Regarding IRAs
Purchase Payments
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. If You have compensation, you can continue to make purchase payments after beginning required minimum distributions if your Contract permits. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.
Roth IRA purchase payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1∕2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise (where permitted). The amount will be determined by the Code.
Conversion
Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits, including any death benefit in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Contract Value at the date of conversion.
A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made on or after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.
Additional Information regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a Participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59 1∕2, You generally cannot withdraw money from your 403(b) Contract unless the withdrawal:
a) Relates to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
b) Is exchanged to another permissible investment under your 403(b) plan;
c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if Your plan allows it;
d) Occurs after You die, leave Your job or become disabled (as defined by the Code);
e) Is for financial hardship (but only to the extent of elective deferrals), if Your plan allows it;
f) Relates to distributions attributable to certain 403(b) plan terminations, if the conditions of the Code are met;
g) Relates to rollover or after-tax contributions; or
h) Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Other exceptions may apply or become applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Accordingly, if You are considering taking a withdrawal prior to age 59 1∕2, please consult your tax adviser to determine whether an exception applies to your particular situation.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section

1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
A Puerto Rico qualified retirement plan trust, all of the participants of which are Puerto Rico residents may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i)(1) of ERISA as such trust will be treated for purposes of the Code Section 501(a) as a trust described in Code Section 401(a). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is generally includible in the gross income of the employee in the taxable year in which received or made available. However, lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from employment or termination of a retirement plan will generally be treated as ordinary income subject to a withholding tax rate of 20%.
A special rate of 10% may apply instead, if the plan satisfies the following requirements:
(1) the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three- year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico, bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.

Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, and must be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of a Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
Distributions of retirement income made to a Non-Resident of Puerto Rico by a dual qualified retirement plan (qualified under the U.S. Internal Revenue Code and the 2011 PR Code) funded through a U.S. situs trust will not be subject to Puerto Rico income tax. The State Taxation of Pension Act of 1995 appears to preempt the 2011 PR Code from the imposition of any income tax to distributions to individuals who are not residents of Puerto Rico even if such individuals performed services covered by a retirement plan in Puerto Rico while they were Puerto Rico residents. However, in order for such exemption to be available, the Puerto Rico Treasury requires the participant to submit to his/her employer either: (i) IRS Form 8898 (Statement for Individuals Who Begin or End Bona Fide Residence in a U.S. Possession); or (ii) a Sworn Statement including certain personal information directed to establish his/her residence in a State within the continental U.S.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account (IRA) for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Contract concerning the Portfolios proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.
We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our own judgment.
You are entitled to give instructions regarding the votes attributable to your Contract in your sole discretion. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.
There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semi-annual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of the Portfolios that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
●
The shares for which voting instructions are received; and
●
The shares that are voted in proportion to such voting instructions.
However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our own judgment.
DISTRIBUTION OF CONTRACTS
The Contracts are no longer available for sale. MetLife Investors Distribution Company (“MLIDC”) is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuity (e.g., commissions payable to the retail broker-dealers who sold the Deferred Annuities). MLIDC does not retain any fees under the Deferred Annuities.
MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the “Exchange Act”), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at (800) 289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or online.

The Contracts were sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Contracts could also have been sold through the mail, the internet or by telephone.
There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities.
MLIDC pays compensation based upon a ‘gross dealer concession’ model. With respect to the Deferred Annuities, the maximum gross dealer concession ranges from 0.00% to 1.60% of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.00% to 0.48% of the Account Value each year that the Contract is in force for servicing the Contract. With respect to Annuitizations, the gross dealer concession is 0.00% to 4% of the purchase payment and, starting in the second Contract Year, 0.00% to 0.40% of the amount available from which income payments are made for each year the Contract is in force, for servicing the annuity while in the pay-out phase.
We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firms guidelines directly from us or the distributor.
THE FIXED INTEREST ACCOUNT
The Deferred Annuities have a fixed interest rate option called the “Fixed Interest Account.” The Fixed Interest Account may not be available to all Contract Owners. The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 4.5% or 3%, depending on the Contract but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). The interest rate for each amount allocated to the Fixed Interest Account is set by us in advance on the beginning of each calendar quarter (January 1, April 1, etc.). The declared interest rate in effect when an allocation to the Fixed Interest Account is made will be credited from the date it is received until the last day of the same calendar quarter of the following year. At which time a renewal rate will be set. Thereafter, each year a renewal rate will apply to that amount plus the interest previously credited to that amount, as long as the amounts remain in the Fixed Interest Account. The renewal rate will be set by us in advance and will apply for 12 months. Interest will be credited to the Fixed Interest Account on a daily basis. Subject to our transfer rules, you may transfer money into and out of the Fixed Interest Account. For information regarding current interest rates, you may contact our Designated Office. Information about the Fixed Interest Account, including its name, its term and its minimum guaranteed interest rate is available in Appendix A–Investment Options Available Under the Contract–Fixed Option.
Because of exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered under the Securities Act of 1933 (the “1933 Act”), and neither the Fixed Interest Account nor the general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account and our general account are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. You have the opportunity to have a fixed Pay-Out Option upon Annuitization of the Contract. Under the fixed option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees to purchase payments or Account Value allocated to the Fixed Interest Account, interest credited to the Fixed Interest Account, and fixed annuity payments are subject to our financial strength and claims-paying ability. Therefore, neither the general account, the Fixed Interest Account nor any interests therein are generally subject to the provisions of these Acts. Disclosures regarding the Fixed Interest Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Contract Value and Fixed Interest Account Transactions
A Contract’s total Contract Value will include its Account Value in the Separate Account, its Account Value in the Fixed Interest Account and, for Contracts under which Contract loans are available, any of its Account Value held in the Company’s general account (but outside the Fixed Interest Account) as a result of a Contract loan.
The annual $30 Administration Contract Charge will be deducted proportionately from the Account Value in the Fixed Interest Account and in the Separate Account. Unless you request otherwise, a partial surrender or Contract loan will reduce the Account Value in the Divisions of the Separate Account and the Fixed Interest Account proportionately. Except as described below, amounts in the Fixed Interest Account are subject to the same rights and limitations as are amounts in the Separate Account with respect to transfers, surrenders, partial surrenders and Contract loans. The following special rules apply to transfers and Contract loan repayments involving the Fixed Interest Account.
You may transfer amounts from the Fixed Interest Account to the Separate Account once each year within 30 days after the Contract anniversary. The amount of Account Value which may be transferred from the Fixed Interest Account is limited to the greater of 25% of the Account Value in the Fixed Interest Account and $1,000, except with the consent of the Company. Also, after the transfer is effected, Account Value may not be allocated among more than ten of the Divisions and the Fixed Interest Account. The Company intends to restrict transfers of Account Value into the Fixed Interest Account in the following circumstances: (1) for the remainder of a Contract Year if an amount is transferred out of the Fixed Interest Account in that same Contract Year; (2) if the interest rate which would be credited to the transferred amount would be equivalent to an annual effective rate of 3% or 4.5% (whichever is the minimum guaranteed Fixed Interest Account interest rate for your Contract); or (3) if the total Account Value in the Fixed Interest Account equals or exceeds a maximum amount established by the Company.
If any portion of a Contract loan was attributable to Account Value in the Fixed Interest Account, then an equal portion of each loan repayment must be allocated to the Fixed Interest Account. (For example, if 50% of the loan was attributable to your Fixed Interest Account Value, then 50% of each loan repayment will be allocated to the Fixed Interest Account.) See “Loan Provision for Certain Tax Benefited Retirement Plans.” The rate of interest for each loan repayment applied to the Fixed Interest Account will be the lesser of: (1) the effective interest rate for your Contract on the date the loan repayment is applied to the Fixed Interest Account; and (2) the current Fixed Interest Account interest rate set by the Company in advance for that date.
The Company reserves the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Interest Account for up to six months.

FINANCIAL STATEMENTS
The financial statements of the Separate Account and the financial statements of MetLife are located in the Statement of Additional Information.
LEGAL PROCEEDINGS
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability MetLife to meet its obligations under the Contracts.

APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/PUFT/MET000207. You can also request this information at no cost by calling (833) 642-1008, by sending an email request to RCG@metlife.com, or through your registered representative. The availability of Portfolios may vary by employer and you should ask your Employer for a list of available Portfolios.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may include. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	American Funds Growth Fund(1) - Class 2 Capital Research and Management CompanySM	0.58%	0.25%	0.83%	20.24%	13.37%	17.97%
US Equity	American Funds Growth- Income Fund(1) - Class 2 Capital Research and Management CompanySM	0.53%	0.25%	0.78%	18.06%	13.90%	13.92%
Global Equity	American Funds SMALLCAP World Fund® *(1)†† - Class 2 Capital Research and Management CompanySM	0.90%	0.25%	1.15%	14.64%	0.49%	7.23%
US Fixed Income	American Funds The Bond Fund of America*(1)- Class 2 Capital Research and Management CompanySM	0.47%	0.25%	0.72%	7.26%	-0.14%	2.36%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.74%	—	0.74%	19.31%	0.96%	7.62%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	—	0.38%	7.95%	-0.17%	2.38%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	—	0.56%	13.19%	11.07%	15.80%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	—	0.37%	4.15%	3.09%	2.10%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.71%	—	0.71%	17.41%	8.91%	10.97%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.93%	—	0.93%	9.25%	2.06%	3.97%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	—	0.91%	11.50%	3.84%	5.69%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	—	0.91%	13.77%	5.55%	7.47%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.93%	—	0.93%	15.63%	7.18%	9.22%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.78%	—	0.78%	1.82%	7.04%	8.32%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.77%	—	0.77%	12.38%	7.18%	9.14%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	—	0.62%	7.83%	8.29%	10.73%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.79%	—	0.79%	15.62%	12.01%	13.33%
Sector	CBRE Global Real Estate Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.91%	—	0.91%	6.75%	4.03%	3.95%
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	—	0.46%	19.02%	12.51%	11.60%
US Equity	Frontier Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.94%	—	0.94%	4.90%	3.52%	9.88%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	—	0.87%	32.98%	6.56%	6.84%
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	—	0.83%	15.60%	7.30%	11.00%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.99%	—	0.99%	5.83%	-0.91%	9.00%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	—	0.54%	14.04%	10.28%	16.71%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	—	0.55%	15.21%	15.06%	14.19%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	—	0.90%	5.29%	7.44%	9.43%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.14%	—	1.14%	3.73%	2.28%	9.84%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	—	0.51%	6.80%	-0.88%	1.51%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.55%	—	0.55%	6.86%	8.54%	10.16%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
International Equity	MetLife MSCI EAFE® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	—	0.62%	30.70%	8.35%	7.76%
US Equity	MetLife Russell 2000® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.55%	—	0.55%	12.33%	5.71%	9.27%
US Equity	MetLife Stock Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	—	0.52%	17.28%	13.84%	14.24%
US Equity	MetLife Stock Index Portfolio*† - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	—	0.27%	17.59%	14.13%	14.53%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	—	0.81%	22.41%	5.54%	7.57%
International Equity	MFS® Research International Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.56%	—	0.56%	22.72%	5.80%	7.83%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
Allocation	MFS® Total Return Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.77%	—	0.77%	10.94%	6.26%	7.49%
Allocation	MFS® Total Return Portfolio*† - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	—	0.62%	11.11%	6.42%	7.65%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	—	0.73%	13.11%	9.95%	10.10%
US Equity	MFS® Value Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	—	0.58%	13.29%	10.11%	10.27%
US Equity	Morgan Stanley Discovery Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	—	0.90%	13.19%	-5.83%	14.00%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	—	0.81%	-4.57%	2.86%	9.12%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.38%	—	1.38%	7.74%	1.15%	3.09%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	—	0.83%	8.90%	-0.07%	2.30%
Allocation	State Street Moderate ETF Portfolio - Class B (formerly known as SSGA Growth and Income ETF Portfolio - Class B) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.75%	—	0.75%	16.78%	7.19%	7.85%
Allocation	State Street Moderately Aggressive ETF Portfolio - Class B (formerly known as SSGA Growth ETF Portfolio - Class B) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.78%	—	0.78%	19.23%	9.01%	9.31%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	—	0.81%	15.45%	9.37%	14.10%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.95%	—	0.95%	3.42%	3.83%	9.77%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	—	0.76%	10.00%	5.48%	10.60%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.85%	—	0.85%	2.29%	9.62%	9.58%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.82%	—	0.82%	8.88%	1.17%	3.77%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.57%	—	0.57%	9.07%	1.42%	4.03%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	—	0.50%	7.07%	0.59%	1.82%
†
The Portfolio is no longer available for additional allocations.
(1)
The Portfolio has an additional platform fee of 0.25%. This amount is included in the Mortality and Expense Risk Charge and is not a separate charge.
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
§
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
††
Effective May 1, 2026, the American Funds Global Small Capitalization Fund changed its name to American Funds SMALLCAP World Fund®.

Fixed Option
The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account
Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year.

Renewal Rate Term: 12 months
3%/4.5% Depending on the Contract
*
The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.

The Statement of Additional Information (SAI) includes additional information about the Contracts and the Separate Account. The SAI is available, without charge, upon request. To view and download the Prospectus and/or SAI, please visit our website https://dfinview.com/metlife/PUFT/MET000207. To request a free copy of the Prospectus and/or SAI or to ask questions or request other information, email RCG@metlife.comor write to our Designated Office or call (833) 642-1008.
This Prospectus incorporates by reference all of the information contained in the SAI, which is legally part of this Prospectus.
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EDGAR ID: C000080229

METROPOLITAN LIFE SEPARATE ACCOUNT E
ZENITH ACCUMULATOR
INDIVIDUAL VARIABLE ANNUITY CONTRACTS
ISSUED BY
METROPOLITAN LIFE INSURANCE COMPANY
STATEMENT OF ADDITIONAL INFORMATION
Form N-4 Part B
April 27, 2026
This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus dated the same date for Zenith Accumulator Individual Variable Annuity Contracts and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained by visiting https://dfinview.com/metlife/PUFT/MET000207, calling (833) 642-1008 or by writing to our Designated Office.
Unless otherwise indicated the Statement of Additional Information continues the use of certain terms as defined in the Prospectus. The financial statements comprising each of the Divisions of the Separate Account and the financial statements of the Company are hereby incorporated by reference to the submission form type N-VPFS, File No. 811-04001, filed by the Separate Account with the SEC on April 13, 2026.
SAI-1

Table of Contents

Page
HISTORY	SAI-3
PRINCIPAL UNDERWRITER	SAI-3
CUSTODIAN	SAI-3
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	SAI-3
EXPERIENCE FACTOR	SAI-4
ANNUITY PAYMENTS	SAI-4
VOTING RIGHTS	SAI-5
Disregarding Voting Instructions	SAI-6
NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT	SAI-6
Payment of Proceeds	SAI-6
TAX STATUS OF THE CONTRACTS	SAI-6
Federal Estate Taxes	SAI-7
Generation-Skipping Transfer Tax	SAI-7
Annuity Purchase Payments by Nonresident Aliens and Foreign Companies	SAI-7
OTHER INFORMATION	SAI-7
Records and Reports	SAI-7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	SAI-8
FINANCIAL STATEMENTS	SAI-8
SAI-2

HISTORY
Metropolitan Life Separate Account E (the “Separate Account”) is a separate account of Metropolitan Life Insurance Company (the “Company”). The Separate Account was first established on September 27, 1983 and meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”).
The Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities. Metropolitan Life Insurance Company was incorporated under the laws of New York in 1868. The Company’s home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of and controlled by MetLife, Inc., a publicly traded company.
PRINCIPAL UNDERWRITER
MetLife Investors Distribution Company (“MLIDC”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is affiliated with the Company and the Separate Account. The Contracts are no longer available for sale. However, Contract Owners and participants may still make purchase payments for Contracts issued.
CUSTODIAN
Metropolitan Life Insurance Company (“MetLife”), 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
Information about the distribution of the Contracts is contained in the Prospectus. Additional information is provided below.
Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years.
Fiscal Year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to its Registered Persons and Selling Firms
2025	$18,349	$0
2024	$21,424	$0
2023	$29,487	$0
MLIDC passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with MLIDC, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor’s operating and other expenses.
SAI-3

EXPERIENCE FACTOR
We use the term “experience factor” to describe investment performance for a Division. We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange (the “Exchange”) is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days’ notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred.
The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Contract.
ANNUITY PAYMENTS
At Annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at Annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Portfolio selected.
When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the Prospectus under “Amount of Variable Annuity Payments.”
The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each Division to provide the annuity. This initial payment is converted into Annuity Units, the number of which remains constant. Each annuity payment is in an amount equal to that number of Annuity Units multiplied by the applicable Annuity Unit Value for that payment (described below). The applicable Annuity Unit Value for each Division will change from day to day depending upon the investment performance of the Division, which in turn depends upon the investment performance of the Portfolio in which the Division invests.
The selection of an assumed investment return (“Assumed Investment Return”) will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the experience factor applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual experience factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual experience factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment. The definition of the Assumed Investment Return, and the effect of the level of the Assumed Investment Return on the amount of payments is explained in the Prospectus under “Amount of Variable Annuity Payments.”
The number of Annuity Units credited under a variable payment option is determined as follows:
(1)
The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract, are applied at the Company’s annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)
SAI-4

(2)
The number of Annuity Units is determined by dividing the amount of the initial payment by the applicable Annuity Unit Value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment.
The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of Annuity Units by the applicable Annuity Unit Value which is determined at least 14 days before the payment is due.
The value of an Annuity Unit for each Division depends on the Assumed Investment Return and on the experience factors applicable at the time of valuation. The initial Annuity Unit Values were set at $1.00 effective on or about the date on which shares of the corresponding Portfolios were first publicly available. The experience factor and, therefore, changes in the value of an Annuity Unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge.
The Annuity Unit Value for each Division is equal to the corresponding Annuity Unit Value for the Division previously determined multiplied by the applicable experience factor for that Division for the Exchange trading day then ended, and further multiplied by the assumed interest factor (“Assumed Interest Factor”) for each day of the Valuation Period. The Assumed Interest Factor represents the daily equivalent of the Contract’s annual Assumed Investment Return. In the calculation of Annuity Unit Values, the Assumed Interest Factor has the effect of reducing the experience factor by an amount equal to the daily equivalent of the Contract’s Assumed Investment Return. The result of this adjustment is that if the experience factor for a Valuation Period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the Annuity Unit Value will increase. If the experience factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the Annuity Unit Value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.
Transfers among the Divisions will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Division to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.
VOTING RIGHTS
In accordance with our view of the present applicable law, we will vote shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Contracts described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in the corresponding Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.
Accordingly, You have voting interest under the Contracts described in the Prospectus. The number of shares held in each Division deemed attributable to You is determined by dividing the value of Accumulation or Annuity Units attributable to You in that Division, if any, by the net asset value of one share in the Portfolio in which the assets of that Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.
Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including the Contracts described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.
SAI-5

Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.
You will be entitled to give instructions regarding the votes attributable to your Contract in your sole discretion.
Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, any other having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.
You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.
Disregarding Voting Instructions
MetLife may disregard voting instructions under the following circumstances: (1) to make or refrain from making any changes in the investments or investment policies for any Portfolio if required by any insurance regulatory authority; (2) to refrain from making any change n the investment policies or any investment manager or principal underwriter of any Portfolio which may be initiated by those having voting interests boards of directors associated with the underlying Portfolios, provided MetLife’s disapproval of the change is reasonable and, in the case of change investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio’s investment objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.
NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Payment of Proceeds
We may withhold payment of surrender proceeds if those proceeds are coming from a Contract Owner’s check or from a purchase payment transaction under our pre-authorized checking arrangement, which has not yet cleared. We may also delay payment while we consider whether to contest payments under the Contract. We pay interest on the death benefit proceeds from the date of receipt of documentation we require, in Good Order, to the date we pay them. Normally we promptly make payments of Account Value. However, we may delay those payments for up to six months for any payments from the Fixed Interest Account. We pay interest in accordance with state insurance law requirements on delayed payments.
TAX STATUS OF THE CONTRACTS
Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. Section 817 of the Internal Revenue Code (Code) requires that the investments of each Division be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Division, through the Portfolios in which it invests, will satisfy these diversification requirements.
If Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax- qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for Owners, including losing the benefit of tax deferral.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary Annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be
SAI-6

distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.
The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Other rules may apply to Qualified Contracts.
Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments by Nonresident Aliens and Foreign Companies
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity Contract purchase.
OTHER INFORMATION
Records and Reports
We will maintain all records relating to the Separate Account. We will send You a report showing the following information as of the end of each report period:
●
the current Account Value, amounts in each Division of the Separate Account (and the Fixed Interest Account, if applicable);
●
the current surrender value;
●
the activity since the last report; and
●
any other information required by law.
We will also send periodic reports for the Portfolios as required by regulations.
SAI-7

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statements of assets and liabilities of each of the divisions of Metropolitan Life Separate Account E as of December 31, 2025, the related statements of operations for the year or partial period included within the year ended December 31, 2025, statements of changes in net assets for each of the years or partial periods included within the two-year period ended December 31, 2025, the financial highlights for each of the years or partial periods included within the five-year period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements and financial highlights”), incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The financial statements of Metropolitan Life Insurance Company as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.
FINANCIAL STATEMENTS
The audited financial statements comprising each of the Divisions of the Separate Account and the audited consolidated financial statements of the Company are hereby incorporated by reference from the submission form type N-VPFS File No. 811-04001, relating to Class ID # C000080229, filed by the Separate Account with the SEC on April 13, 2026. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.
SAI-8

cPART C.
OTHER INFORMATION
Item 27. Exhibits
(a)
Resolution of the Board of Directors of New England Mutual Life Insurance Company establishing a new separate account (approved July 15, 1987 and dated on August 31, 1987) for The New England Variable Account. Incorporated
herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-
11131) filed on August 30, 1996.

(b)		Custodian Agreements. None.
(c)		Underwriting Contracts.
(i)
Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) is
incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for
Metropolitan Life Separate Account E (File No. 333-83716) filed on April 11, 2013.

(ii)
Amended and Restated Principal Underwriting Agreement between Metropolitan Life Insurance Company and
MetLife Investors Distribution Company incorporated herein by reference to Post-Effective Amendment No. 10 to the
Registrant’s Statement on Form N-4 (File No. 333-160722) filed on April 23, 2019.

(d)		Contracts.
(i)
Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account
(File No. 333-11131) filed on May 1, 1998.

(ii)
Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England
Variable Account (File No. 333-11131) filed on May 1, 1998.

(iii)
Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement
Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective
Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File No. 333-
11131) filed on May 1, 1998.

(iv)
Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary
Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration
Statement on Form N-4 for The New England Variable Account (File No. 333-11131) filed on May 1, 1998.

(v)
Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company
Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 for The
New England Variable Account (File No. 333-11131) filed on August 30, 1996.

(vi)
Forms of Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 for The New England Variable Account (File No. 333-11131)
filed on August 30, 1996.

(vii)
Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered
Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration
Statement on Form N-4 for The New England Variable Account (File No. 333-11131) filed on August 30, 1996.

(viii)
Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-
Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and
New York Endorsement) are incorporated by reference to Post-Effective Amendment No. 3 to the Registration
Statement on Form N-4 for The New England Variable Account (File No. 333-11131) filed on February 26, 1999.

(ix)
Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for The New
England Variable Account (File No. 333-11131) filed on February 26, 1999.

(x)
Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 for The New England
Variable Account (File No. 333-11131) filed on April 26, 1999.

(xi)
Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company
are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4
for The New England Variable Account (File No. 333-11131) filed on April 27, 2000.

(xii)
Form of Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) is incorporated herein by reference to Post-
Effective Amendment No. 7 to the Registration Statement on Form N-4 for The New England Variable Account (File
No. 333-11131) filed on February 27, 2001.

(xiii)
Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2
(09/02); Simple Individual Retirement Annuity Endorsement NEL- 439.1 (09/02); and Roth Individual Retirement
Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for The New England Variable Account (File No. 333-11131) filed on April 25,
2003.

(xiv)
Form of Endorsement: Individual Retirement Annuity Endorsement ML 408.2 (9/02) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 for The New England
Variable Account (File No. 333-11131) filed on April 29, 2004.

(xv)
Form of 401(a)/403(a) Plan Endorsement ML-401-3 (5/11) incorporated herein by reference to Post-Effective
Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File No.
333-83716) filed on April 12, 2012.

(xvi)
Form of 457(b) Endorsement (Governmental and Tax-Exempt) ML-457-2 (5/11) incorporated herein by reference to
Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account
E (File No. 333-83716) filed on April 12, 2012.

(e)		Applications.
(i)
New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective
Amendment No. 3 to the Registration Statement on Form N-4 for The New England Variable Account (File No. 333-
11131) filed on February 26, 1999.

(ii)
Form of Metropolitan Life Insurance Company Variable Annuity Application is incorporated herein by reference to the Registration Statement on Form N-4 for The New England Variable Account (File No. 333-11131) filed on
August 30, 1996.

(f)		Depositor's Certificate of Incorporation and By-Laws.
(i)
Amended and Restated Charter of Metropolitan Life Insurance Company (effective May 16, 2016) is Incorporated herein by reference to Post-Effective Amendment No. 15 to Metropolitan Life Separate Account E's Registration
Statement on Form N-4 (File No. 333-160722) filed on April 21, 2022.

(ii)
Amended and Restated By-Laws of Metropolitan Life Insurance Company (effective December 21, 2023).
Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4
(File No. 333-160722) filed on April 22, 2024.

(g)
Coinsurance and Modified Coinsurance Agreement between Metropolitan Life Insurance Company and First
Allmerica Financial Life Insurance Company dated November 16, 2023. Incorporated herein by reference to Post-
Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-160722) filed on April 22, 2024.

(h)		Participation Agreements.
(i)
Amended and Restated Agreement dated January 26, 2018 among Fidelity Variable Insurance Products, Fidelity
Distributors Corporation and Metropolitan Life Insurance Company is incorporated herein by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File
No. 333-190296) filed on April 10, 2018.

(ii)(a)
Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust I, Metropolitan Life Insurance
Company, Brighthouse Investement Advisers, LLC and Brighthouse Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-4 (File No. 333-
176654) filed April 12, 2017.

(ii)(b)
Amendment to Participation Agreement dated March 6, 2017 by and among Metropolitan Life Insurance Company,
Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC (effective
January 1, 2021) incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement
on Form N-4 for Metropolitan Life Separate Account E (File No. 333-83716) filed on April 28, 2021.

(ii)(c)
Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust II, Metropolitan Life Insurance
Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-4 (File No. 333-
176654) filed April 12, 2017.

(ii)(d)
Amendment to Participation Agreement dated March 6, 2017 by and among Metropolitan Life Insurance Company,
Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC (effective
January 1, 2021) incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement
on Form N-4 for Metropolitan Life Separate Account E (File No. 333-83716) filed on April 28, 2021.

(iii)(a)
Fund Participation Agreement among Metropolitan Life Insurance Company, American Funds Insurance Series, and
Capital Research and Management Company dated April 30, 2001, is incorporated herein by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E
(File No. 333-52366) filed on August 3, 2001.

(iii)(a)
Amendment No. 1 dated May 1, 2006 to the Participation Agreement dated April 30, 2001 among Metropolitan Life
Insurance Company, American Funds Insurance Series, and Capital Research and Management Company;
Amendment No. 2 dated as April 28, 2008 to the Participation Agreement dated April 30, 2001, as previously amended among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and
Management Company; and Amendment No. 3 dated as of November 10, 2008 to the Participation Agreement dated
April 30, 2001, as previously amended among Metropolitan Life Insurance Company, American Funds Insurance
Series, and Capital Research and Management Company is incorporated herein by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File No.
333-160722) filed on November 2, 2009.

(iii)(b)
Amendment to Participation Agreement (effective April 30, 2010) among American Funds Insurance Series, Capital
Research and Management Company and Metropolitan Life Insurance Company, et al. is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 for Metropolitan Life
Separate Account E (File No. 333-83716) filed on April 12, 2011.

(iii)(c)
Amendment No. 4 Participation Agreement between Metropolitan Life Insurance Company, American Funds
Insurance Series and Capital Research and Management Company dated November 19, 2014 is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 for Metropolitan Life
Separate Account E (File No. 333-176654) filed on April 13, 2016.

(iii)(d)
Amendment dated as of June 7, 2021 to the Participation Agreement dated April 30, 2001 and May 16, 1989, as amended, by and among Metropolitan Life Insurance Company on behalf of itself and certain of its separate accounts; American Funds Insurance Series; and Capital Research and Management Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Metropolitan Life Separate Account E's Registration Statement
on Form N-4 (File No. 333-160722) filed on April 21, 2022.)

(i)		Administrative Contracts. None.
(j)		Other Material Contracts. None.
(k)
Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File No. 333-160722) filed on
November 2, 2009.

(l)		Consent of Independent Registered Public Accounting Firm. (Filed herewith.)
(m)		Omitted Financial Statements. None.
(n)		Initial Capital Agreements. None.
(o)		Form of Initial Summary Prospectuses. None.
(p)		Power of Attorneys.
(i)
Powers of Attorney for Carla A. Harris, Carlos M. Gutierrez, Christian S. Mumenthaler, Denise M. Morrison, Diana L.
McKenzie, Jeh C. Johnson, John D. McCallion, Laura J. Hay, Mark A. Weinberger, Michel A. Khalaf, Robert G.
Hubbard, and William E. Kennard for Metropolitan Life Insurance Company and its designated Separate Accounts.
(Incorporated herein by reference to Post-Effective Amendment No. 17 to Metropolitan Life’s Separate Account E’s
Registration Statement on Form N-4, File No. 333-190296, Filed January 29, 2026.)

(ii)
Power of Attorney for Adrienne O’Neill for Metropolitan Life Insurance Company and its designated Separate
Accounts. (Incorporated herein by reference to Post-Effective Amendment No. 16 to Metropolitan Life Separate
Account E’s Registration Statement on Form N-4, File No. 333-190296, Filed November 12, 2025.)

	(iii)	Powers of Attorney for Daniel S. Glaser and Michelle Seitz for Metropolitan Life Insurance Company and its designated Separate Accounts. (Filed herewith.)
(q)		Letter Regarding Change in Certifying Accountant. Not applicable.
(r)		Historical Current Limits on Index Gains. Not applicable.

Item 28. Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Robert G. Hubbard 200 Park Avenue New York, NY 10166	Chairman of the Board and Director
Michel A. Khalaf 200 Park Avenue New York, NY 10166	President, Chief Executive Officer and Director
Daniel S. Glaser 200 Park Avenue New York, NY 10166	Director
Carlos M. Gutierrez 200 Park Avenue New York, NY 10166	Director
Carla Harris 200 Park Avenue New York, NY 10166	Director
Laura J. Hay 200 Park Avenue New York, NY 10166	Director
Jeh C. Johnson 200 Park Avenue New York, NY 10166	Director
William E. Kennard 200 Park Avenue New York, NY 10166	Director
Diana L. McKenzie 200 Park Avenue New York, NY 10166	Director
Denise M. Morrison 200 Park Avenue New York, NY 10166	Director
Christian S. Mumenthaler 200 Park Avenue New York, NY 10166	Director
Michelle Seitz 200 Park Avenue New York, NY 10166	Director
Mark A. Weinberger 200 Park Avenue New York, NY 10166	Director
Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166 unless otherwise noted below.

NAME	POSITIONS WITH DEPOSITOR
Michel A. Khalaf	President and Chief Executive Officer
Bryan E. Boudreau	Executive Vice President & Chief Actuary
Marlene Debel	Executive Vice President and Chief Risk Officer
Monica Curtis	Executive Vice President and Chief Legal Officer and Head of Government Relations
John D. McCallion	Executive Vice President and Chief Financial Officer
John A. Hall	Executive Vice President and Treasurer
William C. O'Donnell	Executive Vice President, Chief Financial Officer, U.S., MetLife Holdings
Bill Pappas	Executive Vice President, Global Technology & Operations
Adrienne O’Neill	Executive Vice President and Chief Accounting Officer
Ramy Tadros	Regional President, U.S. Business and Head of MetLife Holdings

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or Registrant,
The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the Separate Account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2025
The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2025. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Metropolitan Life Insurance Company (“MLIC”) (NY)
	1.	500 Grant Street GP LLC (DE)
	2.	500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.
	3.	ML 225 6th Street Member LLC (DE)
	4.	MetLife Retirement Services LLC (NJ)
	5.	MetLife 500 Canal Street Member LLC (DE) - This entity is wholly owned by Metropolitan Life Insurance Company
	6.	ML Bellevue Member LLC (DE) - 89.5% of ML Bellevue Member LLC is owned by Metropolitan Life Insurance Company and 10.5% is owned by Metropolitan Tower Life Insurance Company.
	7.	ML Clal Member, LLC (DE) - 50.1% of ML Clal Member, LLC is owned by Metropolitan Life Insurance Company and 49.9% is owned by MetLife Reinsurance Company of Hamilton, Ltd.
	8.	CC Holdco Manager, LLC (DE)
	9.	MetLife Funding, Inc. (DE)
	10.	6104 Hollywood, LLC (DE)
	11.	1350 Eye Street Owner LLC (DE) - 95.616439% of 1350 Eye Street Owner LLC is owned by Metropolitan Life insurance Company and 4.383561% is owned by Metropolitan Tower Life Insurance Company.
	12.	MetLife Securitization Depositor LLC (DE)
	13.	WFP 1000 Holding Company GP, LLC (DE)

14.	MTU Hotel Owner, LLC (DE)
15.	MetLife Water Tower Owner LLC (DE)
16.	Missouri Reinsurance, Inc. (CYM)
17.	The Building at 575 Fifth Avenue Mezzanine LLC (DE)
	a.	The Building at 575 Fifth Retail Holding LLC (DE)
	b.	The Building at 575 Fifth Retail Owner LLC (DE)
18.	23rd Street Investments, Inc. (DE)
	a.	MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.
	b.	MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.
c.
Long Island Solar Farm LLC (DE) - 90.39% membership interest is held by LISF Solar Trust in which MetLife
Capital Limited Partnership has a 100% beneficial interest and the remaining 9.61% is owned by a third-party.

		1)	Met Canada Solar ULC (CAN)
19.	Plaza Drive Properties, LLC (DE)
20.	White Oak Royalty Company (OK)
21.	Midtown Heights, LLC (DE)
22.	MetLife Legal Plans, Inc. (DE)
23.	MetLife Next Gen Ventures, LLC (DE)
24.	ML District NoHo Master Member, LLC (DE)
25.	MetLife Properties Ventures, LLC (DE)
26.	MET 1065 Hotel, LLC (DE)
27.	ML MMIP Member, LLC (DE)
28.	Transmountain Land & Livestock Company (MT)
29.	MEX DF Properties, LLC (DE)
30.	PREFCO Fourteen, LLC (DE)
31.	ML HS Member LLC (DE)
32.	MetLife Tower Resources Group, Inc. (DE)
33.	ML 4000 MACARTHUR MEMBER LLC (DE) - Metropolitan Life Insurance Company owns 100% of ML 4000 MacArthur Member LLC.
34.	Housing Fund Manager, LLC (DE)
35.	ML Cooperative Member, LLC (DE)
36.	ML CW Member LLC (DE) - 92.7% of ML CW Member LLC is owned by Metropolitan Life Insurance Company and 7.3% is owned by Metropolitan Tower Life Insurance Company.
37.	MAV Trust Holdings LLC (DE)
38.	MAV 1 (DE)
39.	ML Clal Member 2.0, LLC (DE)
40.	ML PFV Member LLC (DE)
	a.	PF Venture LLC (DE) - ML PFV Member LLC holds a 94.117647% interest and MTL PFV Member LLC holds a 5.882353% interest.
41.	MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by Metropolitan Tower Life Insurance Company.
42.	150 North Riverside PE Member, LLC (DE) - 81.45% of 150 North Riverside PE Member, LLC is owned by Metropolitan Life Insurance Company, 18.55% is owned by Metropolitan Tower Life Insurance Company.

43	ML Port Chester SC Member, LLC (DE) - 60% of ML Port Chester SC Member, LLC is owned by Metropolitan Life Insurance Company and 40% is owned by Metropolitan Tower Life Insurance Company.
44.	MetLife 555 12th Member, LLC (DE) - 89.84% is owned by Metropolitan Life Insurance Company and 10.16% by Metropolitan Tower Life Insurance Company.
45.	ML Southlands Member, LLC (DE) - 60% of ML Southlands Member, LLC is owned by Metropolitan Life Insurance Company and 40% is owned by Metropolitan Tower Life Insurance Company.
46.	ML Cerritos TC Member, LLC (DE) - 60% of ML Cerritos TC Member, LLC is owned by Metropolitan Life Insurance Company and 40% is owned by Metropolitan Tower Life Insurance Company.
47.	ML Swan Mezz, LLC (DE)
	a.	ML Swan GP, LLC (DE)
48.	ML Dolphin Mezz, LLC (DE)
	a.	ML Dolphin GP, LLC (DE)
49.	Haskell East Village, LLC (DE)
50.	ML Sloan’s Lake Member, LLC (DE)
51.	ML 610 Zane Member, LLC (DE)
52.	HD Owner LLC (DE)
53.	ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by Metropolitan Life Insurance Company and 1% by Metropolitan Tower Life Insurance Company.
54.	ML Terminal 106 Member, LLC (DE) - 87.45% of ML Terminal 106 Member, LLC is held by Metropolitan Life Insurance Company and 12.55% by Metropolitan Tower Life Insurance Company.
55.	Boulevard Residential, LLC (DE)
56.	MetLife Ontario Street Member, LLC (DE)
57.	Pacific Logistics Industrial South, LLC (DE)
58.	MetLife Ashton Austin Owner, LLC (DE)
59.	MetLife Acoma Owner, LLC (DE)
60.	1201 TAB Manager, LLC (DE)
61.	MetLife 1201 TAB Member, LLC (DE)
62.	MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company and 1% is owned by Metropolitan Tower Life Insurance Company.
63.	ML 300 Third Member LLC (DE)
64.	MNQM TRUST 2020 (DE)
65.	Oconee Hotel Company, LLC (DE)
66.	Oconee Land Company, LLC (DE)
	a.	Oconee Land Development Company, LLC (DE)
	b.	Oconee Golf Company, LLC (DE)
	c.	Oconee Marina Company, LLC (DE)
67.	ML Hudson Member, LLC (DE)
68.	MCJV, LLC (DE)
69.	MetLife THR Investor, LLC (DE)
70.	ML Matson Mills Member LLC (DE)
71.	ML University Town Center Member, LLC (DE) - 87% of ML University Town Center Member, LLC is owned by Metropolitan Life Insurance Company and 13% is owned by Metropolitan Tower Life Insurance Company.
72.	Southcreek Industrial Holdings, LLC (DE)
73.	ML OMD Member, LLC (DE)

74.	MetLife OFC Member, LLC (DE)
75.	MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by Metropolitan Life Insurance Company and 1% by Metropolitan Tower Life Insurance Company.
76.	MetLife 425 MKT Member, LLC (DE) - 66.91% of MetLife 425 MKT Member, LLC is owned by Metropolitan Life Insurance Company and 33.09% is owned by MREF 425 MKT, LLC.
77.	MetLife GV Owner LLC (DE)
78.	MMP Owners III, LLC (DE)
	a.	MetLife Multi-Family Partners III, LLC (DE)
		1)	MMP Holdings III, LLC (DE)
			a)	MMP South Park REIT, LLC (DE)
				(1)	MMP South Park OWNER, LLC (DE)
			b)	MMP Olivian REIT, LLC (DE)
				(1)	MMP Olivian Owner, LLC (DE)
79.	MC Portfolio JV Member, LLC (DE)
80.	Pacific Logistics Industrial North, LLC (DE )
81.	ML Armature Member, LLC (DE) - 87.34% of ML Armature Member, LLC is owned by Metropolitan Life Insurance Company and 12.66% is owned by Metropolitan Tower Life Insurance Company.
82.	ML One Bedminster, LLC (DE)
83.	ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC’s ownership interest is owned by Metropolitan Life Insurance Company and 1.03% by Metropolitan Tower Life Insurance Company.
84.	ML-AI MetLife Member 3, LLC (DE)
85.	ML-AI MetLife Member 4, LLC (DE) - 60% owned by MLIC and 40% owned by Metropolitan Tower Life Insurance Company
86.	ML-AI MetLife Member 5, LLC (DE)
87.	MetLife HCMJV 1 GP, LLC (DE)
88.	MetLife HCMJV 1 LP, LLC (DE)
89.	ML Corner 63 Member, LLC (DE)
90.	MCRE BLOCK 40, LP (DE)
91.	ML Mililani Member, LLC (DE) - 40% of ML Mililani Member, LLC is owned by Metropolitan Life Insurance Company and 60% is owned by Metropolitan Tower Life Insurance Company.
92.	MetLife Japan US Equity Owners LLC (DE)
93.	Sino-US United MetLife Insurance Co., Ltd. - 50% of Sino-US United MetLife Insurance Company, Ltd. is owned by MLIC and 50% is owned by a third-party.
94.	MMP Owners, LLC (DE)
95.	ML AG Member (DE)
96.	10700 Wilshire, LLC (DE)
97.	Chestnut Flats Wind, LLC (DE)
99.	ML Terraces, LLC (DE)
99.	Viridian Miracle Mile, LLC (DE)
100.	MetLife Boro Station Member, LLC (DE)
101.	ML PE Terminal 106, LLC (DE) - 87.45% of ML PE Terminal 106, LLC is owned by Metropolitan Life Insurance Company and 12.55% is owned by Metropolitan Tower Life Insurance Company.
102.	MetLife FM Hotel Member, LLC (DE)
	a.	LHCW Holdings (US) LLC (DE)
		1)	LHC Holdings (US) LLC (DE)

				a)	LHCW Hotel Holding LLC (DE)
(1) LHCW Hotel Holding (2002) LLC (DE)
(2) LHCW Hotel Operating Company (2002) LLC (DE)
	103.	White Tract II, LLC (DE)
	104.	MetLife OBS Member, LLC (DE)
	105.	MetLife SP Holdings, LLC (DE)
		a.	MetLife Private Equity Holdings, LLC (DE)
	106.	MetLife Park Tower Member, LLC (DE)
		a.	Park Tower REIT, Inc. (DE)
			1)	Park Tower JV Member, LLC (DE)
	107.	MCPP Owners, LLC (DE) - 87.992% of MCPP Owners, LLC is owned by Metropolitan Life Insurance Company and 12.008% is owned by MetLife Reinsurance Company of Hamilton, Ltd.
		a.	MCPP Marbella Member, LLC (DE) - 50.1% of MCPP Marbella Member, LLC is owned by MCPP Owners, LLC and 49.9% is owned by third parties
	108.	MetLife Chino Member, LLC (DE)
	109.	MetLife Campus at SGV Member LLC (DE)
	110.	MNQM Trust Holdings LLC (DE)
	111.	ML 240 West 35th Owner LLC (DE)
		a.	40 West 35th Fund LP (DE)
	112.	ML Artisan Crossing PE Member, LLC (DE)
	113.	ML 1960 Grand LLC (DE)
		a.	1960 Grand Fund LP (DE) - 58.96% of 1960 Grand Fund LP is owned by MetLife Insurance K.K. and 41.04% is owned by MLIC
		b.	1960 Grand Venture LLC (DE)
		c.	1960 Grand Owner LLC (DE)
	114.	TOV Owner LLC (DE)
	115.	MZO Owner LLC (DE)
	116.	ML Cooperative Member, LLC (DE)
	117.	505 Penobscot Drive RWC, LLC (DE)
	118.	ML MetWest Member LLC (DE) - 70.95% of ML MetWest Member LLC is owned by Metropolitan Life Insurance Company and 29.05% is owned by Metropolitan Tower Life Insurance Company
	119.	ML Beachwood Place LLC (DE) - 93.97% owned by Metropolitan Life Insurance Company and 6.07% owned by Metropolitan Tower Life Insurance Company
B.	Versant Health, Inc. (DE)
	1.	Versant Health Holdco, Inc . (DE)
		a.	Versant Health Consolidation Corp, (DE)
			1)	Davis Vision, Inc. (NY)
				a)	Versant Health Lab, LLC (DE)
				b)	Davis Vision IPA, Inc. (NY)
		b.	Superior Vision Services, Inc. (DE)
			1)	Superior Vision Insurance, Inc. (AZ)
		c.	Vision Twenty-One Managed Eye Care IPA, Inc. (NY)
		d.	Superior Vision Insurance Plan of Wisconsin, Inc. (WI)

		e.	Superior Vision Benefit Management, Inc. (NJ)
			1)	Block Vision of Texas, Inc. (TX)
			2)	UVC Independent Practice Association, Inc. (NY)
			3)	Superior Vision of New Jersey, Inc. (NJ)
		f.	Vision 21 Physician Practice Management Company (FL)
C.	Metropolitan Tower Life Insurance Company (NE)
	1.	MTL Leasing, LLC (DE)
	2.	MetLife Assignment Company, Inc. (DE)
	3.	MTL HS Member LLC (DE)
	4.	MTL GV Owner LLC (DE)
	5.	MTL PFV Member LLC (DE)
D.	SafeGuard Health Enterprises, Inc. (DE)
	1.	MetLife Health Plans, Inc. (DE)
	2.	SafeGuard Health Plans, Inc. (CA)
	3.	SafeHealth Life Insurance Company (CA)
	4.	SafeGuard Health Plans, Inc. (FL)
	5.	SafeGuard Health Plans, Inc. (TX)
E.	American Life Insurance Company (DE)
1.
BIDV MetLife Life Insurance Limited Liability Company (Vietnam) – 60.61% of BIDV MetLife Life Insurance Limited
Liability Company is held by American Life Insurance Company and the remainder by third parties.

	2.	MetLife Insurance K.K. (Japan)
		a.	Fortissimo Co. Ltd. (Japan)
		b.	MetLife Japan Water Tower Owner (Blocker) LLC (DE)
		c.	MetLife Japan Owner (Blocker) LLC (DE)
		d.	MetLife Japan 1960 Grand Blocker LLC (DE)
		e.	240 West 35th GP LLC (DE)
		F	MetLife Japan 240 West 35th Owner (Blocker) LLC (DE)
		g.	MetLife Japan US Equity Owners (Blocker) LLC (DE)
	3.	Borderland Investments Limited (DE)
		a.	ALICO Hellas Single Member Limited Liability Company (Greece)
	4.	MetLife Global Holding Company I GmbH (Swiss)
		a.	MetLife Global Holding Company II LLC (DE and Swiss) - MetLife Global Holding Company II LLC is dual chartered in DE and Switzerland.
			1)	Closed Joint-Stock Company Master-D (Russia)
2)
MetLife Colombia Seguros de Vida S.A. (Colombia) - 89.9999657134583% of MetLife Colombia Seguros de Vida
S.A. is owned by MetLife Global Holding Company II LLC (DE and Swiss), 10.0000315938813% is owned by
MetLife Chile Inversiones Limitada, and International Technical and Advisory Services Limited, Borderland
Investments Limited, and Natiloportem Holdings, LLC each own 0.000000897553447019009%.

3)
PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH,
.0006% is owned by International Technical and Advisory Services and the remaining .0006% is owned by
Borderland Investments Limited.

			4)	MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by MetLife Global Holding Company II GmbH (Swiss) and the remaining by third parties.
			5)	MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

6)
MetLife Regional Services, S.A. de C.V. (Mexico) - 99.999509% of MetLife Regional Services, S.A. de C.V. Mexico
is held by MetLife Global Holding Company II LLC (DE and Swiss) and 0.000491% is held by MetLife UK
Management Company Limited (England/UK).

	a)	Fundación MetLife Mexico, A.C.
7)	MetLife International Holdings, LLC (DE)
	a)	Natiloportem Holdings, LLC (DE)
(1)
Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99.9% of Excelencia Operativa y
Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and .1% by MetLife Mexico Servicios,
S.A. de C.V.

		(2)	MetLife Servicios S.A. (Argentina) - 19.12% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A. 80.88% are held by Natiloportem Holdings, LLC.
	b)	MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.
		(1)	MAXIS Services, LLC (DE)
			(a)	MAXIS Insurance Brokerage Services, Inc. (DE)
	c)	MetLife Asia Limited (Hong Kong)
	d)	MetLife International Limited, LLC (DE)
	e)	Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.
f)
MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, S.A. de C.V. is owned by MetLife
International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services
Limited.

	g)	MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.
h)
MetLife Global Holdings LLC (DE) - 98.9% is owned by MetLife International Holdings, LLC and 1.1% is owned by MetLife International Limited, LLC. MetLife Global Holdings LLC is a DE LLC and is considered domiciled in Ireland from a tax perspective.

(1)
Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings LLC and
0.3% is owned by MetLife International Holdings, LLC. Metropolitan Global Management, LLC is a DE
LLC and is considered domiciled in Ireland from a tax perspective.

(2)
Metropolitan Global Management, LLC (Ireland) - 99.7% is owned by MetLife Global Holdings LLC
(DE) and 0.3% is owned by MetLife International Holdings, LLC. Metropolitan Global Management,
LLC is a DE LLC and is considered domiciled in Ireland from a tax perspective.

			(a)	MetLife Insurance Company of Korea, Ltd. (Republic of Korea)
				i.	MetLife Financial Services, Co., Ltd. (South Korea)
			(b)	MetLife UK Management Company (Limited) (England/UK)
				i.	MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company (Egypt) is owned by MetLife UK Management Company Limited (England/UK) and the remaining interest by third parties.
				ii.	PineBridge Investments Deutschland GmbH (Germany)
			(c)	MetLife Mexico Holdings, S. de R.L. de C.V. (Mexico) - 99.99995% is owned by Metropolitan Global Management, LLC and .00005% is owned by MetLife International Holdings, LLC.
				i.	MetLife Mexico, S.A. de C.V. (Mexico) - 99.050271% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and .949729% is owned by MetLife International Holdings, LLC.
				ii.	MetLife Pensiones Mexico S.A. (Mexico)- 97.5125% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 2.4875% is owned by MetLife International Holdings, LLC.
					1)	ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99.7% is owned by MetLife Global Holdings LLC (DE) and 0.3% is owned by MetLife International Holdings, LLC.

						iii.	MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 99.050271% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and .949729% is owned by MetLife International Holdings, LLC.
iv.
MetLife Regional Services, S.A. de C.V. (Mexico) - 99.999509% of MetLife Regional Services,
S.A. de C.V. (Mexico) is held by MetLife Mexico Holdings, S. de R.L. de C.V. and 0.000491% is
held by MetLife UK Management Company Limited (England/UK)

				(3)	MetLife Ireland Treasury d.a.c (Ireland)
					(a)	MetLife General Insurance Limited (Australia)
					(b)	MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury d.a.c and 8.83532% by MetLife Global Holdings Corp. S.A. de C.V.
						i.	MetLife Services Pty Limited (Australia)
						ii.	MetLife Investments Pty Limited (Australia)
							1)	MetLife Insurance and Investment Trust (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury d.a.c. and 8.83532% by MetLife Global Holdings LLC (DE).
			i)	AmMetLife Insurance Berhad (Malaysia) - 50.000002% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder by a third-party.
			j)	AmMetLife Takaful Berhad (Malaysia) - 49.9999997% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder by a third-party.
			k)	MetLife Worldwide Holdings, LLC (DE)
l)
Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil) - 66.662% is owned by MetLife International
Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by
Natiloportem Holdings, LLC.

m)
PNB MetLife India Insurance Company Limited - 49.73117806% of PNB MetLife India Insurance Company
Limited is owned by MetLife International Holdings, LLC, 0.00000005% is owned by each of MetLife Global
Operations Support Center Private Limited and MetLife Services East Private Limited, and the remainder by third parties.

n)
MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Adminis-
tradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002%
by Natiloportem Holdings, LLC.

5.	MetLife Global Holding Company III GbnH (Swiss)
	a.	MetLife Investment Management Limited (England/UK)
	b.	MetLife Innovation Center Limited (Ireland)
	c.	MetLife Innovation Centre Pte. Ltd (Singapore)
	d.	ALICO Operations LLC (DE)
		1)	MetLife Seguors S.A (Uruguay)
		2)	MetLife Asset Management Japan, Ltd.
	e.	MetLife Asia Services Sdn. Bhd (Malaysia)
	f.	MetLife EU Holding Company Limited (Ireland)
		1)	MetLife Services Cyprus Ltd (Cyprus)
		2)	MetLife Solutions S.A.S. (France)
		3)	Agenvita S.r.l. (Italy)
			a)	MetLife Services Sociead Limitada (Spain)
			b)	MetLife Europe d.a.c. (Ireland)
		4)	MetLife Europe Insurance d.a.c.
		5)	MetLife Europe Services Limited (Ireland)

6)
Metropolitan Life Societate de Administrare a unui Fond de Pensil Administrat Privat S.A. (Romania -
99.9903% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0097% by MetLife Europe Services Limited.

7)	MetLife UK Limited (UK)
8)	MetLife Investment Management Holdings (Ireland) Limited (Ireland)
	a)	MetLife Investments Asia Limited (Hong Kong)
	b)	MetLife Investments Limited (England/UK)
	c)	MetLife Latin America Asesorias e Inversiones Limitada 5 (CHL)
	d)	MetLife Investment Management Europe Limited (Ireland)
	e)	Affirmative Investment Management Partners Ltd (UK)
	f)	Affirmative Investment Management Australia Pty Ltd (Australia)
	g)	PineBridge Investments Latin America SpA (Chile)
	h)	PineBridge Investments Europe Limited (UK)
	i)	PineBridge Investments Holdings Europe Limited (UK)
		(1)	PineBridge Benson Elliot LLP (UK) 96% of PineBridge Benson Elliot LLP is owned by PineBridge Investments Holding Europe Limited. The remaining 4% is owned by third-parties.
			(a)	Benson Elliot Services Ltd (England)
			(b)	Benson Elliot GP (England) Limited (England)
(c)
Benson Elliot GP (Scotland) Limited (Scotland) - Benson Elliot General Partner, LLP is the
general partner of Benson Elliot GP, L.P. (the "Fund"). 100% the limited partnership interests of the Fund are held by Benson Elliot Services Ltd.

i.
Benson Elliot General Partner, LLP (England) - 100% of the voting interests of Benson Elliot
General Partner, LLP is held by Benson Elliot GP (England) Limited. 99% of Benson Elliot
General Partner, LLP is owned by Benson Elliot GP (Scotland) Limited and 1% is owned by
Benson Elliot GP (England) Limited.

					1)	Benson Elliot GP, L.P. (Scotland)
i)
Bensell Special Limited Partner, L.P. (Scotland) - Benson Elliot GP, L.P. is the
general partner of Bensell Special Limited Partner, L.P. (the "Fund"). 68.50% of the
limited partnership interests of Fund are held by employees and 31.50% by Benson
Elliot Services Limited.

ii)
Bensell US Feeder. L.P. (Scotland) - Benson Elliot GP, L.P. is the general partner of
Bensell US Feeder. L.P. (the "Funds"). 100% of the limited partnership interests of the Fund are held by third parties.

							a.	Lakey Corp S.à r.l. (Luxembourg)
iii)
Benson Elliot Real Estate Partners II, L.P. (England) - Benson Elliot GP, L.P. is the
general partner of Benson Elliot Real Estate Partners II, L.P. (the "Fund"). 89.96%
of the limited partnership interests of the Fund are held third parties; 7.84% are held by Bensell US Feeder, L.P.; 1.12% are held by Bensell Strategic Partners, L.P.;
and 0.89% are held by Bensell Special Limited Partner, L.P.

iv)
Benson Elliot Strategic Partners, L.P. (Scotland) - Benson Elliot GP, L.P. is the
general partner of Benson Elliot Strategic Partners, L.P. (the "Fund"). 100% the
limited partnership interests of the Fund are held by third parties.

2)
Benson Elliot GP III, L.P. (Scotland) - Benson Elliot General Partner, LLP is the general partner of Benson Elliot GP, L.P. (the "Fund"). 100% the limited partnership interests of the Fund are held by Benson Elliot Services Ltd.

i)
Bensell Special Limited Partner III, L.P. (Scotland) - Benson Elliot GP III, L.P. is
the general partner of Bensell Special Limited Partner III, L.P. (the "Fund"). 100%
of the limited partnership interests of the Fund are held by Bensell Co-Invest III,
L.P.

ii)
Bensell US Feeder III. L.P. (Scotland) - Benson Elliot GP III, L.P. is the general partner of Bensell US Feeder III. L.P. (the "Fund"). 100% of the limited partnership interests of are the Fund held by third parties.

iii)
Benson Elliot Real Estate Partners III, L.P. (England) - Benson Elliot GP III, L.P. is
the general partner of Benson Elliot Real Estate Partners III, L.P. (the "Fund").
84.19% of the limited partnership interests of the Fund are held by third parties;
14.61% are held by Bensell US Feeder III, L.P.; 0.21% are held by Bensell Strategic
Partners III, L.P.; and 0.99% are held by Bensell Special Limited Partner III, L.P.

			a.	Cooperatie Bensell Real Estate Investment III B.A. (Netherlands)
iv)
Benson Elliot Strategic Partners III, L.P. (Scotland) - Benson Elliot GP III, L.P. is
the general partner of Benson Elliot Strategic Partners III, L.P. (the ""Fund"").
100% limited partnership interests of the Fund are held by third parties.

ii.	Benson Elliot GP (England) Limited (England)
	1)	Benson Elliot GP IV, LLP (England) - 99% of Benson Elliot GP IV, LLP is owned by Benson Elliot GP (England) Limited and 1% is owned by Benson Elliot GP (Scotland) Limited
i)
Bensell Carry IV, L.P. (Scotland) - Benson Elliot GP IV, LLP is the general partner of Bensell Carry IV, L.P. (the "Fund"). 90.10% of the limited partnership interests of
Fund are held by employees and 9.90% by Benson Elliot Services Limited.

ii)
Bensell Co-Invest, IV L.P. (Scotland) - Benson Elliot GP IV, LLP is the general partner of Bensell Co-Invest, IV L.P. (the "Fund"). 100% of the limited partnership interests of Fund are held by employees.

iii)
Bensell IV C.V. (Netherlands) - Benson Elliot GP IV, LLP is the general partner of
Bensell IV C.V. (the "Fund"). 71.81% of the limited partnership interests of the
Fund are held by Benson Elliot Real Estate Partners IV, L.P. and 28.19% are held by
Benson Elliot Real Estate Partners IV-B, L.P.

			a.	Cooperatie Bensell Real Estate Investment IV B.A. (Netherlands)
iv)
Bensell Special Limited Partner IV, L.P. (Scotland) - Benson Elliot GP IV, LLP is
the general partner of Bensell Special Limited Partner IV, L.P. (the "Fund"). 100%
of the limited partnership interests of the Fund are held by Bensell Co-Invest IV,
L.P.

v)
Bensell US Feeder IV. L.P. (Scotland) - Benson Elliot GP IV, LLP is the general partner of Bensell US Feeder IV. L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

vi)
Bensell US Feeder IV-B. L.P. (Scotland) - Benson Elliot GP IV, LLP is the general partner of Bensell US Feeder IV-B. L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

vii)
Bensell V C.V. (Netherlands) Benson Elliot GP IV, LLP is the general partner of
Bensell V C.V. (the "Fund"). 65.30% of the limited partnership interests of the Fund are held by Benson Elliot Real Estate Partners V, L.P. and 34.70% are held by
Benson Elliot Real Estate Partners V-B, L.P. -

			a.	Cooperatie Bensell Real Estate Investment V B.A. (Netherlands)
viii)
Benson Elliot Real Estate Partners IV, L.P. (England) - Benson Elliot GP IV, LLP is
the general partner of Benson Elliot Real Estate Partners IV, L.P. (the "Fund").
66.29% of the limited partnership interests of the Fund are held by third parties;
31.83% are held by Bensell US Feeder IV, L.P.; 0.40% are held by Bensell Strategic
Partners IV, L.P.; and 1.48% are held by Bensell Special Limited Partner IV, L.P.

ix)
Benson Elliot Real Estate Partners IV-B, L.P. (England) - Benson Elliot GP IV, LLP
is the general partner of Benson Elliot Real Estate Partners IV-B, L.P. (the
"Fund"). 61.89% of the limited partnership interests of the Fund are held by third parties; 36.63% are held by Bensell US Feeder IV-B, L.P.; and 1.48% are held by
Bensell Special Limited Partner IV, L.P.

x)
Benson Elliot Strategic Partners IV, L.P. (Scotland) - Benson Elliot GP IV, LLP is
the general partner of Benson Elliot Strategic Partners IV, L.P. (the "Fund"). 100%
the limited partnership interests of the Fund are held by third parties.

xi)
Host Special Limited Partner, L.P. (Scotland) - Benson Elliot GP IV, LLP is the
general partner of Host Special Limited Partner, L.P. (the "Fund"). 45% of the
limited partnership interests of the Fund are held by employees and 55% by
Benson Elliot Services Limited.

xii)
PBBE SIX CO-INVEST A LP (England) - Benson Elliot GP IV, LLP is the general partner of PBBE SIX CO-INVEST A LP (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

xiii)
PBBE SIX CO-INVEST B LP (England) - Benson Elliot GP IV, LLP is the general partner of PBBE SIX CO-INVEST B LP (the "Fund"). 95.00% limited partnership interests of the Fund are held by third parties; 2.50% are held by PineBridge
Secondary Partners IV, SLP.; and 2.50% are held by PineBridge Secondary Partners
V, SLP.

xiv)
PBBE SIX SPECIAL LIMITED PARTNER LP (England) - Benson Elliot GP IV, LLP
is the general partner of PBBE SIX SPECIAL LIMITED PARTNER LP (the "Fund").
95.65% of the limited partnership interests of the Fund are held by employees and
4.35% are held by Benson Elliot Services Limited.

	iii.	Benson Elliot GP V, LLP (England) - 99% of Benson Elliot GP V, LLP is owned by Benson Elliot GP (Scotland) Limited and 1% is owned by Benson Elliot GP (England) Limited.
1)
Bensell Carry V, L.P. (Scotland) - Benson Elliot GP V, LLP is the general partner or
Bensell Carry V, L.P. (the "Fund"). 81.45% of the limited partnership interests of Fund are held by employees and 18.55% by Benson Elliot Services Limited.

2)
Bensell Co-Invest, V L.P. (Scotland) - Benson Elliot GP V, LLP is the general partner of
Bensell Co-Invest, V L.P. (the "Fund"). 92.67% of the limited partnership interests of
Fund are held by employees and 7.33% by Benson Elliot Services Limited.

3)
Bensell Special Limited Partner V, L.P. (Scotland) - Benson Elliot GP V, LLP is the
general partner of Bensell Special Limited Partner V, L.P. (the "Fund"). 100% of the
limited partnership interests of Fund are held by Bensell Co-Invest V, L.P.

4)
Bensell US Feeder V. L.P. (Scotland) - Benson Elliot GP V, LLP is the general partner of
Bensell US Feeder V. L.P. (the "Fund"). 100% of the limited partnership interests of
Fund are held by third parties.

5)
Bensell US Feeder V-B. L.P. (Scotland) - Benson Elliot GP V, LLP is the general partner of Bensell US Feeder V-B. L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

6)
Benson Elliot Real Estate Partners V, L.P. (England) - Benson Elliot GP V, LLP is the
general partner of Benson Elliot Real Estate Partners V, L.P. (the "Fund"). 80.43% the
limited partnership interests are held by third parties; 17.76% areheld by Bensell US
Feeder V, L.P.; 0.37% are held by Bensell Strategic Partners V, L.P.; and 1.44% are held by Bensell Special Limited Partner V, L.P.

7)
Benson Elliot Real Estate Partners V-B, L.P. (England) - Benson Elliot GP V, LLP is the
general partner of Benson Elliot Real Estate Partners V-B, L.P. (the "Fund"). 37.56% of
the limited partnership interests of the Fund are held by third parties; 61.00% are held by Bensell US Feeder V-B, L.P.; and 1.44% are held by Bensell Special Limited Partner V,
L.P.

8)
Benson Elliot Strategic Partners V, L.P. (Scotland) - " Benson Elliot GP V, LLP is the
general partner of Benson Elliot Strategic Partners V, L.P. (the ""Fund"). 100% the
limited partnership interests of the Fund are held by third parties.

(d)	PBBE GP VI S.à r.l. (Luxembourg)
	i.	Bensell Feeder VI SCSp (Luxembourg) - PBBE GP VI S.à r.l. is the general partner of Bensell Feeder VI SCSp (the "Fund"). 100% of the limited partner interests of the Fund are owned by third parties.

ii.
Bensell Special Limited Partner VI SCSp (Luxembourg) - PBBE GP VI S.à r.l. is the general partner of the Bensell Special Limited Partner VI SCSp (the "Fund"). 80% of the limited partner interests in Bensell Special Limited Partner VI SCSp are held by third parties and
20% by PineBridge Investments Holdings US LLC.

iii.
Benson Elliot Real Estate Partners VI SCSp (Luxembourg) - PBBE GP VI S.à r.l. is the
general partner of Benson Elliot Real Estate Partners VI SCSp (the "Fund"). 55.31% limited partnership interests of the Fund are held by third parties; 41.78% are held by Bensell
Feeder VI, SCSp; and 2.91% are held by Bensell Special Limited Partner VI, SCSp.

j)	PineBridge Investments Holdings Hong Kong Limited (Hong Kong)
	(1)	PineBridge Asian Enhanced Income Fund 1 (CYM)
	(2)	PineBridge Investments Holdings (Gibraltar) No. 1 Limited (Gibralter)
	(3)	PineBridge Investments Holdings Limited Sàrl (Luxembourg)
		(a)	PineBridge Investments Canada Inc. (Canada)
		(b)	PineBridge Investments Ireland Limited (Ireland)
			i.	PineBridge Investments GF Mauritius Limited (Mauritius)
		(c)	PineBridge Investments Switzerland GmbH (Switzerland)
k)	PineBridge Investments Holdings Singapore Private Limited (Singapore)
	(1)	PineBridge Investments Asia Limited (Bermuda)
(a)
AOF Staff Fund Limited (CYM) - 100% of the voting securities of AOF Staff Fund Limited is owned by PineBridge Investments Asia Limited. 60.61% of the non-voting securities of AOF Staff
Fund Limited is owned by PineBridge Investments Holdings Hong Kong Limited and 39.39% of
the non-voting securities is held by third parties.

		(b)	PineBridge Asia Partners II G.P. Limited (CYM)
i.
PineBridge Asia Partners II G.P., L.P. (CYM) - PineBridge Asia Partners II G.P. Limited is the
general partner of PineBridge Asia Partners II G.P., L.P. (the "Fund GP"). 50.07% of the
limited partnership interests of the Fund GP are held by third parties. 0.25% of the limited partnership interests of the Fund GP are held by PineBridge Asia Partners II G.P. Limited, and 49.68% of the limited partnership interests of the Fund GP are held by employees.

1)
PineBridge Asia Partners II, L.P (CYM) - PineBridge Asia Partners II G.P., L.P. is the
general partner of PineBridge Asia Partners II, L.P. (the "Fund"). The following affiliates hold limited partnership interests of the Fund: PineBridge Asia Parnters II
G.P., L.P. holds 0.97% and PineBridge Asia Partners II, L.P. holds 99.03%.

		(c)	PineBridge Asia Partners II, Limited (CYM)
		(d)	PineBridge Investments Hong Kong Limited (Hong Kong)
		(e)	PineBridge Investments Management Taiwan Limited (Taiwan)
(2)
PineBridge Investments Capital India Private Limited (India) - 92.05 % of Pinebridge Investments
Capital India Private Limited is owned by PineBridge Investments Japan Co., Ltd. and 7.95% is owned by PineBridge Investments Holdings Singapore Private Limited.

(a)
PineBridge India Private Limited - 99.9999% of PineBridge India Private Limited is owned by
PineBridge Investments Capital India Private Limited and 0.0001% is owned by PineBridge
Investments Japan Co., Ltd.

	(3)	PineBridge Investments Japan Co., Ltd. (Japan)
(a)
PineBridge India Private Limited (India) - 99.9999% of PineBridge India Private Limited is
owned by PineBridge Investments Capital India Private Limited and 0.0001% is owned by
PineBridge Investments Japan Co., Ltd.

(b)
PineBridge Investments Capital India Private Limited (India) - 92.05 % of Pinebridge
Investments Capital India Private Limited is owned by PineBridge Investments Japan Co., Ltd.
and 7.95% is owned by PineBridge Investments Holdings Singapore Private Limited.

	(4)	PineBridge Investments Malaysia Sdn Bhd (Malaysia)

(5) PineBridge Investments Singapore Limited (Singapore)
(a) PineBridge Select Funds VCC (Singapore)
	6.	ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by American Life Insurance Company and the remaining interest by third parties.
		a.	Global Properties, Inc. (DE)
	7.	International Technical and Advisory Services Limited (DE)
	8.	Klimber Latam Corp. (DE) - ALICO owns a 20% interest in the shares of Klimber Latam Corp. on a fully diluted basis. The remaining shares are held by third parties.
F.
MetLife Chile Inversiones Limitada (CHL) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance
Company (“ALICO”), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by
Natiloportem Holdings, LLC.

	1.	MetLife Chile Seguros de Vida S.A. (CHL) - 99.997% is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited.
		a.	MetLife Chile Administradora de Mutuos Hipotecarios S.A. (CHL) - 99.9% is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.
2.
Inversiones MetLife Holdco Tres Limitada (CHL) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by
MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

a.
AFP Provida S.A. (CHL) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada,
42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones
Limitada and the remainder is owned by the public.

		b.	Provida Internacional S.A. (CHL) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.
c.
AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de
Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by MetLife Chile Inversiones Limitada

3.
MetLife Chile Seguros Generales, S.A. (CHL) - 99.99% of MetLife Chile Seguros Generales S.A. is owned by MetLife Chile
Inversiones Limitada and 0.01% is owned by Inversiones MetLife Holdco Dos Limitada.

G.	MetLife Global, Inc. (DE)
H.	MetLife Investment Management Holdings, LLC (DE)
	1.	MetLife Real Estate Lending LLC (DE)
	2.	ML Venture 1 Manager, S. de R.L. de C.V. (MEX) - 99.9% is owned by MetLife Investment Management Holdings, LLC and 0.1% is owned by MetLife Investment Management Holdings (Ireland) Limited.
	3.	ML Venture 1 Servicer, LLC (DE)
	4.	MetLife Investment Management, LLC (DE)
		a.	MIM I LLC (PA)
		b.	MIM MetWest International Manager, LLC (DE)
		c.	MIM ML-AI Venture 5 Manager, LLC (DE)
		d.	MIM Clal General Partner, LLC (DE)
		e.	MLIA Manager I, LLC (DE)
		f.	MetLife Alternatives GP, LLC (DE)
1)
MetLife International HF Partners, LP (CYM) - 90.30% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. (Japan) and 9.70% is owned by MetLife Insurance Company of Korea Limited.

2)
MetLife International PE Fund III, LP (CYM) - 92.09% of the limited partnership interests of MetLife
International PE Fund III, LP is owned by MetLife Insurance K.K. (Japan) and 7.91% is owned by MetLife
Insurance Company of Korea Limited.

3)
MetLife International PE Fund IV, LP (CYM) - 96.21% of the limited partnership interests of MetLife
International PE Fund IV, LP is owned by MetLife Insurance K.K. (Japan) and 3.79% is owned by MetLife
Insurance Company of Korea Limited.

4)
MetLife International PE Fund V, LP (CYM) - 96.73% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. (Japan) and the remaining 3.27% is owned by MetLife Insurance Company of
Korea.

5)
MetLife International PE Fund VI, LP (CYM) - 96.53% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. (Japan) and the remaining 3.47% is owned by MetLife Insurance Company of
Korea.

	6)	MetLife International PE Fund VII, LP (CYM) - MetLife Alternatives GP, LLC is the general partner of MetLife International PE Fund VII, LP. MetLife Insurance K.K. (Japan) is the sole limited partner.
	7)	MetLife International PE Fund VIII, LP (CYM)
	8)	MetLife International PE Fund IX, LP (CYM) - MetLife Alternatives GP delegated the management of MetLife International PE Fund IX, LP to MetLife Investment Management, LLC.
g.	MLIA Park Tower Manager, LLC (DE)
h.	MetLife 425 MKT Manager, LLC (DE)
i.	ML Navy Yard Member, LLC (DE)
j.	ML 335 8th PE Member, LLC (DE)
k.	1350 Eye Street Manager, LLC (DE)
l.	MetLife Core Property Fund GP, LLC (DE)
1)
MCPF Feeder A, LP (CYM) - MetLife Core Property Fund GP, LLC is the general partner of MCPF Feeder A, LP
(the “Fund”). The limited partnership interests in the Fund are held exclusively by third parties. The Fund invests all of its assets in the MetLife Core Property Fund, LP.

2)
MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife
Core Property Fund, LP (the “Fund”). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan
Life Insurance Company owns 14.40%, Metropolitan Life Insurance Company (on behalf of Separate Account
746) owns 2.09%, MetLife Insurance Company of Korea Limited owns 1.52%, MetLife Insurance KK owns 8.1%,
Metropolitan Tower Life Insurance Company owns 0.04% and Metropolitan Tower Life Insurance Company (on behalf of Separate Account 152) owns 3.85%.

	3)	MetLife Core Property REIT, LLC (DE)

4)
MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds, directly or indirectly, the following limited liability companies (partial and/or indirect ownership indicated in parenthesis): MCP Alley24 East, LLC; MCPF Foxborough, LLC (100%); MCP One Westside, LLC; MCP 7
Riverway, LLC; MCPF Acquisition, LLC; MCP SoCal Industrial – Springdale, LLC; MCP SoCal Industrial –
Concourse, LLC; MCP SoCal Industrial – Kellwood, LLC; MCP SoCal Industrial – Redondo, LLC; MCP SoCal
Industrial – Fullerton, LLC; MCP SoCal Industrial – Loker, LLC; MCP Paragon Point, LLC; MCP The Palms
at Doral, LLC; MCP EnV Chicago, LLC; MCP Financing, LLC; MCP 1900 McKinney, LLC; MCP 550 West
Washington, LLC; MCP 3040 Post Oak, LLC; MCP SoCal Industrial – LAX, LLC; MCP SoCal Industrial -
Anaheim, LLC; MCP West Fork, LLC; MCP SoCal Industrial – Bernardo, LLC; MCP Ashton South End, LLC;
MCP Main Street Village, LLC; MCP Trimble Campus, LLC; MCP Stateline, LLC; MCP Broadstone, LLC; ; MCP
Buford Logistics Center Bldg B, LLC; MCP 22745 & 22755 Relocation Drive, LLC; MCP 9020 Murphy Road, LLC;
MCP Northyards Holdco, LLC; MCP Northyards Owner, LLC (100%); MCP Northyards Master Lessee, LLC
(100%); MCP VOA Holdings, LLC; MCP VOA I & III, LLC (100%); MCP VOA II, LLC (100%); MCP West Broad
Marketplace, LLC; MCP Grapevine, LLC; MCP Union Row, LLC; MCP Fife Enterprise Center, LLC; MCP 2 Ames,
LLC; MCP 2 Ames Two, LLC (100%); MCP 2 Ames One, LLC (100%); MCP 2 Ames Owner, LLC (100%); MCP 350
Rohlwing, LLC; MCP- Wellington, LLC; MCP Onyx, LLC; MCP SP Self Storage Member, LLC; MCP Stablewood
Member, LLC: MCP Valley Forge, LLC; MCP Valley Forge Two, LLC (100%); MCP Valley Forge One, LLC (100%);
MCP Valley Forge Owner, LLC (100%); MCP MA Property REIT, LLC; MCPF - Needham, LLC (100%); 60 11th
Street, LLC (100%); MCP-English Village, LLC;; Des Moines Creek Business Park Phase II, LLC; MCP Magnolia
Park Member, LLC; MCP Denver Pavilions Member, LLC; MCP Seattle Gateway Industrial I, LLC; MCP Seattle
Gateway Industrial II, LLC; MCP Seventh and Osborn Retail Member, LLC; MCP Astor at Osborn, LLC; MCP
Burnside Member, LLC; MCP Key West, LLC; MCP Vance Jackson, LLC; MCP Mountain Technology Center
Member TRS, LLC; MCP Vineyard Avenue Member, LLC; MCP Shakopee, LLC; MCP 93 Red River Member, LLC;
MCP Frisco Office, LLC; MCP Center Avenue Industrial Member, LLC; MCP 220 York, LLC; MCP 1500 Michael,
LLC; MCP Sleepy Hollow Member, LLC; MCP Clawiter Innovation Member, LLC; MCP Bradford, LLC; MCP
50-60 Binney, LLC; MCP Hub I, LLC; MCP Hub I Property, LLC (100%); MCP Dillon, LLC; MCP Dillon
Residential, LLC; MCP Optimist Park Member, LLC; MCP 38th West Highland, LLC; MCP Longhaven Estates
Member, LLC, Mountain Technology Center A, LLC; Mountain Technology Center B, LLC; Mountain Technology
Center C, LLC; Mountain Technology Center D, LLC; Mountain Technology Center E, LLC; MCP Frisco Office
Two, LLC; MCP Gateway Commerce Center 5, LLC; MCP Allen Creek Member, LLC; Center Avenue Industrial,
LLC (81.28%); Center Avenue Industrial Venture, LLC (81.28%); MCP HH Hotel LB Trust (100%); Vineyard
Avenue Industrial Venture, LLC (79.81%) and Vineyard Avenue Industrial, LLC (79.81%); MCP 122 E. Sego Lilly,
LL MCP HH Hotel LB, LLC; MCP HH Hotel LB Trust (100%) MCP HH Hotel TRS, LB, LLC (100%); MCP Block 23
Residential Owner, LLC; MCP Rausch Creek Logistics Center Member I, LLC; MCP Rausch Creek Logistics
Center Member II, LLC; MCP 249 Industrial Business Park, LLC (100%); MCP Alder Avenue Industrial Member,
LLC (100%); MCP Valley Boulevard Industrial Member, LLC (100%); MCP Ranchero Village MHC Member, LLC;
MCP MCFA Additional PropCo 1, LLC; MCP MCFA Additional PropCo 2, LLC; MCP MCFA Additional PropCo 3,
LLC; MCP MCFA Additional PropCo 4, LLC; MCP MCFA Additional PropCo 5, LLC; 93 Red River, LP; HM Sleepy
Hollow LLC (100%); Sleepy Hollow Residences LLC (100%); Clawiter Investors LLC; Clawiter Innovation LLC;
Clawiter Industrial LLC.

		(1)	MCP Property Management, LLC (DE)
		(2)	MetLife Core Property TRS, LLC (DE)
			(b)	MCP ESG TRS, LLC (DE)
			(c)	MCP COMMON DESK TRS, LLC (DE)
m.	MetLife Senior Direct Lending GP, LLC (DE)
1)
MetLife Senior Direct Lending Finco, LLC (DE) - MetLife Senior Direct Lending GP, LLC is the General
Partner of MetLife Senior Direct Lending Finco, LLC. MetLife Insurance K.K. is the sole member. This entity in turn invests in the MetLife Senior Direct Lending Holdings, LP.

	2)	MetLife Senior Direct Lending Holdings, LP (DE)
3)
MLJ US Feeder LLC (DE) - MetLife Senior Direct Lending GP, LLC is the Manager of MLJ US Feeder LLC.
MetLife Insurance K.K. (Japan) is the sole member. This entity in turn invests in the MetLife Senior Direct
Lending Holdings, LP.

n.	MetLife Commercial Mortgage Income Fund GP, LLC (DE)

1)
MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is
the general partner of MetLife Commercial Mortgage Income Fund, LP (the “Fund”). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 27.35%, MetLife Insurance Company of
Korea Limited owns 1.04%, and Metropolitan Tower Life Insurance Company owns 3.62%.

		a)	MetLife Commercial Mortgage REIT, LLC (DE)
			(1)	MetLife Commercial Mortgage Originator, LLC (DE)
(a) MCMIF Holdco I, LLC (DE)
(b) MCMIF Holdco II, LLC (DE)
(c) MCMIF Holdco III, LLC (DE)
	(2)	MCMIF Holdco IV, LLC (DE)
	(3)	MCMIF TRS II, LLC (DE)
o.	MIM Campus at SGV Manager, LLC (DE)
p.	MIM Clal General Partner 2.0, LLC (DE)
q.	MetLife Strategic Hotel Debt Fund GP, LLC (DE)
1)
MetLife Strategic Hotel Debt Fund, LP (DE) - MetLife Strategic Hotel Debt Fund GP, LLC is the general partner of MetLife Strategic Hotel Debt Fund, LP (the “Fund”). The following affiliates committed to hold limited partnership interests in the Fund: Metropolitan Life Insurance Company (46.88%) and Metropolitan
Tower Life Insurance Company (26.04%). The remainder is held by a third-party.

		a)	MetLife Strategic Hotel Originator, LLC (DE)
			(1)	MSHDF Holdco I, LLC (DE)
			(2)	MSHDF Holdco II, LLC (DE)
			(3)	MSHDF Holdco III, LLC (DE)
r.	MetLife Investment Private Equity Partners Ultimate GP, LLC (DE)
1)
MetLife Investment Private Equity Partners Ultimate GP, LP (DE) -MetLife Investment Private Equity Partners
Ultimate GP, LLC is the general partner of MetLife Investment Private Equity Partners GP, L.P. (the “Fund”).
The interests in the Fund are held exclusively by third parties.

a)
MetLife Investment Private Equity Partners LP (DE) -MetLife Investment Private Equity Partners GP, L.P.
is the general partner of MetLife Investment Private Equity Partners, L.P. (the “Fund”). The GP holds
0.0001% of the interests in the Fund and the remainder is held by third parties.

b)
MetLife Investment Private Equity Partners (Feeder), LP (CYM) -MetLife Investment Private Equity
Partners GP, L.P. is the general partner of MetLife Investment Private Equity Partners (Feeder), L.P. (the
“Fund”). The interests in the Fund are held exclusively by third parties.

	2)	MetLife Investment Private Equity Partners II Ultimate GP, LLC (DE)
a)
MetLife Investment Private Equity Partners II Ultimate GP, LLC (DE) - MetLife Investment Private Equity
Partners GP, LP is the General Partner of (i) MetLife Investment Private Equity Partners II, LP and (ii)
MetLife Investment Private Equity Partners II Acquisition Co, LP.

b)
MetLife Investment Private Equity Partners II GP, LP (DE) - MetLife Investment Private Equity Partners
II Ultimate GP, LLC is the general partner of MetLife Investment Private Equity Partners II GP, LP (the
“Fund”). Certain MetLife employees are limited partners in the Fund.

c)
MetLife Investment Private Equity Partners II (Feeder), LP (CYM) - “MetLife Investment Private Equity
Partners II GP, LP is the general partner (the “GP”) of MetLife Investment Private Equity Partners II
(Feeder), LP (the “Fund”). The interests in the Fund are held exclusively by third parties.

			(1)	MetLife Investment Private Equity Partners II Acquisition Co, LLP (DE)
s.	MetLife Single Family Rental Fund GP, LLC (DE)

1)
MetLife Single Family Rental Fund, LP (DE) - MetLife Single Family Rental Fund GP, LLC is the general partner of MetLife Single Family Rental Fund, LP (the “Fund”). The following affiliates directly hold limited partnership interests in the Fund: Metropolitan Life Insurance Company (7.69%) and Metropolitan Tower Life
Insurance Company (30.77%). Additionally, a wholly owned subsidiary of MetLife Core Property Fund, LP, a private fund Controlled by MetLife Investment Management, LLC, directly holds 25.64% of the limited partnership interests in the Fund.

		(a)	MSFR Sawdust Member, LLC (DE)
		(b)	MSFR Acquisition, LLC (DE)
		(c)	MSFR Meridian McCordsville Member, LLC (DE)
		(d)	MSFR Jimmy Deloach Preferred Member, LLC (DE)
		(e)	MSFR Jimmy Deloach Member, LLC (DE)
		(f)	MSFR Smith Cline Farm Member, LLC (DE)
		(g)	MSFR Desert Vistas Member, LLC (DE)
		(h)	MSFR Midway Row House Owner, LLC (DE)
		(i)	MSFR Sandy Springs Member, LLC (DE)
2)
MetLife Single Family Rental Feeder A, LP (DE) - MetLife Single Family Rental Fund GP, LLC is the general partner of MetLife Single Family Rental Feeder A, LP (the “Fund”). The limited partnership interests in the
Fund are held exclusively by third parties. The Fund invests all of its assets in MetLife Single Family Rental
Holdings A, LP, which invests all of its assets in MetLife Single Family Rental Fund, LP.”

3)
MetLife Single Family Rental Feeder J, LLC (DE) - MetLife Single Family Rental Fund GP, LLC is the manager of MetLife Single Family Rental Feeder J, LLC (the “Fund”). MetLife Insurance K.K. holds 100% of the membership interests issued by the Fund. The Fund invests all of its assets in MetLife Single Family Rental
Fund, LP.

4)
MetLife Single Family Rental Holdings A, LP (DE) - MetLife Single Family Rental Fund GP, LLC is the general partner of MetLife Single Family Rental Holdings A, LP (the “Fund”). The limited partnership interests in the
Fund are held exclusively by MetLife Single Family Rental Feeder A, LP, and the Fund invests all of its assets in
MetLife Single Family Rental Fund, LP.”

	5)	MSFR Custer 121 Member, LLC (DE)
	6)	MSFR Horizon Uptown Member, LLC (DE)
t.	MetLife Investment Private Equity Partners II Ultimate GP, LLC (DE)
1)
MetLife investment Private Equity Partners II GP, LP - MetLife Investment Private Equity Partners II Ultimate
GP, LLC is the general partner of MetLife Investment Private Equity Partners II GP, LP (the “Fund”). Certain
MetLife employees are limited partners in the fund.

(a)
MetLife Investment Private Equity Partners II (Feeder), LP (CYM) - MetLife Investment Private Equity
Partners II GP, LP is the general partner (the “GP”) of MetLife Investment Private Equity Partners II, LP
(the “Fund”). The GP holds 0.0866% of the interests in the Fund and the remainder is held by third parties.

(1) MetLife Investment Private Equity Partners II Acquisition Co, LP (DE)
u.	MetLife Loan Asset Management LLC (DE)
v.	225 6th Street Manager LLC (DE)
w.	MIM CM Syndicator LLC (DE)
x.	MAV G1 Trust Holdings LLC (DE)
y.	MAV H1 Trust Holdings LLC (DE)
	1)	MAV H1 (DE)
z.	MAV G1 (DE)
aa.	MIM MPMF Manager LLC (DE)
bb.	ML - URS Port Chester SC Manager, LLC (DE)
cc.	Hampden Square Manager LLC (DE)

dd.	MIM Penrose Southstone Manager, LLC (DE)
ee.	MLIA SBAF Manager LLC (DE)
ff.	MLIA SBAF Colony Manager LLC (DE)
gg.	MIM Property Management, LLC (DE)
	1)	MIM Property Management of Georgia 1, LLC (DE)
hh.	ML Terminal 106 Manager, LLC (DE)
ii.	MIM Steel House Manager, LLC (DE)
jj.	MIM Rincon Manager, LLC (DE)
kk.	MetLife Middle Market Private Debt Parallel GP, LLC (DE)
1)
MetLife Middle Market Private Debt Parallel Fund, LP (CYM) - MetLife Middle Market Private Debt Parallel
GP, LLC is the general partner of MetLife Middle Market Private Debt Parallel Fund, LP. The following affiliate holds a limited partnership interest in the Fund: MetLife Insurance K.K. (Japan) (100%).

	2)	MMPDPF Brewer Blocker, LLC (DE)
	3)	MMPDF Gloves Holdings, LP (DE)
	4)	MMPDFII Aero Blocker, LLC(DE) - MetLife Investment Management, LLC is the Manager. The sole member is MetLife Middle Market Private Debt II Investment Fund, LP.
ll.	MetLife MMPD II Special, LLC (DE)
mm.
MetLife Senior Direct Lending GP II, LLC (DE) - MetLife Senior Direct Lending GP II, LLC is the general partner of
MetLife Senior Direct Lending Fund II, LP (the “Fund”). The Fund is currently offered to third parties. 0.06% of the
Fund is held by MetLife employees. The remainder of the Fund is held by a feeder fund that has a third-party general partner.”

	1)	MetLife Senior Direct Lending Fund II, LP
nn.	MetLife Enhanced Core Property Fund GP, LLC (DE)
1)
MetLife Enhanced Core Property Fund, LP (DE) - MetLife Enhanced Core Property Fund GP is the general partner of MetLife Enhanced Core Property Fund LP (the “Fund”). The following affiliates hold limited partnership interests in the Fund: 33.3328% is held by Metropolitan Life Insurance Company and 33.3328% is held by Metropolitan Tower Life Insurance Company. The remainder is held by third parties.

a)
MetLife Enhanced Core Property REIT, LLC (DE) - MetLife Enhanced Core Property Fund, LP is the
manager of MetLife Enhanced Core Property REIT, LLC (the “Fund”) and holds 99.9% of the membership interests in the Fund. The remainder is held by third parties.

(1)
MetLife Enhanced Core Property Holdings, LLC (DE) - also holds, directly or indirectly, the following limited liability companies (partial and/or indirect ownership indicated in parenthesis): MetLife
Enhanced Core TRS, LLC; MEC Patriot Park 5 LLC; MEC Fillmore Cherry Creek, LLC; MEC 7001
Arlington, LLC; MEC Salt Lake City Hotel Owner, LLC; MEC Salt Lake City TRS Lessee, LLC (100%);
MEC 83 Happy Valley Member, LLC; MEC Rivard Road Member, LLC; MEC Heritage Creekside Owner,
LLC; MEC Burlington Woods Biocenter, LLC; MEC Property Management, LLC; MEC Whiteland
Logistics, LLC MEC Chapel Hills East Member, LLC; MEC The Overlook LLC.

		b)	MEC ESG TRS, LLC (DE)
oo.	Commonwealth ML Manager LLC (DE)
pp.	GV Venture Manager LLC (DE)
qq.	MetLife Japan GV GP LLC (DE)
1)
MetLife Japan GHV (Hotel) Fund LP (DE) - MetLife Japan GV GP LLC is the general partner of MetLife Japan
GHV (Hotel) Fund LP. MetLife Japan GHV (Hotel) Fund LP is owned (i) 55.865222% by MetLife GV Owner LLC,
(ii) 10.027182 % by MTL GV Owner LLC, and (iii) 34.107596% by MetLife Japan Owner (Blocker) LLC.

2)
MetLife Japan GMV (Mall) Fund LP (DE) - MetLife Japan GV GP LLC is the general partner of MetLife Japan
GMV (Mall) Fund LP. MetLife Japan GMV (Mall) Fund LP is owned (i) 55.845714% by MetLife GV Owner LLC,
(ii) 10.058134% by MTL GV Owner LLC, and (iii) 34.096152% by MetLife Japan Owner (Blocker) LLC.

rr.
MetLife Middle Market Private Debt GP II, LLC (DE) - MetLife Middle Market Private Debt GP II, LLC is the
general partner of MetLife Middle Market Private Debt Fund II, LP (the “Fund”). ..16% of the Fund is held by
MetLife employees. The remainder of the Fund is held by third parties.

	1)	MetLife Middle Market Private Debt Fund II, LP (DE)
ss.	CW Property Manager LLC (DE)
tt.	MIM OMD Manager LLC (DE)
uu.
MetLife Japan US Equity Fund GP LLC (DE) - MetLife Japan US Equity Fund GP, LLC is general partner of MetLife
Japan US Equity Fund (“Fund”). The following affiliates hold a limited partnership interest in the Fund: 51% is owned by MetLife Japan US Equity Owners LLC and 49% by MetLife Japan US Equity Owners (Blocker) LLC.

	1)	MetLife Japan US Equity Fund LP (DE)
a)
MetLife Japan US Equity Owners (Blocker) LLC (DE) - MetLife Japan US Equity Fund GP, LLC is the
manager of MetLife Japan US Equity Owners (Blocker) LLC. MetLife Insurance K.K. (Japan) is the sole member.

	(1)	MetLife ConSquare Member, LLC (DE)
	(2)	MREF 425 MKT, LLC (DE)
vv.	MetLife Japan Water Tower GP LLC (DE)
1)
MetLife Japan Water Tower Fund LP (DE) - MetLife Japan Water Tower GP LLC is the general partner of
MetLife Japan Water Tower Fund LP. MetLife Japan Water Tower Fund LP is owned approximately 68.7% by
MetLife Water Tower Owner LLC and 31.3% by MetLife Japan Water Tower Owner (Blocker) LLC.

ww.	MIM Alder Avenue Industrial Manager, LLC (DE)
xx.	MIM Valley Boulevard Industrial Manager, LLC (DE)
yy..	MIM Intersect Manager, LLC (DE)
zz.	Water Tower Manager LLC (DE)
aaa.	MMIP Manager, LLC (DE)
bbb.	MIM Rausch Creek Logistics Center Manager I, LLC (DE)
ccc.	MIM Rausch Creek Logistics Center Manager II, LLC (DE)
ddd.	MIM Cooperative Manager, LLC (DE)
eee.	MIM EMD GP, LLC (DE)
1)
MetLife Emerging Market Debt Blend Fund (Insurance Rated), L.P. (DE) - MIM EMD GP, LLC is the general partner of MetLife Emerging Market Debt Blend Fund (Insurance Rated), L.P. (the “Fund”). Metropolitan Life
Insurance Company owns 73.66% of the Fund.

	2)	MetLife Emerging Market Debt, LP (DE) - MIM EMD GP, LLC is the general partner of MetLife Emerging Market Debt, LP (the “Fund”). The fund is offered to third parties.
fff.	MetLife Middle Market Private Debt GP, LLC (DE)
1)
MetLife Middle Market Private Debt Fund, LP (DE) - MetLife Middle Market Private Debt GP, LLC is the
general partner of MetLife Middle Market Private Debt Fund, L.P (the “Fund”). The following affiliates hold limited partnership interests in the Fund: 30.25% is held by MetLife Private Equity Holdings, LLC, 30.25% is held by Metropolitan Life Insurance Company, 3.46% is held by MetLife Middle Market Private Debt GP, LLC.
The remainder is held by a third party.

ggg.	Commonwealth ML Manager LLC (DE)
hhh.	MIM Founders Manager, LLC (DE)
iii.	MIM SK Manager LLC (DE)
jjj.	MIM Clal General Partner 2.0, LLC (DE)
kkk.	MAG Manager LLC (DE)
lll.	MIM FRF I GP, LLC (DE) - MIM FRF I GP, LLC is the general partner of MetLife Floating Rate Fund I, LP (the “Fund”). The fund is offered to third parties.

		1)	MetLife Floating Rate Fund I, LP (DE) - MIM FRF I GP, LLC is the general partner of MetLife Floating Rate Fund I, LP (the “Fund”). The fund is offered to third parties.
	mmm.	MSFR Acquisition, LLC (DE)
	nnn.	MSFR Meridian McCordsville Member, LLC (DE)
	ooo.	MetLife Single Family Rental Feeder A, LP (DE)
	ppp.	MetLife Single Family Rental Holdings A, LP (DE)
	qqq.	1960 Grand Manager LLC (DE)
	rrr.	1960 Grand GP LLC (DE)
	sss.	MetLife Japan 1960 Grand Blocker LLC (DE)
	ttt.	ML 1960 Grand LLC (DE)
	uuu.	240 West 35th GP LLC (DE)
1)
240 West 35th Fund LP (DE) - 240 West 35th GP LLC is the general partner of 240 West 35th Fund LP. 240 West
35th Fund LP is owned (i) 60.060058% by MetLife Japan 240 West 35th Owner (Blocker) LLC, and (ii)
39.939942% by ML 240 West 35th Owner LLC.

	vvv.	240 West 35th Manager LLC (DE)
	www.	MIM Shea Residences Manager, LLC (DE)
xxx.
MetLife Opportunistic Real Estate Debt Fund GP, LLC (DE) - MetLife Opportunistic Real Estate Debt Fund GP, LLC
is the general partner of MetLife Opportunistic Real Estate Debt Fund, LP (the “Fund”). The following affiliates committed to hold limited partnership interests in the Fund: Metropolitan Life Insurance Company (68%),
Metropolitan Tower Life Insurance Company (15%) and MetLife Reinsurance Company of Hamilton, Ltd. (17%). The
Fund is currently being offered to third parties for investment.

1)
MetLife Opportunistic Real Estate Debt Feeder Fund, LP (CYM) - MetLife Opportunistic Real Estate Debt
Fund GP, LLC is the general partner of MetLife Opportunistic Real Estate Debt Fund, LP (the "Fund"). The
following affiliates committed to hold limited partnership interests in the Fund: Metropolitan Life Insurance
Company (56.7%), Metropolitan Tower Life Insurance Company (12.5%) and MetLife Reinsurance Company of
Hamilton, Ltd. (14.2%). The Fund is currently being offered to third parties for investment.

		2)	MetLife Opportunistic Real Estate Debt Fund, LP (DE)
			a)	MORE Originator, LLC (DE)
			b)	MORE Holdco I, LLC (DE)
yyy.
MetLife Senior Direct Lending GP II, LLC (DE) - MetLife Senior Direct Lending GP II, LLC is the general partner of
MetLife Senior Direct Lending II, LP (the “Fund”). 100% of the Fund is held by MetLife employees. The Fund is currently being offered to third parties for investment.

1)
MetLife Senior Direct Lending Fund II, LP (DE) - MetLife Senior Direct Lending GP II, LLC is the general partner of MetLife Senior Direct Lending Fund II, LP (the “Fund”). The Fund is currently offered to third parties.  0.06% of the Fund is held by MetLife employees. The remainder of the Fund is held by a feeder fund that has a third-party general partner.

		2)	MetLife MMPD II Special, LLC (DE)
	zzz.	MetLife SDLF II Special, LLC (DE)
	aaaa.	MMPDFII Guard Blocker, LLC (DE) - MetLife Investment Management, LLC is the Manager. The sole member is MetLife Middle Market Private Debt II Investment Fund, LP.
	bbbb.	4000 MacArthur Manager, LLC (DE) - MetLife Investment Management, LLC owns 100% of 4000 MacArthur Manager LLC.
	cccc.	MIM Markham Manager, LLC (DE) - The Entity is 100% owned by MetLife Investment Management, LLC.
	dddd.	Beachwood Place Manager LLC (DE)
5.	PineBridge Investments Holdings US LLC (DE)
	a.	PineBridge HS Manager LLC (DE)
	b.	PineBridge International Services LLC (DE)

c.	PineBridge Investments LLC (DE)
	1)	PineBridge Aggregator General Partner, LLC (DE)
a)
PineBridge Ski Holdings, L.P. (DE) - Pineridge Aggregator General Partner, LLC is the general partner of
PineBridge Ski Holdings, L.P. (the "Fund"). 46.68% of the limited partnership interests of Fund are held by third parties, 51.10% are held by PineBridge Private Credit, L.P., and 2.22% are held by PineBridge Private
Credit Parallel, L.P.

	2)	PineBridge Global Dynamic Asset Allocation Fund LLC (DE)
	3)	PineBridge Global Opportunistic DM Credit GP LLC (DE)
a)
PineBridge Global Opportunistic DM Credit Fund (Cayman) LP (CYM) - PineBridge Global Opportunistic
DM Credit GP LLC is the general partner of PineBridge Global Opportunistic DM Credit Fund (Cayman)
LP (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

b)
PineBridge Global Opportunistic DM Credit Fund LP (DE) - PineBridge Global Opportunistic DM Credit
GP LLC is the general partner of PineBridge Global Opportunistic DM Credit Fund LP (the "Fund"). 100%
of the limited partnership interests of the Fund are held by third parties.

c)
PineBridge Global Opportunistic DM Credit Master Fund LP (CYM) - PineBridge Global Opportunistic DM
Credit GP LLC is the general partner of PineBridge Global Opportunistic DM Credit Master Fund LP (the
"Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

	4)	PineBridge Private Capital Holdings LLC (DE)
	5)	PineBridge Private Credit General Partner, LLC (DE)
a)
PineBridge Private Credit General Partner, L.P. - PineBridge Private Credit General Partner, LLC is the
general partner of PineBridge Private Credit General Partner, L.P. (the "Fund"). 42.54% of the limited partnership interests of Fund are held by employees and 57.46% are held by third parties.

(1)
PineBridge Private Credit (Feeder A), L.P. (DE) - PineBridge Private Credit General Partner, L.P. is
the general partner of PineBridge Private Credit (Feeder A), L.P. (the "Fund"). 100% of the limited partnership interests of Fund are held by third parties.

(2)
PineBridge Private Credit Rated Feeder, L.P. (DE) - PineBridge Private Credit General Partner, L.P. is
the general partner of PineBridge Private Credit, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit General Partner, L.P. holds
1.07%, PB PC Blocker A, Inc. holds 12.16%, PineBridge Private Credit Rated Feeder, L.P. holds 84.28%, and 0.06% are held by employees. The remaining limited partnership interests are held by third parties.

(3)
PineBridge Private Credit, L.P. (DE) - PineBridge Private Credit General Partner, L.P. is the general partner of PineBridge Private Credit, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit General Partner, L.P. holds 1.07%, PB PC
Blocker A, Inc. holds 12.16%, PineBridge Private Credit Rated Feeder, L.P. holds 84.28%, and 0.06%
are held by employees. The remaining limited partnership interests are held by third parties.

(a) PineBridge Private Credit Holdings I, LLC (DE)
(b) PBPC I Ski, Inc. (DE)
b)
PineBridge Private Credit Parallel (Feeder), L.P. (DE) - PineBridge Private Credit General Partner, LLC is
the general partner of PineBridge Private Credit Parallel (Feeder), L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

(1) PB PC Blocker Parallel, Inc. (DE)
c)
PineBridge Private Credit Parallel, L.P. (DE) - PineBridge Private Credit General Partner, LLC is the
general partner of PineBridge Private Credit Parallel, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by PB PC Blocker Parallel, Inc.

(1) PBPC I Parallel Ski, Inc. (DE)
	6)	PineBridge Private Credit II General Partner, LLC (DE)

a)
PineBridge Private Credit II General Partner, L.P. (DE) - PineBridge Private Credit II General Partner,
LLC is the general partner of PineBridge Private Credit II General Partner, L.P. (the "Fund"). 60% of the
limited partnership interests of the Fund are held by employees. The remaining limited partnership interests of the Fund are held by third parties.

(1)
PineBridge Private Credit II Parallel, L.P. (DE) - PineBridge Private Credit II General Partner, L.P. is
the general partner of PineBridge Private Credit II Parallel, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit II General Partner, L.P.
holds 0.04%, PineBridge Private Credit II Parallel RFF, L.P. holds 75.44%, and PineBridge Private
Credit II Blocker Series B, LLC hold 9.43%. The remaining interests are held by third parties.

(2)
PineBridge Private Credit II, L.P. (DE) - PineBridge Private Credit II General Partner, L.P. is the
general partner of PineBridge Private Credit II, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit II General Partner, l.P. hold 2.08%,
PineBridge Private Credit II RFF, L.P. holds 90.16%, and PineBridge Private Credit II Blocker Series
A, LLC holds 2.50%. The remaining limited partnership interests are held by third parties.

(a)
PineBridge Private Credit Holdings II, LLC (DE) - 100.00% of the votig interests of PineBridge
Private Credit Holdings II, LLC are held by PineBridge Private Credit II, L.P. 100.00% of the non-voting interests of PineBridge Private Credit Holdings II, LLC are held by PineBridge Private
Credit Parallel, L.P.

			(b)	PineBridge Private Credit II Holdings Lev, LLC (DE)
b)
PineBridge Private Credit II Parallel RFF, L.P. (DE) - PineBridge Private Credit II General Partner, LLC is
the general partner of PineBridge Private Credit II Parallel RFF, L.P. (the "Fund"). 100% of the limited partnership interests in the Fund are held by third parties.

c)
PineBridge Private Credit II RFF, L.P. (DE) - PineBridge Private Credit II General Partner, LLC is the
general partner of PineBridge Private Credit II RFF, L.P. (the Fund"). 100% of the limited partnership interests in the Fund are held by third parties.

d)
PineBridge Private Credit II Series Feeder, L.P. (DE) - PineBridge Private Credit II General Partner, LLC
is the general partner of PineBridge Private Credit II Series Feeder, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

		(1)	PineBridge Private Credit II Blocker Series, LLC (DE)
7)	PineBridge Private Credit III General Partner, LLC (DE)
	a)	PineBridge Private Credit III Blocker (V) Member, L.P. (DE)
b)
PineBridge Private Credit III General Partner, L.P. (DE) - PineBridge Private Credit III General Partner,
LLC is the general partner of PineBridge Private Credit III General Partner, L.P. (the "Fund GP"). 60% of
limited partnership interests of the Fund GP are held by PB Employees and the remaining limited partnership interests are held by third parties.

(1)
PineBridge Private Credit III Parallel, L.P. (DE) - PineBridge Private Credit III General Partner, L.P.
is the general partner of PineBridge Private Credit III Parallel, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit III General
Partner, L.P. hold 0.02%, PineBridge Private Credit III Blocker Series LLC (Series B) holds 9.98%,
PineBridge Private Credit III Blocker Series, LLC (Series C) holds 3.06%, PineBridge Private Credit
III Parallel RFF, L.P. holds 63.87%, and PineBridge Private Credit III Parallel RFF (A), L.P. holds
20.08%. The remaining limited partnership interests are held by third parties.

(2)
PineBridge Private Credit III, L.P. (DE) - PineBridge Private Credit III General Partner, L.P. is the
general partner of PineBridge Private Credit III, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit III General Partner, L.P. holds
1.51%, PineBridge Private Credit III Blocker Series, LLC (Series A) holds 8.67%, PineBridge Private
Credit III Blocker Series, LLC (Series D) holds 14.45%, PineBridge Private Credit III RFF, L.P. holds
69.41%, and 0.29% is held by employees. The remaining limited partnership interests are held by third parties.

			(a)	PineBridge Private Credit III Holdings Lev, LLC (DE)
c)
PineBridge Private Credit III Parallel Feeder (S), L.P. (DE) - PineBridge Private Credit III General
Partner, LLC is the general partner of PineBridge Private Credit III Parallel Feeder (S), L.P. (the "Fund").
100% of the limited partnership interests of the Fund are held by third parties.

d)
PineBridge Private Credit III Parallel Feeder Blocker, LLC (DE) - 100 of the voting interests of PineBridge
Private Credit III Parallel Feeder Blocker, LLC are held by PineBridge Private Credit III General Partner,
LLC. 97.9% of the non-voting interests of PineBridge Private Credit III Parallel Feeder Blocker, LLC are
held by PineBridge Private Credit III Parallel Feeder (S) LP, and 2.10% by PineBridge Private Credit III
Blocker (V) Member LP.

e)
Pinebridge Private Credit III Parallel RFF (A), L.P. (DE) - PineBridge Private Credit III General Partner,
LLC is the general partner of PineBridge Private Credit III Parallel RFF (A), L.P. (the "Fund"). 30.43% of
the limited partnership interests of the Fund are held by PineBridge Private Credit III Parallel Feeder
Blocker LLC. The remaining limited partnership interests are held by third parties.

f)
PineBridge Private Credit III Parallel RFF, L.P. (DE) - PineBridge Private Credit III General Partner, LLC
is the general partner of PineBridge Private Credit III Parallel RFF, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

g)
PineBridge Private Credit III RFF, L.P. (DE) - PineBridge Private Credit III General Partner, LLC is the
general partner of PineBridge Private Credit III RFF, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

h)
PineBridge Private Credit III Series Feeder, L.P. (DE) - PineBridge Private Credit III General Partner, LLC
is the general partner of PineBridge Private Credit III Series Feeder, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

(1)
PineBridge Private Credit III Blocker Series, LLC (DE) - 100% of the voting interests of PineBridge
Private Credit III Blocker Series, LLC are held by PineBridge Private Credit III Series Feeder, L.P.
1.06% of non-voting interests of PineBridge Private Credit III Blocker Series, LLC is owned by
PineBridge Private Credit III General Partner, L.P. and 98.94% is owned by PineBridge Private Credit
III Series Feeder, L.P.

8)	PineBridge Private Credit IV General Partner, LLC (DE)
a)
PineBridge Private Credit IV Offshore Holdings, L.P. (DE) - PineBridge Private Credit IV General Partner,
LLC is the general partner of PineBridge Private Credit IV Offshore Holdings, L.P. (the "Fund") 100% of
the limited partnership interests of the Fund are held by PineBridge Private Credit IV Offshore Series
Blocker, LLC.

b)
PineBridge Private Credit IV Aggregator, LLC (DE) - 100% of the voting interests of PineBridge Private
Credit IV Aggregator, LLC are held by PineBridge Private Credit IV General Partner, LLC. 4.78% of
non-voting interest PineBridge Private Credit IV Aggregator, LLC is held by PineBridge Private Credit IV,
L.P. 87.14% of PineBridge Private Credit IV Aggregator, LLC is held by PineBridge Private Credit IV
Parallel, L.P. 8.08% of PineBridge Private Credit IV Aggregator, LLC is held by PineBridge Private Credit IV
Offshore Holdings, L.P.

c)
Pinebridge Private Credit IV Blocker Series, LLC (DE) - 100% of the voting interests of Pinebridge Private
Credit IV Blocker Series, LLC are held by PineBridge Private Credit IV General Partner, LLC. 100% of
non-voting securities of Pinebridge Private Credit IV Blocker Series, LLC are held by PineBridge Private
Credit IV Series Feeder, L.P.

d)
PineBridge Private Credit IV General Partner, L.P. (DE) - PineBridge Private Credit IV General Partner,
LLC is the general partner of PineBridge Private Credit IV General Partner, L.P. (the "Fund"). 65% of the
limited partnership interests of the Fund are held by employees. The remaining limited partnership interests of the Fund are held by third parties.

(1)
PineBridge Private Credit IV Parallel, L.P. (DE) - PineBridge Private Credit IV General Partner, L.P. is
the general partner of PineBridge Private Credit IV Parallel, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit IV General Partner, L.P.
owns 0.02%, and PineBridge Private Credit IV Parallel RFF, L.P. owns 90.89%. The remaining limited partnership interests are held by third parties.

(2)
PineBridge Private Credit IV, L.P. (DE) - PineBridge Private Credit IV General Partner, L.P. is the
general partner of PineBridge Private Credit IV, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit IV General Partner, L.P. owns
0.33%, and PineBridge Private Credit IV RFF, L.P. owns 99.44%. The remaining limited partnership interests are held by employees.

			(a)	PineBridge Private Credit IV Holdings Lev, LLC (DE)

e)
PineBridge Private Credit IV Parallel RFF, L.P. (DE) - PineBridge Private Credit IV General Partner, LLC is
the general partner of PineBridge Private Credit IV Parallel RFF, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

f)
PineBridge Private Credit IV RFF, L.P. (DE) - PineBridge Private Credit IV General Partner, LLC is the
general partner of PineBridge Private Credit IV RFF, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

	g)	Pinebridge Private Credit IV Series Feeder, L.P. (DE) - This entity currently not in operation and no LPs invested in it yet.
9)	PineBridge Vantage Partners LLC (DE)
	a)	PineBridge Co-Investment Feeder, Ltd. (CYM)
b)
PineBridge Vantage Partners GP, L.P. (DE) - PineBridge Vantage Partners LLC is the general partner of
PineBridge Vantage Partners GP, L.P. (the "Fund GP"). 100% of the limited partnership interests of the
Fund GP are held by third parties.

10)
PineBridge Global Dynamic Absolute Return Fund LLC (DE) - PineBridge Investments LLC hold 100% of the voting interest of PineBridge Global Dynamic Absolute Return Fund LLC (the "Fund"). 99.75% of the
non-voting interests of the Fund are held by third parties and 0.25% are held by PineBridge Investments LLC.

11)	PineBridge Highstar (SPE) LLC (DE)
12)	PineBridge Investments Management LLC (DE)
13)	PineBridge European Real Estate GP, LLC (CYM)
a)
PineBridge European Real Estate SPV, L.P. (CYM) - PineBridge European Real Estate GP, LLC is the
general partner of PineBridge European Real Estate SPV, L.P. (the "Fund"). 100% of the limited partnership interests of Fund are held third parties.

14)
PineBridge Senior Secured Loan US Fund LLC (DE) - PineBridge Investments LLC hold 100% of the voting interest of PineBridge Senior Secured Loan US Fund LLC. 100% of the non-voting interests of the Fund are held by third parties.

15)	PineBridge Structured Capital General Partner III LLC (DE)
a)
PineBridge Structured Capital General Partner III, L.P. (DE) - PineBridge Structured Capital General
Partner III LLC is the general partner of PineBridge Structured Capital General Partner III, L.P. (the
"Fund"). 16.51% of the limited partnership interest of Fund are held by current and former employees and
83.49% held by third parties.

(1)
PSC III Arch AIV I, L.P. (CYM) - PineBridge Structured Capital General Partner III, L.P.is the general partner of PSC III Arch AIV I, L.P. (the "AIV"). 99.21% of the limited partnership interests of the AIV are held by PSC III Arch EP Blocker Inc and 0.79% held by PineBridge Structured Capital General
Partner III, L.P.

(2)
PineBridge Structured Capital Partners Offshore III-A, L.P.(CYM) - PineBridge Structured Capital
General Partner III, L.P. is the general partner of PineBridge Structured Capital Partners Offshore
III-A, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund:
PineBridge Structured Capital General Partner III, L.P. holds 0.79%. The remaining limited partnership interests are held by third parties.

b)
PineBridge Structured Capital Partners III (Feeder), L.P. (CYM) - PineBridge Structured Capital General
Partner III LLC is the general partner of PineBridge Structured Capital Partners III (Feeder), L.P. (the
"Fund"). 100% of the limited partnership interests of Fund are held by third parties.

c)
PineBridge Structured Capital Partners III, L.P. (DE) - PineBridge Structured Capital General Partner III
LLC is the general partner of PineBridge Structured Capital Partners III, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PSC III Splitter 1 LP holds 41.10%, and
PineBridge Structured Capital General Partner III, L.P. holds 4.61%. The remaining limited partnership interests are held by third parties.

		(1)	PB Riveron Blocker, Inc. (DE)
		(2)	PB Riveron-A Blocker, Inc. (DE)

(3)
PSC III AIV I, L.P. (DE) - PineBridge Structured Capital Partners III, L.P. is the general partner of
PSC III AIV I, L.P. (the "AIV"). 54.29% of the limited partnership interests of the AIV are held by third parties, 41.10% are held by PSC III Splitter 1, L.P., and 4.61% are held by PineBridge Structured
Capital General Partner III, L.P.

d)
PSC III Arch Feeder I, L.P. (CYM) - PineBridge Structured Capital General Partner III LLC is the general partner of PSC III Arch Feeder I, L.P. (the "Feeder Fund"). 100% of the limited partnership interest of
Feeder Fund are held by PineBridge Structured Capital Partners Offshore III-A L.P.

		(1)	PSC III Arch EP Blocker, Inc. (DE)
(2)
PSC III EP Blocker, Inc. (DE) - 100% of the voting interests of PSC III EP Blocker, Inc. are held by
PSC III Arch Feeder I, L.P. 100% of the non-voting interest of PSC III EP Blocker, Inc. are held by
PineBridge Structured Capital Partners III (Feeder), L.P.

e)
PSC III Blocker, L.P. (CYM) - PineBridge Structured Capital General Partner III LLC is the general partner of PSC III Blocker, L.P. (the "Blocker"). 100% of the limited partnership interest of the Blocker are held by PineBridge Structured Capital Partners III (Feeder), L.P.

f)
PSC III Splitter 1, L.P. (DE) - PineBridge Structured Capital General Partner III LLC is the general partner of PSC III Splitter 1, L.P. (the "Fund"). 100% of the limited partnership interests of Fund are held by PSC III Blocker, L.P.

16)	PineBridge Structured Capital II GP, LLC (DE) -
a)
PineBridge Structured Capital General Partner II, LP - PineBridge Structured Capital II GP, LLC is the
general partner of PineBridge Structured Capital General Partner II, LP (the "Fund"). 80% of the limited partnership interests of the Fund are held by current and former employees and 20% are held by third parties.

		(1)	PineBridge Structured Capital General Partner Offshore II, LLC (DE)
(a)
PineBridge Structured Capital Partners Offshore II, L.P. (CYM) - PineBridge Structured Capital
General Partner Offshore II, LLC is the general partner of PineBridge Structured Capital
Partners Offshore II, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Structured Capital General Partner Offshore II, LLC holds 0.67%. The remaining limited partnership interests are held by third parties.

				i.	PB SC II BN Blocker, Inc. (DE)
				ii.	PB SC II UCC Blocker, Inc. (DE)
				iii.	PG Investment Corp II, Inc. (DE)
iv.
RP BN Blocker, Inc. (DE) - 100.00% of the voting interests of RP BN Blocker, Inc. areheld by
PineBridge Structured Capital Partners Offshre II, L.P. 100.00% of the non-voting interests of RP BN Blocker, Inc. are held by third parties.

(b)
PineBridge Structured Capital Partners Offshore II-A, L.P. (CYM) - PineBridge Structured
Capital General Partner Offshore II, LLC is the general partner of PineBridge Structured Capital
Partners Offshore II-A, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Structured Capital General Partner Offshore II, LLC holds
0.67%. The remaining limited partneship interests are held by third parties.

				i.	PB SC II-A BN Blocker, Inc. (DE)
				ii.	PB SC II-A UCC Blocker Inc. (DE)
				iii.	PG Investment Corp II-A, Inc. (DE)
(2)
PineBridge Structured Capital Partners II, L.P. (DE) - PineBridge Structured Capital General Partner
II, LP is the general partner of PineBridge Structured Capital Partners II, L.P. (the "Fund"). The
following affiliates hold limited partnership interests in the Fund: PineBridge Structured Capital II
Sponsor, LLC holds 43.02%, and PineBridge Structured Capital General Partner II, L.P. holds 1.556%.
The remaining limited partnership interests are held by third parties.

17)	PineBridge Flexible Credit Implementation, LLC (DE)
a)
PineBridge Flexible Credit Offshore Fund, LLC (CYM) - 100.00% of the voting interests of PineBridge
Flexible Credit Offshore Fund, LLC are held by PineBridge Flexible Credit Implementation, LLC. 100.00%
of the non-voting interests of PineBridge Flexible Credit Offshore Fund, LLC are held by third parties.

b)
PineBridge Flexible Credit Onshore Fund, LLC (DE) - 100.00% of the voting interests of PineBridge
Flexible Credit Onshore Fund, LLC are held by PineBridge Flexible Credit Implementation, LLC. 99.46% of
the non-voting interests of PineBridge Flexible Credit Onshore Fund, LLC are held by third parties. 0.54%
of the non-voting interests of PineBridge Flexible Credit Onshore Fund, LLC are held by PineBridge
Investments Holdings US LLC.

1)
PB PC Blocker A, Inc. (DE) - 100% of the voting securities of PB PC Blocker A, Inc. are held by PineBridge
Investments LLC. 99.80% of the non-voting securities of PB PC Blocker A, Inc. are held by PineBridge Private
Credit (Feeder A), L.P. and 0.20% by PineBridge Private Credit General Partner, L.P.

		1)	PineBridge Private Credit IV Offshore GP, S.à.r.l. (Luxembourg)
a)
PineBridge Private Credit IV Offshore SLP (Luxembourg) - 100.00% of the voting interests of PineBridge
Private Credit IV Offshore SLP are held by PineBridge Private Credit IV Offshore GP, S.a.r.l. 100% of the
economic interests of PineBridge Private Credit IV Offshore SLP are held by third parties.

(1)
PineBridge Private Credit IV Offshore Blocker Series, LLC (DE) - 97.99% of PineBridge Private Credit
IV Offshore Blocker Series, LLC is owned by PineBridge Private Credit IV Offshore SLP and 2.01% is
held by PineBridge Private Credit IV General Partner, L.P.

				(2)	PineBridge Private Credit IV Offshore Blocker Series, LLC (DE)
	d.	PineBridge Private Credit Agent LLC (DE)
		1)	PineBridge Highstar (SPE) LLC
		2)	PineBridge Investments Management LLC (DE)
			a)	PineBridge Senior Secured Loan Fund Ltd. (CYM)
	e.	PineBridge Securities LLC (DE)
6.	PineBridge Investments IP Holdings Limited (CYM)
7.	PineBridge Investments Americas Holdings Limited (CYM)
	a.	PineBridge GEM II G.P., Co. (CYM)
1)
PineBridge GEM II G.P., L.P. (CYM) - PineBridge GEM II G.P., Co. is the general partner of PineBridge GEM II
G.P., L.P. (the "Fund GP"). 62.62% of the limited partnership interests of the Fund GP are held by third parties,
0.19% are held by PineBridge GEM II G.P., Co. and 37.19% are held by current or former employees.

a)
PineBridge GEM II (Alberta) GP, L.P (Canada) - PineBridge GEM II G.P., L.P. is the general partner of
PineBridge GEM II (Alberta) GP, L.P. (the "Fund GP"). 100.00% of the limited partnership interests of
Fund GP are held by current and former employees.

(1)
Lauren Holdings, LP (Canada) - Lauren Holdings, L.P. (the "AIV") is an AIV of PineBridge GEM II
(Alberta) GP, L.P. 98.07% of the limited partnership interests of the AIV are held by third parties.
1.93% of the limited partnership interests in the AIV are held by PineBridge GEM II (Alberta) GP, L.P.

(2)
Oliver Investments, LP (Canada) - Oliver Investments, LP (the "AIV") is an AIV of PineBridge GEM II
(Alberta) GP, L.P. 98.07% of the limited partnership interests of the AIV are held by third parties.
1.93% of the limited partnership interests in the AIV are held by PineBridge GEM II (Alberta) GP, L.P.

(3)
Victoria Capital, LP (Canada) - Victoria Capital, LP (the "AIV") is an AIV of PineBridge GEM II
(Alberta) GP, L.P. 98.07% of the limited partnership interests of the AIV are held by third parties and
1.93% are held by PineBridge GEM II (Alberta) GP, L.P.

b)
PineBridge GEM II Feeder, L.P. (CYM) - PineBridge GEM II G.P., L.P. is the general partner of PineBridge
GEM II Feeder, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

				(1)	PineBridge GEM II Feeder Ltd. (CYM)
			c)	PineBridge GEM II GP Ltd. (CYM)
(1)
PineBridge Global Emerging Markets Partners II, L.P. (CYM) - PineBridge GEM II GP Ltd. is the
general partner of PineBridge Global Emerging Markets Partners II, L.P. (the "Fund"). 98.07% of the
limited partnership interests in of the Fund are held by third parties, and 1.93% are held by
PineBridge GEM II G.P., L.P.

(a) Aditi Investment Holdings Limited (Mauritius)

		b.	PineBridge GEM II Special Distribution GP, Ltd. (CYM)
1)
PineBridge GEM II Special Distribution, L.P. (CYM) - PineBridge GEM II Special Distribution GP, Ltd. is the
general partner of PineBridge GEM II Special Distribution, L.P. (the "Fund"). 66.67% of the limited partnership interests in the Fund are held by PineBridge GEM II Special Distribution G.P., Ltd and 33.33% are held by current and former employees.

		c.	PineBridge GEM II, LLC (DE)
		d.	PineBridge GEM Viaduct GP, Co. (CYM)
			1)	AIG GEM Viaduct Media Holdings Bermuda, Ltd. (CYM)
			2)	AIG GEM Viaduct Media Holdings Singapore, Ltd. (CYM)
3)
PineBridge GEM Viaduct GP, L.P. (CYM) - PineBridge GEM Viaduct GP, Co. is the general partner of PineBridge
GEM Viaduct GP, L.P. (the "Fund GP"). 76.43% of the limited partnership interests of Fund GP are held by third parties 0.67% are held by PineBridge GEM Viaduct G P, Co., and 22.90% are held by current or former employees.

a)
PineBridge Global Emerging Markets Partners Viaduct, L.P. (CYM) - PineBridge GEM Viaduct GP, L.P. is
the general partner of PineBridge Global Emerging Markets Partners Viaduct, L.P. (the "Fund"). 99.00% of
the limited partnership interests of the Fund are held by third parties and 1.00% are held by PineBridge
GEM Viaduct G.P., L.P.

					(1)	PineBridge Eurasia Financial Investments S.à.r.l. (Luxembourg)
		e.	PineBridge GEM Viaduct Manager, LLC (DE)
		f.	PineBridge New Europe GP, Ltd. (CYM)
1)
PineBridge New Europe GP, L.P. (CYM) - PineBridge New Europe GP, Ltd. is the general partner of PineBridge
New Europe GP, L.P. (the "Fund GP"). 100.00% of the limited partnership interests of the Fund GP are held by current and former employees.

		g.	PineBridge New Europe II GP, Ltd. (CYM)
1)
PineBridge New Europe II GP, L.P. (CYM) - PineBridge New Europe II GP, Ltd. is the general partner of
PineBridge New Europe II GP, L.P. (the "Fund GP"). 55.40% of the limited partnership interests of the Fund GP are held by third parties, 44.40% are held by current or former employees, and 0.20% are held by PineBridge
New Europe II GP, Ltd.

a)
PineBridge New Europe Partners II, L.P. (CYM) - PineBridge New Europe II GP, L.P. is the general partner of PineBridge New Europe Partners II, L.P. (the "Fund"). 99.05% of the limited partnership interests of the
Fund are held by third parties and 0.95% are held by PineBridge New Europe II GP, L.P.

					(1)	NEF Cable Holdings S.à r.l. (Luxembourg)
(a) Polynifin B.V. (Netherlands)
b)
PineBridge New Europe Partners II-A, L.P. (CYM) - PineBridge New Europe II GP, L.P. is the general partner of PineBridge New Europe Partners II-A, L.P. (the "Fund"). 98.24% of the limited partnership interests in the Fund are held by third parties and 1.76% are held by PineBridge New Europe II GP, L.P.

					(1)	Frégate Investments S.à r.l. (Luxembourg)
					(2)	Kingscote S.à r.l. (Luxembourg)
					(3)	Ratiocino Limited (Cyprus)
		h.	PineBridge New Europe II Manager, LLC (DE)
i.
PineBridge New Europe Manager, Ltd. (CYM) - 70% of the interests in PineBridge New Europe Manager, Ltd. is held by PineBridge Investments Americas Holdings Limited. The remaining 30% is held by a third-party.

I.	MetLife Insurance Brokerage, Inc. (NY)
J.	Cova Life Management Company (DE)
K.	MetLife Consumer Services, Inc. (DE)
L.	MetLife Global, Inc. (DE)
	1)	MetLife Global Bermuda, Ltd. (Bermuda)
M.	MetLife Reinsurance Company of Hamilton, Ltd. (Bermuda)

N.	MetLife Global Benefits, Ltd. (CYM)
O.	Newbury Insurance Company, Limited (DE)
P.
Inversiones MetLife Holdco Dos Limitada (CHL) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife,
Inc., 0.000535% is owned by MetLife International Holdings, LLC. and 0.0000054% is owned by Natiloportem Holdings, LLC.

Q.	MetLife Reinsurance Company of Charleston (SC)
R.	MetLife Capital Trust IV (DE)
S.	MetLife Home Loans, LLC (DE)
T.	MetLife Pet Insurance Solutions, LLC (KY)
U.	Metropolitan General Insurance Company (RI)
V.
Chariot Holding Company, LP (BMU) - MetLife, Inc. holds an approximate 23% interest in the non-voting limited partnership interests of Chariot Holding Company, LP, a Bermuda exempted limited partnership. The remaining interests are held by third parties. The Nebraska Department of Insurance has approved MetLife’s application to disclaim affiliation with Chariot Holding
Company, LP and its subsidiaries.

	1.	Chariot MidCo, LLC (DE)
	2.	Chariot Reinsurance, Ltd. (BMU)
W.	MetLife Insurance Brokerage, Inc. (NY)
X.	MetLife Reinsurance Company of Vermont (VT)
Y.	MetLife Group, Inc. (NY)
	1.	MetLife Services and Solutions, LLC (DE)
		a.	MetLife Solutions Pte. Ltd. (SGP)
1)
MetLife Services East Private Limited (IND) - 57.279332% of MetLife Services East Private Limited is owned by
MetLife Global Operations Support Center Private Limited, 42.720666% is owned by MetLife Solutions Pte.
Limited, and 0.000002% is owned by Natiloportem Holdings LLC.

2)
MetLife Global Operations Support Center Private Limited (IND) - 99.99999% of MetLife Global Operations
Support Center Private Limited is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem
Holdings, LLC.

Z.	MetLife Investors Group, LLC (DE)
	1.	MetLife Investors Distribution Company (MO)
	2.	MetLife Investments Securities, LLC (DE)
1) The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.
2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.
3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.
4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.
Item 30. Indemnification
As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant’s principal underwriter (the “Underwriter”)), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.
MetLife, Inc. also has adopted a policy to indemnify employees (“MetLife Employees”) of MetLife, Inc. or its affiliates (“MetLife”), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.
MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a)
MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Separate Account No. 13S
(b)
Management. MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.

Name and Principal Business Address	Positions and Offices With Underwriter
Jessica T. Good 200 Park Avenue New York, NY 10166	Director, Chair of the Board, President and Chief Executive Officer
Kelli Buford 200 Park Avenue New York, NY 10166	Secretary
Michael J. McDermott 200 Park Avenue New York, NY 10166	Director and Senior Vice President
Michael Yick 1 MetLife Way Whippany, NJ 07981	Vice President and Treasurer

Name and Principal Business Address	Positions and Offices With Underwriter
Alexis Kuchinsky One MetLife Way Whippany, NJ 07981	Chief Compliance Officer
Geoffrey Fradkin 200 Park Avenue New York, NY 10166	Vice President
Gabriel Lopez 200 Park Avenue New York, NY 10166	Director and Senior Vice President
Dan P. Antilley, Jr. 200 Park Avenue New York, NY 10166	Senior Vice President and Chief Information Security Officer
Thomas J. Schuster 200 Park Avenue New York, NY 10166	Director and Senior Vice President
Peter Gruppuso 200 Park Avenue New York, NY 10166	Assistant Vice President and Chief Financial Officer
Geeta Alphonso-Napoli 200 Park Avenue New York, NY 10166	Chief Legal Officer
Anika Wall 200 Park Avenue New York, NY 10166	Director and Vice President
(c)
Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant during their last fiscal year.
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
MetLife Investors Distribution Company	$35,509,468	$0	$0	$0
Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.
Item 31A. Information about Contracts with Index-Linked Option as and Fixed Options Subject to a Contract Adjustment.
Not applicable.
Item 32. Location of Accounts and Records
The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:
(a)
Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166
(b)
MetLife, 18210 Crane Nest Drive, Tampa, FL 33647
(c)
MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166
Item 33. Management Services
Not applicable
Item 34. Fee Representation

Depositor hereby makes the following representation:
Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 23rd day of April, 2026.
Metropolitan Life Separate Account E (Registered Separate Account)
By:	Metropolitan Life Insurance Company (Insurance Company)

By:	/s/ Michael Schmidt
Michael Schmidt Vice President

Metropolitan Life Insurance Company (Insurance Company)
By:	/s/ Michael Schmidt
Michael Schmidt Vice President

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons, in the capacities indicated, on April 23, 2026.
Signature	Title
*
Robert G. Hubbard	Chairman of the Board and Director
*
Michel A. Khalaf	President, Chief Executive Officer and Director
*
John D. McCallion	Executive Vice President and Chief Financial Officer
*
Adrienne O’Neill	Executive Vice President and Chief Accounting Officer
*
Daniel S. Glaser	Director
*
Carlos M. Gutierrez	Director
*
Carla A. Harris	Director
*
Laura J. Hay	Director
*
Jeh C. Johnson	Director
*
William E. Kennard	Director
*
Diana L. McKenzie	Director
*
Denise M. Morrison	Director
*
Christian S. Mumenthaler	Director

Signature	Title
*
Michelle Seitz	Director
*
Mark A. Weinberger	Director

*By:	/s/ Heather Harker
Heather Harker Attorney-in-Fact April 23, 2026
*
Metropolitan Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney.